UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—82.2%
Consumer Discretionary Select Sector SPDR Fund	679,390	$49,018
Consumer Staples Select Sector SPDR Fund	993,650	48,182
Financial Select Sector SPDR Fund	1,969,440	48,704
iShares Barclays 7-10 Year Treasury Bond Fund	487,160	51,634
iShares Barclays MBS Bond Fund	468,960	51,267
iShares Dow Jones U.S. Real Estate Index Fund	438,840	33,721
iShares MSCI Emerging Markets Index Fund	1,873,220	73,599
iShares MSCI EMU Index Fund	1,966,420	71,440
SPDR S&P 500(R) ETF Trust Series 1	165,300	33,969
Technology Select Sector SPDR Fund	1,161,770	48,039
Utilities Select Sector SPDR Fund	1,011,470	47,762

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $554,027)		557,335

TOTAL LONG TERM INVESTMENTS—82.2% (Identified Cost $554,027)		557,335

SHORT-TERM INVESTMENTS—17.7%
Money Market Mutual Fund—17.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	120,208,119	120,208

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $120,208)		120,208

TOTAL INVESTMENTS—99.9% (Identified Cost $674,235)		677,543	(1)
Other assets and liabilities, net—0.1%		551

NET ASSETS—100.0%		$678,094

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$557,335	$557,335
Short-Term Investments	120,208	120,208

Total Investments	$677,543	$677,543

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%
Consumer Discretionary—21.4%
Amazon.com, Inc.(2)	33,540	$10,409
AutoNation, Inc.(2)	6,460	390
AutoZone, Inc.(2)	2,840	1,758
Bed Bath & Beyond, Inc.(2)	16,310	1,242
Best Buy Co., Inc.	25,930	1,011
BorgWarner, Inc.	20,220	1,111
Cablevision Systems Corp. Class A	19,550	404
CarMax, Inc.(2)	18,980	1,264
Carnival Corp.	39,720	1,801
CBS Corp. Class B	42,200	2,335
Chipotle Mexican Grill, Inc.(2)	2,750	1,882
Coach, Inc.	24,370	915
Comcast Corp. Class A	227,800	13,215
Darden Restaurants, Inc.	11,690	685
Delphi Automotive plc	26,250	1,909
DIRECTV(2)	44,470	3,856
Discovery Communications, Inc. Class A(2)	13,390	461
Discovery Communications, Inc. Class C(2)	24,090	812
Dollar General Corp.(2)	26,790	1,894
Dollar Tree, Inc.(2)	18,060	1,271
Expedia, Inc.	8,680	741
Family Dollar Stores, Inc.	8,420	667
Ford Motor Co.	340,750	5,282
Fossil Group, Inc.(2)	4,050	449
GameStop Corp. Class A	9,880	334
Gannett Co., Inc.	20,030	640
Gap, Inc. (The)	23,410	986
Garmin Ltd.	10,700	565
General Motors Co.	119,190	4,161
Genuine Parts Co.	13,480	1,437
Goodyear Tire & Rubber Co. (The)	24,110	689
H&R Block, Inc.	24,490	825
Harley-Davidson, Inc.	18,950	1,249
Harman International Industries, Inc.	6,060	647
Hasbro, Inc.	9,990	549
Home Depot, Inc. (The)	116,570	12,236
Horton (D.R.), Inc.	29,150	737
Interpublic Group of Cos., Inc. (The)	36,840	765
Johnson Controls, Inc.	58,830	2,844
Kohl’s Corp.	17,780	1,085
L Brands, Inc.	21,660	1,875
Leggett & Platt, Inc.	12,390	528

	SHARES	VALUE
Consumer Discretionary—(continued)
Lennar Corp. Class A	15,900	$712
Lowe’s Cos., Inc.	85,930	5,912
Macy’s, Inc.	30,380	1,998
Marriott International, Inc. Class A	18,810	1,468
Mattel, Inc.	30,030	929
McDonald’s Corp.	86,040	8,062
Michael Kors Holdings Ltd.(2)	18,240	1,370
Mohawk Industries, Inc.(2)	5,420	842
Netflix, Inc.(2)	5,320	1,817
Newell Rubbermaid, Inc.	24,040	916
News Corp. Class A(2)	43,560	683
NIKE, Inc. Class B	61,620	5,925
Nordstrom, Inc.	12,470	990
O’Reilly Automotive, Inc.(2)	9,000	1,734
Omnicom Group, Inc.	22,010	1,705
PetSmart, Inc.	8,700	707
Phillips-Van Heusen Corp.	7,250	929
Priceline Group, Inc. (The)(2)	4,630	5,279
PulteGroup, Inc.	29,490	633
Ralph Lauren Corp.	5,380	996
Ross Stores, Inc.	18,600	1,753
Royal Caribbean Cruises Ltd.	14,750	1,216
Scripps Networks Interactive, Inc. Class A	8,980	676
Staples, Inc.	56,640	1,026
Starbucks Corp.	66,250	5,436
Starwood Hotels & Resorts Worldwide, Inc.	15,710	1,274
Target Corp.	56,280	4,272
Tiffany & Co.	9,870	1,055
Time Warner Cable, Inc.	24,750	3,764
Time Warner, Inc.	74,010	6,322
TJX Cos., Inc.	60,830	4,172
Tractor Supply Co.	11,910	939
TripAdvisor, Inc.(2)	9,890	738
Twenty-First Century Fox, Inc. Class A	163,980	6,298
Under Armour, Inc. Class A(2)	14,660	995
Urban Outfitters, Inc.(2)	8,950	314
VF Corp.	30,590	2,291
Viacom, Inc. Class B	32,640	2,456
Walgreens Boots Alliance	224,362	17,096
Walt Disney Co. (The)	137,890	12,988
Whirlpool Corp.	6,890	1,335
Wyndham Worldwide Corp.	10,930	937
Wynn Resorts Ltd.	7,140	1,062

1

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	38,590	$2,811

		212,749

Consumer Staples—18.6%
Altria Group, Inc.	190,783	9,400
Archer-Daniels-Midland Co. (The)	74,617	3,880
Avon Products, Inc.	57,404	539
Brown-Forman Corp. Class B	19,715	1,732
Campbell Soup Co.	24,852	1,093
Clorox Co. (The)	16,395	1,708
Coca-Cola Co. (The)	420,551	17,756
Coca-Cola Enterprises, Inc.	28,619	1,265
Colgate-Palmolive Co.	94,646	6,549
ConAgra Foods, Inc.	52,815	1,916
Constellation Brands, Inc. Class A(2)	26,944	2,645
Costco Wholesale Corp.	48,634	6,894
CVS Caremark Corp.	125,769	12,113
Dr. Pepper Snapple Group, Inc.	24,599	1,763
Estee Lauder Cos., Inc. (The) Class A	27,216	2,074
General Mills, Inc.	69,031	3,681
Hershey Co. (The)	18,213	1,893
Hormel Foods Corp.	20,163	1,050
J.M. Smucker Co. (The)	13,093	1,322
Kellogg Co.	30,640	2,005
Keurig Green Mountain, Inc.	12,975	1,718
Kimberly-Clark Corp.	41,744	4,823
Kraft Foods Group, Inc.	62,734	3,931
Kroger Co. (The)	59,362	3,812
Lorillard, Inc.	42,300	2,662
McCormick & Co., Inc.	16,661	1,238
Mead Johnson Nutrition Co.	23,569	2,370
Molson Coors Brewing Co. Class B	21,547	1,606
Mondelez International, Inc.	169,093	6,142
Monster Beverage Corp.(2)	17,741	1,922
PepsiCo, Inc.	91,565	8,658
Philip Morris International, Inc.	165,891	13,512
Procter & Gamble Co. (The)	288,446	26,275
Reynolds American, Inc.	36,766	2,363
Safeway, Inc.	34,327	1,206
SYSCO Corp.	69,054	2,741
Tyson Foods, Inc. Class A	40,876	1,639
Wal-Mart Stores, Inc.	168,439	14,466
Whole Foods Market, Inc.	42,444	2,140

		184,502

	SHARES	VALUE
Diversified REIT—0.1%
Prologis, Inc.	31,930	$1,374

Financials—18.2%
ACE Ltd.	21,100	2,424
Affiliated Managers Group, Inc.(2)	3,590	762
Aflac, Inc.	28,820	1,761
Allstate Corp. (The)	26,840	1,886
American Express Co.	56,830	5,287
American International Group, Inc.	89,250	4,999
American Tower Corp. REIT	25,230	2,494
Ameriprise Financial, Inc.	11,840	1,566
AON plc	18,150	1,721
Apartment Investment & Management Co. Class A	9,320	346
Assurant, Inc.	4,510	309
Bank of America Corp.	671,160	12,007
Bank of New York Mellon Corp. (The)	71,750	2,911
BB&T Corp.	45,900	1,785
Berkshire Hathaway, Inc. Class B(2)	116,390	17,476
BlackRock, Inc.	8,130	2,907
Capital One Financial Corp.	35,570	2,936
CBRE Group, Inc. Class A(2)	17,970	616
Charles Schwab Corp. (The)	73,080	2,206
Chubb Corp. (The)	15,050	1,557
Cincinnati Financial Corp.	9,370	486
Citigroup, Inc.	193,260	10,457
CME Group, Inc.	20,320	1,801
Comerica, Inc.	11,660	546
Crown Castle International Corp.	21,390	1,683
Discover Financial Services	29,000	1,899
E*Trade Financial Corp.(2)	18,730	454
Fifth Third Bancorp	52,240	1,064
Franklin Resources, Inc.	24,870	1,377
Genworth Financial, Inc. Class A(2)	32,100	273
Goldman Sachs Group, Inc. (The)	25,870	5,014
Hartford Financial Services Group, Inc. (The)	27,390	1,142
HCP, Inc.	29,410	1,295
Health Care REIT, Inc.	20,970	1,587
Host Hotels & Resorts, Inc.	48,000	1,141
Hudson City Bancorp, Inc.	30,640	310
Huntington Bancshares, Inc.	51,560	542
IntercontinentalExchange Group, Inc.	7,170	1,572
Invesco Ltd.	27,510	1,087
Iron Mountain, Inc.	11,890	460

2

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	238,680	$14,937
KeyCorp	55,700	774
Legg Mason, Inc.	6,580	351
Leucadia National Corp.	19,920	447
Lincoln National Corp.	16,690	963
Loews Corp.	18,920	795
M&T Bank Corp.	8,480	1,065
Marsh & McLennan Cos., Inc.	34,470	1,973
McGraw-Hill Cos., Inc. (The)	17,410	1,549
MetLife, Inc.	72,560	3,925
Moody’s Corp.	11,770	1,128
Morgan Stanley	97,620	3,788
NASDAQ OMX Group, Inc. (The)	7,670	368
Navient Corp.	25,890	560
Northern Trust Corp.	14,130	952
People’s United Financial, Inc.	19,260	292
Plum Creek Timber Co., Inc.	11,360	486
PNC Financial Services Group, Inc. (The)	33,550	3,061
Principal Financial Group, Inc.	17,450	906
Progressive Corp. (The)	33,900	915
Prudential Financial, Inc.	29,140	2,636
Public Storage	9,260	1,712
Regions Financial Corp.	88,070	930
State Street Corp.	26,760	2,101
SunTrust Banks, Inc.	33,180	1,390
T. Rowe Price Group, Inc.	16,490	1,416
Torchmark Corp.	8,200	444
Travelers Cos., Inc. (The)	21,110	2,235
U.S. Bancorp	114,150	5,131
Unum Group	16,010	558
Ventas, Inc.	18,850	1,352
Vornado Realty Trust	11,190	1,317
Wells Fargo & Co.	301,360	16,521
Weyerhaeuser Co.	33,400	1,199
XL Group plc	16,380	563
Zions Bancorp	13,020	371

		181,257

Information Technology—17.2%
Accenture plc Class A	29,807	2,662
Adobe Systems, Inc.(2)	23,297	1,694
Akamai Technologies, Inc.(2)	9,655	608
Alliance Data Systems Corp.(2)	3,035	868
Altera Corp.	15,539	574

	SHARES	VALUE
Information Technology—(continued)
Amphenol Corp. Class A	15,619	$840
Analog Devices, Inc.	15,661	870
Apple, Inc.	279,175	30,815
Applied Materials, Inc.	59,813	1,491
Autodesk, Inc.(2)	11,818	710
Automatic Data Processing, Inc.	23,458	1,956
Avago Technologies Ltd.	12,086	1,216
Broadcom Corp. Class A	26,449	1,146
CA, Inc.	16,326	497
Cisco Systems, Inc.	243,477	6,772
Citrix Systems, Inc.(2)	8,124	518
Cognizant Technology Solutions Corp. Class A(2)	30,216	1,591
Computer Sciences Corp.	7,197	454
Corning, Inc.	62,564	1,435
eBay, Inc.(2)	54,777	3,074
Electronic Arts, Inc.(2)	15,914	748
EMC Corp.	98,152	2,919
F5 Networks, Inc.(2)	3,494	456
Facebook, Inc. Class A(2)	99,619	7,772
Fidelity National Information Services, Inc.	14,707	915
First Solar, Inc.(2)	3,482	155
Fiserv, Inc.(2)	12,358	877
FLIR Systems, Inc.	7,656	247
Google, Inc. Class A(2)	13,592	7,213
Google, Inc. Class C(2)	13,563	7,140
Harris Corp.	5,318	382
Hewlett-Packard Co.	73,636	2,955
Intel Corp.	196,270	7,123
International Business Machines Corp.	43,870	7,039
Intuit, Inc.	14,343	1,322
Juniper Networks, Inc.	18,782	419
KLA-Tencor Corp.	8,420	592
Lam Research Corp.	7,501	595
Linear Technology Corp.	12,211	557
MasterCard, Inc. Class A	47,823	4,120
Microchip Technology, Inc.	10,260	463
Micron Technology, Inc.(2)	54,640	1,913
Microsoft Corp.	392,460	18,230
Motorola Solutions, Inc.	10,317	692
NetApp, Inc.	15,829	656
NVIDIA Corp.	25,646	514
Oracle Corp.	154,874	6,965
Paychex, Inc.	16,512	762
QUALCOMM, Inc.	79,680	5,923

3

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Red Hat, Inc.(2)	9,745	$674
Salesforce.com, Inc.(2)	29,943	1,776
SanDisk Corp.	11,429	1,120
Seagate Technology plc	15,534	1,033
Symantec Corp.	34,193	877
TE Connectivity Ltd.	19,305	1,221
Teradata Corp.(2)	7,800	341
Texas Instruments, Inc.	50,936	2,723
Total System Services, Inc.	9,099	309
VeriSign, Inc.(2)	5,713	326
Visa, Inc. Class A	23,247	6,095
Western Digital Corp.	11,015	1,219
Western Union Co. (The)	25,752	461
Xerox Corp.	55,225	765
Xilinx, Inc.	13,336	577
Yahoo!, Inc.(2)	43,056	2,175

		171,147

Office REIT—0.1%
Boston Properties, Inc.	9,740	1,253

Residential REITs—0.4%
AvalonBay Communities, Inc.	8,390	1,371
Equity Residential	23,150	1,663
Essex Property Trust, Inc.	4,110	849

		3,883

Retail REITs—0.6%
General Growth Properties, Inc.	39,910	1,123
Kimco Realty Corp.	26,020	654
Macerich Co. (The)	9,010	752
Simon Property Group, Inc.	19,880	3,620

		6,149

Telecommunication Services—2.0%
AT&T, Inc.	246,901	8,293
CenturyLink, Inc.	28,459	1,126
Frontier Communications Corp.	58,090	388
Level 3 Communications, Inc.(2)	13,239	654
Verizon Communications, Inc.	198,623	9,292
Windstream Holdings, Inc.	32,756	270

		20,023

Utilities—19.2%
AES Corp. (The)	213,100	2,934
AGL Resources, Inc.	38,670	2,108

	SHARES	VALUE
Utilities—(continued)
Ameren Corp.	79,420	$3,664
American Electric Power Co., Inc.	159,050	9,657
CenterPoint Energy, Inc.	140,890	3,301
CMS Energy Corp.	90,810	3,156
Consolidated Edison, Inc.	95,390	6,297
Dominion Resources, Inc.	189,050	14,538
DTE Energy Co.	58,000	5,009
Duke Energy Corp.	211,420	17,662
Edison International	106,090	6,947
Entergy Corp.	58,470	5,115
Exelon Corp.	278,550	10,329
FirstEnergy Corp.	136,180	5,310
Integrys Energy Group, Inc.	26,460	2,060
NextEra Energy, Inc.	141,420	15,032
NiSource, Inc.	103,690	4,399
Northeast Utilities	102,560	5,489
NRG Energy, Inc.	109,270	2,945
Pepco Holdings, Inc.	82,560	2,223
PG&E Corp.	154,770	8,240
Pinnacle West Capital Corp.	36,620	2,501
PPL Corp.	216,330	7,859
Public Service Enterprise Group, Inc.	163,780	6,782
SCANA Corp.	46,240	2,793
Sempra Energy	75,330	8,389
Southern Co.	291,590	14,320
TECO Energy, Inc.	77,520	1,588
Wisconsin Energy Corp.	72,970	3,848
XCEL Energy, Inc.	165,320	5,938

		190,433

TOTAL COMMON STOCKS (Identified Cost $965,536)		972,770

TOTAL LONG TERM INVESTMENTS—97.8% (Identified Cost $965,536)		972,770

SHORT-TERM INVESTMENTS—50.4%
Money Market Mutual Funds—50.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	375,571,234	375,571
Goldman Sachs Financial Square Funds - Money Market Fund - Institutional Shares (seven-day effective yield 0.220%)	100,152,329	100,152
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.010%)	25,038,082	25,038

4

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 500,761)	500,761

TOTAL INVESTMENTS—148.2% (Identified Cost $ 1,466,297)	1,473,531	(1)
Other assets and liabilities, net—(48.2)%	(479,461)

NET ASSETS—100.0%	$994,070

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$972,770	$972,770
Short-Term Investments	500,761	500,761

Total Investments	$1,473,531	$1,473,531

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(3)—67.7%
Equity Funds—58.7%
Virtus Global Commodities Stock Fund Class I	1,313,316	$9,692
Virtus Global Dividend Fund Class I	1,702,791	25,865
Virtus Global Real Estate Securities Fund Class I	414,593	11,153
Virtus International Real Estate Securities Fund Class I	1,812,034	12,050
Virtus Real Estate Securities Class I	335,406	13,467

		72,227

Fixed Income Funds—9.0%
Virtus Senior Floating Rate Fund Class I	1,163,327	11,086

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $65,861)		83,313

EXCHANGE-TRADED FUNDS—29.9%
Market Vectors Agribusiness	77,550	4,074
Market Vectors Coal	78,400	1,150
PowerShares DB Commodity Index Tracking Fund(2)	491,000	9,059
PowerShares DB G10 Currency Harvest Fund(2)	535,550	13,678
WisdomTree Managed Futures Strategy Fund	202,900	8,840

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $37,519)		36,801

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $103,380)		120,114

SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Fund—1.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	1,497,996	1,498

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,498)		1,498

TOTAL INVESTMENTS—98.8% (Identified Cost $104,878)		121,612	(1)
Other assets and liabilities, net—1.2%		1,465

NET ASSETS—100.0%		$123,077

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$83,313	$83,313
Exchange-Traded Funds	36,801	36,801
Short-Term Investments	1,498	1,498

Total Investments	$121,612	$121,612

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.1%
U.S. Treasury Notes
0.375%, 10/31/16	$400		$398
0.625%, 12/31/16	465		465

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $863)			863

MUNICIPAL BONDS—0.4%
Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255		258

Michigan—0.1%
City of Flat Rock Finance Authority Series A, Taxable 6.750%, 10/1/16	35		36

TOTAL MUNICIPAL BONDS (Identified Cost $290)			294

FOREIGN GOVERNMENT SECURITIES—3.2%
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		273
Mongolia 144A 5.125%, 12/5/22(3)	200		174
Republic of Chile 5.500%, 8/5/20	84,000	CLP	145
Republic of Colombia 4.375%, 3/21/23	490,000	COP	181
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155		156
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,745,000	IDR	147
Series FR63, 5.625%, 5/15/23	1,478,000	IDR	103
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		184
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	140
Republic of Romania 144A 4.875%, 1/22/24(3)	210		229
Republic of Uruguay 4.375%, 12/15/28	5,639	UYU(6)	231
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	480

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,809)			2,443

MORTGAGE-BACKED SECURITIES—21.8%
Agency—8.1%
FHLMC
7.000%, 4/1/16	2		2
5.000%, 12/1/35	42		47
FNMA
6.500%, 6/1/16	14		15
6.000%, 7/1/17	11		11

	PAR VALUE		VALUE
Agency—(continued)
5.500%, 9/1/17	$22		$23
5.000%, 4/1/20	97		104
5.000%, 8/1/21	34		36
6.000%, 5/1/29	42		48
6.500%, 5/1/30	2		2
7.500%, 3/1/31	36		41
7.000%, 7/1/31	29		35
7.000%, 9/1/31	40		46
6.500%, 3/1/32	33		39
5.500%, 4/1/36	73		82
5.500%, 9/1/36	245		275
6.000%, 9/1/37	28		32
6.000%, 1/1/38	58		67
6.000%, 2/1/38	51		59
6.000%, 3/1/38	242		278
6.000%, 7/1/38	677		779
6.000%, 8/1/38	405		459
6.000%, 8/1/38	105		120
6.000%, 8/1/38	285		328
6.000%, 8/1/38	25		28
5.000%, 6/1/39	817		912
5.000%, 9/1/39	221		246
5.500%, 9/1/39	432		485
4.500%, 9/1/40	336		372
3.500%, 12/1/42	349		364
3.000%, 3/1/43	559		565
3.000%, 5/1/43	174		176
GNMA
8.500%, 11/15/22	—	(5)	—	(5)
6.500%, 9/15/28	53		61
7.500%, 9/15/29	71		82

			6,219

Non-Agency—13.7%
A-10 Securitization LLC
13-1, B 144A 4.120%, 11/15/25(3)	260		259
14-1, A1 144A 1.720%, 4/15/33(3)	250		250
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	205		211
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.043%, 7/10/43(2)	440		444
Banc of America Funding Trust 04-B, 2A1 2.565%, 11/20/34(2)	111		109

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-1, 1A1 5.500%, 2/25/35	$148	$150
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	135	141
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.461%, 5/25/34(2)	358	357
Bayview Commercial Asset Trust 08-1, A2A 144A 1.170%, 1/25/38(2)(3)	129	128
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	412	421
Citigroup Commercial Mortgage Trust 07-6, A4 5.710%, 12/10/49(2)	350	380
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(3)	270	274
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.796%, 8/10/45(2)	858	929
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	145	155
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	385	407
07-T28, A3 5.793%, 9/11/42	518	518
07- PW15, AM 5.363%, 2/11/44	250	257
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates 03-S11, 3A5 5.950%, 11/25/33	238	246
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	400	437
06-LDP7, AM 5.865%, 4/15/45(2)	475	504
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.365%, 9/25/34(2)	301	305
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	167	175
Morgan Stanley Capital I Trust
07-T27, A4 5.651%, 6/11/42(2)	565	615
05-IQ10, A4B 5.252%, 9/15/42(2)	855	875
08-T29, A4 6.278%, 1/11/43(2)	592	660
07-IQ14, AM 5.684%, 4/15/49(2)	190	198
07-IQ14, A4 5.692%, 4/15/49(2)	300	323
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	270	267
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	88	90
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	203	210

	PAR VALUE	VALUE
Non-Agency—(continued)
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(2)(3)	$139	$143

		10,438

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,197)		16,657

ASSET-BACKED SECURITIES—4.7%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	195	199
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	375
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.330%, 7/25/35(2)	317	315
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	299	297
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	238	238
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	150	151
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	147	150
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	178	182
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	84	87
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	515
13-1, D 2.270%, 1/15/19	215	214
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	174	175
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	93	94
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	245	242
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	217
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	110	111

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,527)		3,562

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—56.9%
Consumer Discretionary—7.2%
Boyd Gaming Corp. 9.000%, 7/1/20	$200	$206
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	100	75
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	70	62
CCO Holdings LLC
5.250%, 3/15/21	75	76
5.250%, 9/30/22	80	80
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	44
144A 5.125%, 12/15/21(3)	110	107
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	185
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	209
iHeartCommunications, Inc. 10.000%, 1/15/18	35	30
Intelsat Jackson Holdings SA 5.500%, 8/1/23	185	185
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	214
Jaguar Land Rover Automotive plc 144A 4.250%, 11/15/19(3)	200	202
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	277
Lear Corp. 5.250%, 1/15/25	150	153
Meritor, Inc. 6.750%, 6/15/21	170	179
MGM Resorts International 6.000%, 3/15/23	170	172
MHGE Parent LLC 144A 8.500%, 8/1/19(3)	120	117
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	75	77
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	15	16
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	15	15
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	201
Penn National Gaming, Inc. 5.875%, 11/1/21	110	103
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	181
QVC, Inc. 4.375%, 3/15/23	265	266
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	160	112
144A 7.000%, 1/1/22(3)	120	122
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	65
Signet UK Finance plc 4.700%, 6/15/24	210	203

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	$235	$236
Station Casinos LLC 7.500%, 3/1/21	230	237
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	265	262
Tenneco, Inc. 5.375%, 12/15/24	60	62
Toll Brothers Finance Corp.
4.000%, 12/31/18	40	40
6.750%, 11/1/19	220	247
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(7)(8)	5	5
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	160	174
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	263

		5,460

Consumer Staples—1.0%
Flowers Foods, Inc. 4.375%, 4/1/22	275	290
Ingles Markets, Inc. 5.750%, 6/15/23	170	171
Reynolds American, Inc. 3.250%, 11/1/22	295	287

		748

Energy—6.7%
Atlas Energy Holdings Operating Co. LLC 7.750%, 1/15/21	60	44
California Resources Corp. 144A 6.000%, 11/15/24(3)	225	191
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	150	135
Carrizo Oil & Gas, Inc. 144A 7.500%, 9/15/20(3)	155	150
CHC Helicopter SA 9.250%, 10/15/20	144	142
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	153
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	105	98
Denbury Resources, Inc. 5.500%, 5/1/22	160	147
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245	302
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	90	80
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	210	114
EnQuest plc 144A 7.000%, 4/15/22(3)	200	126
FTS International, Inc. 144A 6.250%, 5/1/22(3)	60	45
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)	105	103

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Halcon Resources Corp. 8.875%, 5/15/21	$115		$87
Linn Energy LLC 6.500%, 9/15/21	95		77
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	275		220
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	340		334
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	50		45
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	155		149
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(11)	285		211
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	200		173
Petrobras International Finance Co. 5.375%, 1/27/21	155		144
Petroleos Mexicanos
3.500%, 1/30/23	355		340
4.875%, 1/18/24	65		67
QEP Resources, Inc. 6.875%, 3/1/21	195		201
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220		139
Rosetta Resources, Inc. 5.875%, 6/1/24	160		143
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140		143
SM Energy Co. 144A 6.125%, 11/15/22(3)	205		193
Weatherford International Ltd. 4.500%, 4/15/22	310		276
Williams Cos., Inc. (The)
3.700%, 1/15/23	200		180
4.550%, 6/24/24	170		158

			5,110

Financials—22.7%
Aircastle Ltd.
4.625%, 12/15/18	10		10
6.250%, 12/1/19	225		239
5.125%, 3/15/21	95		95
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	147
Allstate Corp. (The) 5.750%, 8/15/53(2)(10)	310		327
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	240		228
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190		193
Ares Capital Corp. 3.875%, 1/15/20	155		155
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270		265
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240		253

	PAR VALUE		VALUE
Financials—(continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	$275		$270
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160		157
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	300		318
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	415	BRL	149
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450		445
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	300		317
Bancolombia S.A. 5.125%, 9/11/22	260		258
Bank of America Corp. 5.625%, 7/1/20	235		268
Bank of Baroda 144A 4.875%, 7/23/19(3)	200		213
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200		206
Bank of India 144A 3.250%, 4/18/18(3)	265		268
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250		275
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	210		208
Chubb Corp. (The) 6.375%, 3/29/67(2)	250		268
Corporate Office Properties LP 3.600%, 5/15/23	265		255
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	130		132
Developers Diversified Realty Corp.
7.875%, 9/1/20	155		191
3.500%, 1/15/21	130		131
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290		244
Digital Realty Trust LP 5.250%, 3/15/21	165		181
Discover Financial Services, Inc. 3.950%, 11/6/24	190		191
E*Trade Financial Corp. 5.375%, 11/15/22	160		164
Education Realty Operating Partnership LP 4.600%, 12/1/24	205		210
Excel Trust LP 4.625%, 5/15/24	85		88
First Cash Financial Services, Inc. 6.750%, 4/1/21	100		105
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235		270
General Motors Financial Co., Inc. 4.750%, 8/15/17	220		233
Genworth Holdings, Inc. 4.900%, 8/15/23	320		260
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	155		157
5.375%, 11/1/23	5		5
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500		578

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(9)(10)	$310	$331
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
6.000%, 8/1/20	80	82
5.875%, 2/1/22	150	151
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	200	213
Intesa San Paolo S.p.A 3.125%, 1/15/16	215	218
iStar Financial, Inc. 5.000%, 7/1/19	90	88
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	295	294
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	208
Leucadia National Corp. 5.500%, 10/18/23	150	154
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	253
Lincoln National Corp. 4.200%, 3/15/22	250	266
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	240
Morgan Stanley
5.550%, 4/27/17	330	358
4.100%, 5/22/23	155	157
6.375%, 7/24/42	435	578
Series H, 5.450%, 12/29/49(2)	25	25
MPT Operating Partnership LP 5.500%, 5/1/24	55	58
Nationstar Mortgage LLC
6.500%, 8/1/18	115	110
6.500%, 7/1/21	125	114
Navient LLC 5.500%, 1/25/23	200	192
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	275
PennantPark Investment Corp. 4.500%, 10/1/19	165	165
PKO Finance AB 144A 4.630%, 9/26/22(3)(11)	255	267
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	200
5.625%, 6/15/43(2)(10)	280	286
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	155
Sabra Health Care LP 5.500%, 2/1/21	50	52
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(12)	200	210
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	161

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	$305	$313
UBS AG 7.625%, 8/17/22	500	589
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	247
Voya Financial, Inc. (ING (U.S.), Inc.) 5.650%, 5/15/53(2)	210	209
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(11)	300	259
Walter Investment Management Corp. 7.875%, 12/15/21	210	189
WP Carey, Inc. 4.600%, 4/1/24	160	168
XLIT Ltd. Series E, 6.500%, 12/29/49(2)	240	229
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	270	261
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	105	105

		17,389

Health Care—3.0%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	65	64
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)	35	36
Cardinal Health, Inc. 3.200%, 3/15/23	130	129
Catamaran Corp. 4.750%, 3/15/21	120	120
Community Health Systems, Inc.
5.125%, 8/1/21	45	47
6.875%, 2/1/22	25	27
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	108
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	172
HCA, Inc. 6.500%, 2/15/20	160	180
IASIS Healthcare LLC 8.375%, 5/15/19	80	84
LifePoint Hospitals, Inc. 5.500%, 12/1/21	80	82
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	60	62
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	115	118
Mylan, Inc. 144A 3.125%, 1/15/23(3)	325	314
Omnicare, Inc. 4.750%, 12/1/22	5	5
Owens & Minor, Inc. 3.875%, 9/15/21	35	36
Select Medical Corp. 6.375%, 6/1/21	205	209
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	80	82
4.500%, 4/1/21	160	161

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Health Care—(continued)
8.125%, 4/1/22	$220		$246
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(3)	25		27

			2,309

Industrials—5.3%
AAR Corp. 7.250%, 1/15/22	190		206
ADT Corp. (The) 6.250%, 10/15/21	260		268
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	160		166
Air Canada 144A 6.750%, 10/1/19(3)	260		271
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	93		94
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	155		156
144A 6.125%, 1/15/23(3)	235		240
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	150		154
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	75		75
Carpenter Technology Corp. 4.450%, 3/1/23	250		255
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	370		407
00-1, A1 8.048%, 11/1/20	414		469
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	70		72
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	298		318
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	70		71
KLX, Inc. 144A 5.875%, 12/1/22(3)	160		162
Masco Corp. 5.950%, 3/15/22	145		161
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	182		196
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	320	BRL	102
Spirit AeroSystems, Inc. 5.250%, 3/15/22	45		46
TransDigm, Inc. 6.000%, 7/15/22	160		160

			4,049

Information Technology—1.5%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270		276
First Data Corp. 144A 8.250%, 1/15/21(3)	45		48
11.750%, 8/15/21	338		390

	PAR VALUE	VALUE
Information Technology—(continued)
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(12)	$135	$146
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	120	109
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(12)	40	39
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	120	120
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	15	15
Sanmina Corp. 144A 4.375%, 6/1/19(3)	5	5
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	45	27

		1,175

Materials—4.5%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310	325
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	160	156
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	265	278
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	93
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	100	108
Gerdau Trade, Inc. 144A 4.750%, 4/15/23(3)	315	294
Hexion U.S. Finance Corp.
8.875%, 2/1/18	130	116
6.625%, 4/15/20	130	128
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	368
Methanex Corp. 4.250%, 12/1/24	190	189
NewMarket Corp. 4.100%, 12/15/22	288	295
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	100	83
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	140	144
Tronox Finance LLC 6.375%, 8/15/20	160	161
United States Steel Corp. 6.875%, 4/1/21	265	272
Vale Overseas Ltd. 4.375%, 1/11/22	330	318
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	115	124

		3,452

Telecommunication Services—2.9%
AT&T, Inc. 3.875%, 8/15/21	425	445
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	222
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	218
Frontier Communications Corp. 6.250%, 9/15/21	90	91

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(10)	$210	$222
Level 3 Financing, Inc. 7.000%, 6/1/20	160	169
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	209
Telefonica Emisiones SAU 4.570%, 4/27/23	225	241
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	200	187
Windstream Corp. 7.750%, 10/15/20	200	206

		2,210

Utilities—2.1%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	271
AmeriGas Partners LP 7.000%, 5/20/22	140	146
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	85	87
144A 7.625%, 11/1/24(3)	30	31
Electricite de France SA 144A 5.250%(2)(3)(9)(10)	280	287
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	215
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	266
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	90	89
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	210

		1,602

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $44,035)		43,504

CONVERTIBLE BOND—0.4%
General Electric Capital Corp. Series A 7.125%, 12/15/49(2)	290	338

TOTAL CONVERTIBLE BOND (Identified Cost $290)		338

LOAN AGREEMENTS(2)—6.8%
Consumer Discretionary—1.6%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	77
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	50	43
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	61	56

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	$109	$108
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	37	37
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	225	213
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	88	86
Marina District Finance Co., Inc. 6.750%, 8/15/18	110	109
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	213	214
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	112	112
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	202	194

		1,249

Consumer Staples—0.4%
Albertson’s LLC
Tranche B-4-1, 4.500%, 8/25/21	11	11
Tranche B-4, 4.500%, 8/25/21	102	102
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	177	180
Rite Aid Corp. Tranche 1, Second Lien, 5.750%, 8/21/20	14	14

		307

Energy—0.8%
Arch Coal, Inc. 6.250%, 5/16/18	159	132
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	117	106
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	100	81
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	159	117
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	81
Templar Energy LLC Second Lien, 8.500%, 11/25/20	156	113

		630

Financials—0.4%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	119	93
Asurion LLC Second Lien, 8.500%, 3/3/21	120	119

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Capital Automotive LP Second Lien, 6.000%, 4/30/20	$71	$71

		283

Health Care—0.8%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	63	63
Second Lien, 11.000%, 1/2/19	56	56
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	37	37
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	110
MMM Holdings, Inc. 9.750%, 12/12/17	55	53
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	40	39
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	74	73
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	135	135
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	21	20
Second Lien, 8.500%, 11/3/21	63	61

		647

Industrials—0.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	188	186
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	107	108
International Equipment Solutions Global B.V. 6.750%, 8/16/19	88	88
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc..) Second Lien 8.250%, 1/25/21	120	118
Navistar, Inc. Tranche B, 5.750%, 8/17/17	149	149

		674

Information Technology—1.2%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	109	107
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	83	81
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	293	289
Infinity Acquisition Ltd. 4.250%, 8/6/21	77	75

	PAR VALUE		VALUE
Information Technology—(continued)
Kronos, Inc. Second Lien, 9.750%, 4/30/20	$195		$199
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	108		108
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	56		50

			909

Materials—0.7%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	279		254
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	110		110
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	151		145

			509

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	34		34

TOTAL LOAN AGREEMENTS (Identified Cost $5,501)			5,242

	SHARES
PREFERRED STOCKS—3.0%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(13)	197

Financials—2.7%
Citigroup, Inc.(2)	155	(13)	156
Citigroup, Inc. Series J, 7.125%	8,000		217
General Electric Capital Corp. Series C, 5.25%(2)	300	(13)	300
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(13)	117
JPMorgan Chase & Co.
Series Q, 5.150%(2)	255	(13)	240
Series V, 5.000%(2)	315	(13)	308
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(13)	203
SunTrust Bank, Inc. 5.625%.(2)	45	(13)	45
Wells Fargo & Co. Series K, 7.980%(2)	230	(13)	254

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Zions Bancorp Series 6.950%	8,800	241

		2,081

TOTAL PREFERRED STOCKS (Identified Cost $2,304)		2,278

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $75,816)		$75,181	(14)

SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Fund—1.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	880,404	880

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $880)		880

TOTAL INVESTMENTS—99.5% (Identified Cost $76,696)		76,061	(1)
Other assets and liabilities, net—0.5%		413

NET ASSETS—100.0%		$76,474

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $24,885 or 32.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Amounts are less than $500 (not reported in 000s).
(6)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(8)	Illiquid security.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)	100% of the income received was in cash.
(13)	Value shown as par value.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	75%
Brazil	2
Canada	2
Chile	2
Luxembourg	2
Mexico	2
United Kingdom	1
Other	14

Total	100%

†	% of total investments as of December 31, 2014

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,562	$—	$3,562	$—
Convertible Bond	338	—	338	—
Corporate Bonds And Notes	43,504	—	43,499	5
Foreign Government Securities	2,443	—	2,443	—
Loan Agreements	5,242	—	5,161	81
Mortgage-Backed Securities	16,657	—	16,657	—
Municipal Bonds	294	—	294	—
U.S. Government Securities	863	—	863	—
Equity Securities:
Preferred Stocks	2,278	397	1,881	—
Short-Term Investments	880	880	—	—

Total Investments	$76,061	$1,277	$74,698	$86

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total Investments	Corporate Bonds And Notes		Loan Agreements
Balance as of September 30, 2014:	$5	$5	(d)	$—
Accrued discount/(premium)	—	—		—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	—	(c)	—
Purchases	—	—		—
Sales(b)	—	—		—
Transfers into Level 3 (a)	81	—		81
Transfers from Level 3 (a)	—	—		—

Balance as of December 31, 2014	$86	$5	(d)(e)	$81

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)

Includes internally fair valued security. Refer to the last paragraph under Note 1A “Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

(e)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(3)—92.4%
Development Revenue—4.3%
San Diego Redevelopment Agency Center City, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	$500	$502
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	512
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	506

		1,520

General Obligation—19.0%
Brea Olinda Unified School District, Series A (NATL Insured) 6.000%, 8/1/15	150	155
Cajon Valley Union School District Union School District 5.000%, 8/1/31	250	292
Contra Costa Community College District, 4.000%, 8/1/28	45	49
Election of 2006 5.000%, 8/1/38	200	230
Los Alamitos Unified School District, School Facilities Improvement District1, 2008 Election - Series E 5.250%, 8/1/39	250	286
Los Angeles Unified School District, Series B 5.000%, 7/1/24	250	311
Series A-1 (NATL Insured) 4.500%, 1/1/28	440	472
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	744
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,100	708
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	275	301
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	350	402
San Diego Community College District, Election of 2006 5.000%, 8/1/43	100	115
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	289
San Jose Evergreen Community College District University & College Improvement, Election of 2010 Series A 5.000%, 8/1/41	400	451
Sequoia Union High School District, 4.000%, 7/1/26	250	278

	PAR VALUE	VALUE
General Obligation—(continued)
State of California,
5.500%, 3/1/26	$250	$284
(AMBAC Insured) 5.000%, 2/1/27	290	363
5.000%, 9/1/32	300	344
5.000%, 12/1/37	275	302
6.000%, 4/1/38	250	297

		6,673

General Revenue—23.1%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,355	1,434
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	700	716
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	220	262
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	350	402
Series A-1 5.125%, 6/1/47	950	714
Imperial County Local Transportation Authority, Series E 4.000%, 6/1/20	300	333
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	750	847
Sacramento Area Flood Control Agency, Consololidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	286
Consolidated Capital Assessment District 5.000%, 10/1/37	500	558
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	435	442
State of California Public Works Board, Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	600
Capital Projects, Series G-1 5.750%, 10/1/30	550	649
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	554
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	297

		8,094

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—5.0%
California Educational Facilities Authority, Pomona College, Series A 5.000%, 7/1/45	$500	$508
California State University, Series A 5.250%, 11/1/38	435	497
University of California, Series D (NATL Insured) 5.000%, 5/15/28	710	759

		1,764

Medical Revenue—5.7%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, 5.000%, 11/15/34	400	413
Kaiser Permanente, Series A 5.250%, 4/1/39	400	419
California Statewide Communities Development Authority, Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	219
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	350	389
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	150
State Health Facilities Financing Authority Lucille Salter Packard Children Hospital at Sanford, Series A 5.000%, 8/15/43	100	114
University of California, Regents Medical, Series A (NATL Insured) 4.750%, 5/15/31	300	305

		2,009

Municipal Utility District Revenue—1.0%
Los Angeles Department of Water & Power Series A 5.000%, 7/1/35	295	347

Natural Gas Revenue—2.1%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	517
5.000%, 2/15/27	195	222

		739

Power Revenue—6.1%
Imperial Irrigation District, Series B 5.000%, 11/1/36	200	224
Northern California Power Agency, Hydroelectric Project No 1 5.000%, 7/1/32	200	225
Sacramento Municipal Utility District,

	PAR VALUE	VALUE
Power Revenue—(continued)
Cosumnes Project (NATL Insured) 4.750%, 7/1/26	$500	$527
Series X 5.000%, 8/15/26	350	407
Series B 5.000%, 8/15/29	150	178
Series A 5.000%, 8/15/37	250	289
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	250	292

		2,142

Pre-Refunded—11.8%
Bay Area Toll Authority, Series F-1 (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	400	466
California Department of Water Resources, Central Valley Project, (Pre-refunded 6/1/18 @100) Series 5.000%, 12/1/28	35	40
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre- refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
Providence Health & Services, Series C - (Pre- refunded 10/1/18 @100) 6.500%, 10/1/38	195	234
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	988
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	165	166
East Bay Municipal Utility District Water System, Sub-Series A - (Pre-refunded 6/1/15 @ 100) (NATL Insured) 5.000%, 6/1/15	290	296
Los Angeles Unified School District, 2002 Election Series C (Pre-refunded 7/1/17 @100)(AGM Insured) 5.000%, 7/1/24	300	332
Northern California Power Agency, Series A (Pre- refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	249
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(2)	1,000	1,350

		4,127

Transportation Revenue—7.3%
Bay Area Toll Authority, Series F-1 5.000%, 4/1/34	350	406
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	220

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
Port of Los Angeles, Series B 5.000%, 8/1/35	$235	$277
San Diego County Regional Airport Authority, Subordinate Series A 5.000%, 7/1/40	250	275
Series B 5.000%, 7/1/40	500	550
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	232
San Francisco City & County Airports Community- San Francisco International Airport, 2nd Series B 5.000%, 5/1/43	150	169
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	146
5.000%, 3/1/33	250	294

		2,569

Water & Sewer Revenue—7.0%
City of Manteca Water Revenue, 5.000%, 7/1/27	300	343
City of Oakland Sewer Revenue, Series A 5.000%, 6/15/29	200	238
East Bay Municipal Utility District Water System Revenue Sub-Series A Unrefunded balance (NATL Insured) 5.000%, 6/1/35	110	112
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	50	54
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	261
Sacramento County Sanitation Districts Financing Authority Series A 5.000%, 12/1/35	250	293
San Diego County Water Authority, 5.000%, 5/1/31	250	295
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	630	697
Silicon Valley Clean Water, Sewer Improvement 5.000%, 2/1/34	150	175

		2,468

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $30,021)		32,452

TOTAL LONG TERM INVESTMENTS—92.4% (Identified Cost $30,021)		32,452

TOTAL INVESTMENTS—92.4% (Identified Cost $30,021)	32,452	(1)
Other assets and liabilities, net—7.6%	2,658

NET ASSETS—100.0%	$35,110

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of
Investments.
(2)	Escrowed to maturity.
(3)

At December 31, 2014, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At December 31, 2014 46.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL10%, AGM 11.8%, and AMBAC 13.6%.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$32,452	$32,452

Total Investments	$32,452	$32,452

There are no Level 1 (quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—96.3%
iShares Russell 1000® Growth Index Fund	7,950	$760
iShares Russell 2000® Growth Index Fund	5,340	760
iShares Russell Midcap® Growth Index Fund	8,170	762

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,187)		2,282

TOTAL LONG TERM INVESTMENTS—96.3% (Identified Cost $2,187)		2,282

SHORT-TERM INVESTMENTS—6.0%
Money Market Mutual Fund—6.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	141,680	142

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $142)		142

TOTAL INVESTMENTS—102.3% (Identified Cost $2,329)		2,424	(1)
Other assets and liabilities, net—(2.3)%		(54)

NET ASSETS—100.0%		$2,370

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$2,282	$2,282
Short-Term Investments	142	142

Total Investments	$2,424	$2,424

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—97.0%
iShares Barclays 7-10 Year Treasury Bond Fund	460	$49
iShares Barclays Treasury Inflation Protected Securities Bond Fund	1,300	146
iShares iBoxx $ High Yield Corporate Bond Fund	3,240	290
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,340	876
iShares Lehman 1-3 Year Treasury Bond Fund	580	49
iShares Lehman 20+ Year Treasury Bond Fund	390	49

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,458)		1,459

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $1,458)		1,459

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Fund—1.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	19,844	20

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20)		20

TOTAL INVESTMENTS—98.3% (Identified Cost $1,478)		1,479	(1)
Other assets and liabilities, net—1.7%		25

NET ASSETS—100.0%		$1,504

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,459	$1,459
Short-Term Investments	20	20

Total Investments	$1,479	$1,479

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—97.9%
iShares MSCI Japan Index Fund	30,040	$338
iShares MSCI Singapore Index Fund	26,570	347
iShares MSCI Switzerland Index Fund Capped	10,780	342
iShares MSCI United Kingdom Index Fund	18,930	341

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,374)		1,368

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $1,374)		1,368

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Fund—0.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	5,283	5

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5)		5

TOTAL INVESTMENTS—98.3% (Identified Cost $1,379)		1,373	(1)
Other assets and liabilities, net—1.7%		24

NET ASSETS—100.0%		$1,397

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,368	$1,368
Short-Term Investments	5	5

Total Investments	$1,373	$1,373

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS DYNAMIC ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(3)—115.8%
Consumer Discretionary Select Sector SPDR Fund	7,380,000	$532,467
Consumer Staples Select Sector SPDR Fund	11,361,900	550,938
Financial Select Sector SPDR Fund	22,545,000	557,538
Utilities Select Sector SPDR Fund	11,350,000	535,947

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,150,771)		2,176,890 (2)

TOTAL LONG TERM INVESTMENTS—115.8% (Identified Cost $2,150,771)		2,176,890

SHORT-TERM INVESTMENTS—4.1%
Money Market Mutual Fund—4.1%
JPMorgan Prime Money Market Fund (seven-day effective yield 0.080%)	77,104,813	77,105

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $77,105)		77,105

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—119.9% (Identified Cost $2,227,876)		2,253,995 (1)

SECURITIES SOLD SHORT—(29.6)%
EXCHANGE-TRADED FUNDS SOLD SHORT—(29.6)%
Energy Select Sector SPDR Fund	1,436,400	(113,705)
Health Care Select Sector SPDR Fund	1,596,000	(109,134)
Industrial Select Sector SPDR Fund	1,970,000	(111,443)
Materials Select Sector SPDR Fund	2,304,900	(111,972)
Technology Select Sector SPDR Fund	2,656,100	(109,830)

TOTAL SECURITIES SOLD SHORT—(29.6)% (Proceeds ($540,809))		(556,084)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—90.3% (Identified Cost $1,687,067)		1,697,911 (1)

Other assets and liabilities, net—9.7%		181,650

NET ASSETS—100.0%		$1,879,561

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion have been segregated as collateral for securities sold short.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$2,176,890	$2,176,890
Short-Term Investments	77,105	77,105

Total Investments before Securities Sold Short	$2,253,995	$2,253,995

Exchange-Traded Funds Sold Short	$(556,084)	$(556,084)

Total Investments net of Securities Sold Short	$1,697,911	$1,697,911

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—25.5%
Argentine Republic 7.000%, 10/3/15	$100		$99
8.750%, 5/7/24	50		49
Series NY, 8.280%, 12/31/33(12)	196		176
Bolivarian Republic of Venezuela RegS 7.000%, 12/1/18(4)	355		163
7.650%, 4/21/25	585		251
9.375%, 1/13/34	325		143
Hungary 5.375%, 2/21/23	146		158
5.750%, 11/22/23	22		24
5.375%, 3/25/24	60		65
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200		190
Mongolia 144A 5.125%, 12/5/22(3)	200		174
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		196
Republic of Chile 5.500%, 8/5/20	70,000	CLP	121
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	192,000	COP	95
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		196
Republic of Croatia 144A 6.625%, 7/14/20(3)	100		110
144A 6.000%, 1/26/24(3)	200		216
Republic of Ecuador 144A 7.950%, 6/20/24(3)	200		172
Republic of El Salvador 144A 6.375%, 1/18/27(3)	130		131
144A 7.650%, 6/15/35(3)	70		75
Republic of Ghana 144A 7.875%, 8/7/23(3)	200		186
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		203
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,273,000	IDR	276
Series FR55, 7.375%, 9/15/16	379,000	IDR	30
Series FR63, 5.625%, 5/15/23	624,000	IDR	43
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		211
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		184
Republic of Mozambique EMATUM Finance BV, Series 2020, RegS 6.305%, 9/11/20(4)(5)	200		196
Republic of Panama 5.200%, 1/30/20	200		220
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	117
Republic of Poland Series 1021, 5.750%, 10/25/21	300	PLN	103
4.000%, 1/22/24	84		90
Republic of Romania 144A 4.875%, 1/22/24(3)	84		92

	PAR VALUE		VALUE
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	$68
Series R208, 6.750%, 3/31/21	1,470	ZAR	122
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	$200		205
Republic of Turkey 5.125%, 3/25/22	200		213
6.750%, 5/30/40	225		278
Republic of Uruguay 4.375%, 12/15/28	5,383	UYU(8)	221
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		186
Romania 144A 6.750%, 2/7/22(3)	150		181
State of Qatar 144A 5.750%, 1/20/42(3)	200		235
Ukraine 144A 6.750%, 11/14/17(3)	300		188
144A 7.500%, 4/17/23(3)	200		121
United Mexican States
Series M, 6.000%, 6/18/15	3,855	MXN	265
Series M, 6.500%, 6/9/22	2,250	MXN	160

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $8,211)			7,198

CORPORATE BONDS AND NOTES—69.9%
Australia—0.4%
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	130		119

Austria—1.5%
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	200		215
144A 6.625%, 4/15/21(3)	200		206

			421

Barbados—0.7%
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200		209

Bermuda—1.7%
Aircastle Ltd. 6.250%, 12/1/19	100		106
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		195
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	200		177

			478

Brazil—4.8%
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	100		103
Banco do Brasil SA 144A 9.250%, 10/31/49(2)(3)(6)(7)	200		193

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Brazil—(continued)
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	$108
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	$125		132
BRF SA 144A 7.750%, 5/22/18(3)	400	BRL	130
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		135
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250		253
Petrobras International Finance Co. 6.750%, 1/27/41	100		91
Vale Overseas Ltd. 6.875%, 11/21/36	200		211

			1,356

Canada—1.4%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		44
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	100		87
144A 5.125%, 3/28/23(3)	350		277

			408

Cayman Islands—1.3%
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	200		204
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	189		172

			376

Chile—2.3%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250		260
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		197
Transelec S.A. 144A 4.250%, 1/14/25(3)	200		199

			656

China—3.2%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200		206
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200		199
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200		190
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	200		184
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200		135

			914

Colombia—1.1%
Bancolombia S.A. 5.125%, 9/11/22	100		99

	PAR VALUE	VALUE
Colombia—(continued)
Comcel Trust 144A 6.875%, 2/6/24(3)	$200	$210

		309

Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	207

Hong Kong—2.0%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	219
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, 5/29/49(2)(3)(6)(7)	325	346

		565

India—1.9%
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	213
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	310

		523

Indonesia—3.3%
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	200
144A 6.000%, 5/3/42(3)	275	269
144A 5.625%, 5/20/43(3)	200	189
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	262

		920

Ireland—2.2%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200	170
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	172
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	153
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	125	119

		614

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	224

Kazakhstan—2.4%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	168
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	169

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Kazakhstan—(continued)
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	$200		$168
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200		174

			679

Luxembourg—4.0%
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200		190
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	209		207
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		159
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		209
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		126
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		155
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		93

			1,139

Macau—0.7%
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	200		189

Macedonia—0.7%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		210

Mexico—5.9%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		208
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		209
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	133
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		165
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(7)	200		209
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200		210
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	200		204
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	116
Petroleos Mexicanos 6.375%, 1/23/45	200		226

			1,680

	PAR VALUE		VALUE
Netherlands—2.7%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	$200		$214
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		160
Petrobras Global Finance BV 6.250%, 3/17/24	200		190
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200		205

			769

Panama—2.0%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		189
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	200		207
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		155

			551

Peru—2.2%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		108
144A 6.125%, 4/24/27(2)(3)	100		106
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	100		109
144A 6.625%, 3/19/29(2)(3)	100		106
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		193

			622

Russia—0.7%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	55
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	200		137

			192

Singapore—1.4%
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200		204
Oversea-Chinese Banking Corp. Ltd. 144A 4.000%, 10/15/24(2)(3)	200		205

			409

South Africa—0.7%
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200		189

Sri Lanka—0.8%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		211

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sweden—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	$200	$209

Thailand—0.7%
Bangkok Bank Plc 144A 3.300%, 10/3/18(3)	200	205

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	63	63

Turkey—1.5%
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200	205
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	223

		428

Ukraine—1.0%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	282

United Arab Emirates—2.3%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275	318
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250	334

		652

United Kingdom—2.0%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	126
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200	168
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(5)	100	76
Vedanta Resources plc 144A 7.125%, 5/31/23(3)	200	185

		555

United States—3.5%
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	205	203
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	250	254
First Data Corp. 11.750%, 8/15/21	107	123
iHeartCommunications, Inc. 10.000%, 1/15/18	100	87
Parker Drilling Co. 6.750%, 7/15/22	50	38
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	271

		976

Venezuela—3.0%
Corp Andina de Fomento 4.375%, 6/15/22	200	215
Petroleos de Venezuela SA

	PAR VALUE		VALUE
Venezuela—(continued)
RegS 8.500%, 11/2/17(4)	$365		$209
144A 6.000%, 5/16/24(3)	720		276
RegS 6.000%, 11/15/26(4)	400		148

			848

Virgin Islands (British)—1.5%
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	200		201
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200		210

			411

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $21,150)			19,768

LOAN AGREEMENTS(2)—0.9%
Consumer Discretionary—0.9%
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	47		46
Second Lien, 0.000%, 7/29/22(10)	55		54
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	149		142

TOTAL LOAN AGREEMENTS (Identified Cost $249)			242

	SHARES
PREFERRED STOCK—0.7%
Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(11)	197

TOTAL PREFERRED STOCK (Identified Cost $202)			197

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $29,812)			27,405

TOTAL INVESTMENTS—97.0% (Identified Cost $29,812)			27,405	(1)
Other assets and liabilities, net—3.0%			859

NET ASSETS—100.0%			$28,264

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $19,992 or 70.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.
(10)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	8%
Brazil	5
Indonesia	5
Venezuela	5
Luxembourg	4
United States	4
Turkey	3
Other	66

Total	100%

†	% of total investments as of December 31, 2014

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$19,768	$19,768
Foreign Government Securities	7,198	7,198
Loan Agreements	242	242
Preferred Stock	197	197

Total Investments	$27,405	$27,405

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—4.1%
Financials—1.5%
Banco Davivienda SA 4.710% (Colombia)	24,809	$293
Banco do Estado do Rio Grande do Sul S.A. 0.922% (Brazil)	129,900	709
Bancolombia SA 2.760% (Colombia)	12,052	145

		1,147

Materials—1.9%
Klabin SA 2.25% (Brazil)	303,500	329
Vale SA 3.86% (Brazil)	159,500	1,154

		1,483

Utilities—0.7%
Cia Energetica de Sao Paulo, Class B 5.270% (Brazil)	51,000	514

TOTAL PREFERRED STOCK (Identified Cost $3,858)		3,144

COMMON STOCKS—92.9%
Consumer Discretionary—8.1%
Astra International Tbk PT (Indonesia)	562,400	335
Bajaj Auto Ltd. (India)	9,868	380
Cheng Shin Rubber Industry CO Ltd (Taiwan)	74,000	174
China Motor Corp. (Taiwan)	220,000	194
Coway Co. Ltd. (South Korea)	9,274	707
Cyrela Brazil Realty S.A. (Brazil)	80,600	335
Far Eastern Department Stores Ltd (Taiwan)	489,000	434
Foschini Group Ltd. (The) (South Africa)	18,118	208
Great Wall Motor Co., Ltd. (China)	97,000	549
Halla Visteon Climate Control Corp. (South Korea)	12,091	533
Imperial Holdings Ltd. (South Africa)	15,452	246
Kangwon Land, Inc. (South Korea)	21,044	580
Lojas Renner S.A. (Brazil)	11,100	319
Tofas Turk Otomobil Fabrikasi AS (Turkey)	51,883	354
Truworths International Ltd. (South Africa)	41,580	276
UMW Holdings Bhd (Malaysia)	202,900	637

		6,261

Consumer Staples—5.8%
Ambev SA (Brazil)	226,100	1,391
Fomento Economico Mexicano S.A.B. de CV (Mexico)	57,100	506

	SHARES	VALUE
Consumer Staples—(continued)
Hindustan Unilever Ltd. (India)	25,170	$302
Hite Jinro Co., Ltd. (South Korea)	19,220	404
KT&G Corp. (South Korea)	12,847	892
Raia Drogasil S.A. (Brazil)	20,200	193
Spar Group Ltd. (The) (South Africa)	45,801	636
Uni-President Enterprises Corp (Taiwan)	82,000	130

		4,454

Energy—8.9%
China Petroleum & Chemical Corp. (China)	555,800	450
China Shenhua Energy Co., Ltd. (China)	220,000	649
CNOOC Ltd. (China)	484,000	655
Coal India Ltd (India)	77,592	470
Ecopetrol S.A. (Colombia)	1,040,865	911
Exxaro Resources Ltd. (South Africa)	25,758	230
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	56,497	256
Lukoil OAO Sponsored ADR (Russia)	20,050	769
Oil India Ltd (India)	34,560	314
PT Indo Tambangraya Megah (Indonesia)	88,700	109
PTT PCL (Thailand)	50,700	498
Sasol Ltd. (South Africa)	20,749	775
Sk Innovation Co. Ltd. (South Korea)	3,195	246
Tatneft OAO ADR (Russia)	22,236	508

		6,840

Financials—30.6%
Abu Dhabi Commercial Bank Pjsc (UAE)	188,229	354
Agricultural Bank of China Ltd. Class H (China)	1,219,000	613
AMMB Holdings Bhd (Malaysia)	237,600	446
Banco de Chile (Chile)	9,688,037	1,122
Banco do Brasil S.A. (Brazil)	18,200	163
Banco Santander Chile SA (Chile)	18,062,925	903
Bank of China Ltd. Class H (China)	4,017,000	2,255
Barclays Africa Group Ltd. (South Africa)	61,419	960
BR Malls Participacoes S.A. (Brazil)	30,000	185
China Construction Bank Corp. Class H (China)	2,910,000	2,377
China Life Insurance Co. Ltd. Class H (China)	245,000	960
China Minsheng Banking Corp. Ltd. Class H (China)	337,000	441
Compartamos Sab de CV (Mexico)	347,500	698
Dongbu Insurance Co., Ltd. (South Korea)	9,501	474
Evergrande Real Estate Group Ltd. (China)	1,824,000	735
Far East Horizon Ltd. (Hong Kong)	298,000	293

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Fibra Uno Administracion SA de CV REIT (Mexico)	55,700	$164
First Gulf Bank Pjsc (UAE)	76,473	351
FirstRand Ltd. (South Africa)	187,342	814
Guangzhou R&F Properties Co., Ltd. (China)	484,800	590
Hanwha Life Insurance Co. Ltd. (South Korea)	58,626	443
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	18,376	435
Industrial & Commercial Bank of China Ltd. (China)	2,683,000	1,959
Industrial Bank of Korea (South Korea)	33,109	424
Komercni Banka A.S. (Czech Republic)	4,056	835
Malayan Banking Bhd (Malaysia)	122,900	322
Mmi Holdings Ltd. (South Africa)	96,574	250
Porto Seguro S.A. (Brazil)	16,400	188
Power Finance Corp Ltd (India)	87,152	414
Powszechny Zaklad Ubezpieczen S.A. (Poland)	4,386	599
Redefine Properties Ltd. (South Africa)	933,165	863
Rural Electrification Corp Ltd (India)(2)	92,774	490
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	956	245
Shimao Property Holdings Ltd. (China)	130,000	288
Siam Commercial Bank PCL (Thailand)	79,900	442
Standard Bank Group Ltd. (South Africa)	48,180	594

		23,689

Health Care—1.3%
Divi’s Laboratories Ltd (India)	12,367	337
Kalbe Farma Tbk PT (Indonesia)	4,698,900	693

		1,030

Industrials—7.1%
Aboitiz Equity Ventures, Inc. (Philippines)	311,000	363
Alfa Sab de C.V. Class A (Mexico)	108,600	242
Barloworld Ltd. (South Africa)	21,438	176
CTCI Corp. (Taiwan)	188,000	300
Doosan Heavy Industries & Construction Co. Ltd. (South Korea)	6,090	130
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	92,500	371
Jiangsu Expressway Co., Ltd. (China)	554,000	660
LG Corp. (South Korea)	11,216	623
LS Industrial Systems Co. Ltd. (South Korea)	6,920	376
Pegatron Corp. (Taiwan)	311,000	711

	SHARES	VALUE
Industrials—(continued)
S-1 Corp. (South Korea)	5,109	$330
Samsung Heavy Industries Co., Ltd. (South Korea)	20,420	368
Sime Darby BHD (Malaysia)	91,600	241
Zhejiang Expressway Co., Ltd. (China)	542,000	628

		5,519

Information Technology—16.0%
Asustek Computer, Inc. (Taiwan)	68,000	742
Chicony Electronics Co., Ltd. (Taiwan)	103,000	287
Cielo SA (Brazil)	36,040	565
Compal Electronics, Inc. (Taiwan)	503,000	351
Delta Electronics, Inc. (Taiwan)	176,000	1,040
HCL Technologies Ltd. (India)	14,919	377
Infosys Ltd. (India)	31,001	962
Inventec Corp. (Taiwan)	687,000	460
Lite-On Technology Corp. (Taiwan)	381,105	435
Quanta Computer, Inc. (Taiwan)	296,000	737
Radiant Opto-Electronics Corp. (Taiwan)	112,260	357
Realtek Semiconductor Corp. (Taiwan)	109,000	362
SK C&C Co. Ltd. (South Korea)	2,273	440
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	531,000	2,339
Tata Consultancy Services Ltd. (India)	22,128	896
Transcend Information, Inc. (Taiwan)	86,000	267
Vanguard International Semiconductor Corp. (Taiwan)	173,000	283
Wipro Ltd (India)	44,540	387
Wistron Corp. (Taiwan)	545,000	491
Wpg Holdings Ltd. (Taiwan)	531,000	617

		12,395

Materials—5.2%
Eregli Demir Ve Celik Fabrikalari TAS (Turkey)	138,156	263
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	209,900	609
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	176,500	356
Jiangxi Copper Co., Ltd. (China)	357,000	609
Kumba Iron Ore Ltd. (South Africa)	6,578	136
MMC Norilsk Nickel ADR (Russia)	35,671	493
PTT Global Chemical PCL (Thailand)	401,100	624
Semen Indonesia (Persero) Tbk PT (Indonesia)	214,000	279
Taiwan Cement Corp. (Taiwan)	451,000	617

		3,986

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—7.3%
Advanced Info Service PCL (Thailand)	57,600	$439
America Movil S.A.B. de C.V. Series L (Mexico)	487,200	542
Axiata Group Bhd (Malaysia)	140,200	282
China Mobile Ltd. (China)	119,000	1,394
MTN Group Ltd. (South Africa)	53,124	1,010
SK Telecom Co., Ltd. (South Korea)	2,847	696
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,596,900	597
Tim Participacoes S.A. (Brazil)	40,800	181
Turk Telekomunikasyon AS (Turkey)	157,809	491

		5,632

Utilities—2.6%
CEZ AS (Czech Republic)	25,378	652
Huaneng Power International, Inc. (China)	322,000	435
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,326,000	642
Petronas Gas BHD (Malaysia)	45,800	290

		2,019

TOTAL COMMON STOCKS (Identified Cost $73,080)		71,825

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $76,938)		74,969

TOTAL INVESTMENTS—97.0% (Identified Cost $76,938)		74,969	(1)
Other assets and liabilities, net—3.0%		2,330

NET ASSETS—100.0%		$77,299

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
China	22%
Taiwan	15
South Korea	11
Brazil	9
South Africa	9
India	7
Indonesia	4
Other	23

Total	100%

†	% of total investments as of December 31, 2014

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$71,825	$11,906	$59,919
Preferred Stock	3,144	3,144	—

Total Investments	$74,969	$15,050	$59,919

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $50,331 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.9%
Industrials—0.9%
Marcopolo S.A. 2.560% (Brazil)	37,200	$47

TOTAL PREFERRED STOCK (Identified Cost $75)		47

COMMON STOCKS—85.2%
Consumer Discretionary—8.2%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,515,000	96
Goldlion Holdings Ltd. (Hong Kong)	266,000	113
Pico Far East Holdings Ltd. (Hong Kong)	577,780	132
Truworths International Ltd. (South Africa)	11,300	75

		416

Consumer Staples—22.8%
AVI Ltd. (South Africa)	24,800	166
Compania Cervecerias Unidas SA ADR (Chile)	4,885	91
Embotelladora Andina ADR S.A. (Chile)	4,415	75
Eurocash S.A. (Poland)	7,025	75
Grupo Herdez Sab de CV (Mexico)(2)	40,300	97
Guinness Anchor Bhd (Malaysia)	25,500	90
Massmart Holdings Ltd. (South Africa)	9,400	115
Oldtown Bhd (Malaysia)	274,750	117
Premier Marketing PCL (Thailand)	663,000	181
Wawel SA (Poland)	345	100
Wumart Stores, Inc. (China)	53,000	45

		1,152

Financials—12.2%
ARA Asset Management Ltd. (Singapore)	87,000	111
BFI Finance Indonesia Tbk PT (Indonesia)	753,000	153
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	35,600	64
Equity Bank Ltd. (Kenya)	201,000	111
Korea Ratings Corp. (South Korea)	2,600	90
Tisco Financial Group PCL (Thailand)	66,700	86

		615

Health Care—2.7%
OdontoPrev S.A. (Brazil)	36,800	137

Industrials—19.1%
Freight Management Holdings Bhd (Malaysia)	193,029	95
Prosegur Cia de Seguridad SA (Spain)	21,500	122
Riverstone Holdings Ltd. (Singapore)	190,000	140

	SHARES	VALUE
Industrials—(continued)
S-1 Corp. (South Korea)	1,400	$90
Taiwan Secom Co., Ltd. (Taiwan)	54,875	144
Tegma Gestao Logistica (Brazil)	15,400	92
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	4,400	145
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A (Brazil)	8,600	137

		965

Information Technology—9.8%
Bitauto Holdings Ltd. ADR (China)(2)	2,340	165
Lumax International Corp., Ltd. (Taiwan)	68,800	140
MercadoLibre, Inc. (United States)	690	88
Totvs S.A. Com NPV (Brazil)	7,500	99

		492

Materials—10.4%
Assore Ltd. (South Africa)	9,100	117
Cimsa Cimento Sanayi Ve Ticaret AS (Turkey)	16,900	115
KPX Chemical Co. Ltd. (South Korea)	2,000	107
Synthos SA (Poland)	39,000	45
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	55,000	142

		526

TOTAL COMMON STOCKS (Identified Cost $4,513)		4,303

WARRANTS—4.6%
Financials—2.6%
Crisil Ltd. Strike price $0.01 Expiration Date 06/02/16 (India)	4,400	133

Information Technology—2.0%
Eclerx Services Ltd. Strike price $0.01 Expiration Date 12/16/16 (India)	1,300	27
Eclerx Services Ltd. Strike price $0.01 Expiration Date 12/31/18 (India)	3,500	72

		99

TOTAL WARRANTS (Identified Cost $197)		232

TOTAL LONG TERM INVESTMENTS—90.7% (Identified Cost $4,785)		4,582

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—7.3%
Money Market Mutual Fund—7.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	367,013	$367

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $367)		367

TOTAL INVESTMENTS—98.0% (Identified Cost $5,152)		4,949	(1)
Other assets and liabilities, net—2.0%		99

NET ASSETS—100.0%		$5,048

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Brazil	10%
South Africa	10
Taiwan	9
United States	9
Malaysia	6
South Korea	6
Thailand	5
Other	45

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,303	$1,527	$2,776
Preferred Stock	47	47	—
Short-term Investments	367	367	—
Warrants	232	—	232

Total Investments	$4,949	$1,941	$3,008

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,636 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.8%
Financials—1.8%
Itau Unibanco Holding S.A. ADR 4.18% (Brazil)	2,592,363	$33,727

TOTAL PREFERRED STOCK (Identified Cost $34,854)		33,727

COMMON STOCKS—96.9%
Consumer Discretionary—14.9%
Alimentation Couche -Tard, Inc. Class B (Canada)	675,402	28,305
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	425,710	37,743
Domino’s Pizza Group plc (United Kingdom)	1,895,180	20,692
Galaxy Entertainment Group Ltd. (Hong Kong)	2,868,829	15,941
Hermes International SA (France)(3)	65,826	23,440
Naspers Ltd. Class N (South Africa)	203,608	26,338
Paddy Power plc (Ireland)(2)	262,430	21,883
Persimmon plc (United Kingdom)	1,115,705	27,250
Priceline Group, Inc. (The) (United States)(2)	36,807	41,968
Sands China Ltd. (China)	5,650,684	27,508
Shaw Communications, Inc. (Canada)(3)	376,546	10,161

		281,229

Consumer Staples—36.1%
British American Tobacco plc (United Kingdom)	2,139,387	115,936
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	5,714	28,253
Diageo plc (United Kingdom)	1,625,770	46,574
Hindustan Unilever Ltd. (India)	1,157,049	13,905
ITC Ltd. (India)	8,905,338	51,877
L’Oreal SA (France)	158,338	26,501
Nestle S.A. Registered Shares (Switzerland)	1,120,689	81,699
Pernod-Ricard S.A. (France)	158,066	17,567
Philip Morris International, Inc. (United States)	1,112,645	90,625
Reckitt Benckiser Group plc (United Kingdom)	891,695	72,222
SABMiller plc (United Kingdom)	1,092,856	56,972
Unilever N.V. CVA (Netherlands)	2,056,151	80,432

		682,563

Energy—3.5%
Core Laboratories N.V. (United States)	170,749	20,548
Enbridge, Inc. (Canada)	885,623	45,539

		66,087

	SHARES	VALUE
Financials—13.4%
Bank of Nova Scotia (Canada)	603,218	$34,429
Daito Trust Construction Co., Ltd. (Japan)	211,100	23,947
Housing Development Finance Corp. (India)	5,194,012	93,141
Housing Development Finance Corp. Bank Ltd. (India)	5,016,167	75,336
Link REIT (The) (Hong Kong)	4,285,994	26,833

		253,686

Health Care—16.2%
Bayer AG Registered Shares (Germany)	135,150	18,422
Cie Generale D’optique Essilor International SA (France)	290,271	32,371
Coloplast A/S Class B (Denmark)(3)	139,440	11,669
CSL Ltd. (Australia)	601,349	42,242
Grifols SA (Spain)	703,782	28,084
Novo Nordisk A/S Class B (Denmark)	1,279,237	54,111
Ramsay Health Care Ltd. (Australia)	752,404	34,880
Roche Holding AG (Switzerland)	314,980	85,341

		307,120

Industrials—5.5%
Bureau Veritas SA (France)	1,490,450	33,022
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,409,974	10,369
DKSH Holding AG (Switzerland)	255,730	19,469
SGS SA Registered Shares (Switzerland)	19,709	40,245

		103,105

Information Technology—5.5%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	212,377	22,074
Baidu, Inc. Sponsored ADR (China)(2)	164,355	37,468
Cielo SA (Brazil)	1,400,854	21,960
Tencent Holdings Ltd. (Cayman Islands)	1,556,635	22,523

		104,025

Materials—1.8%
Air Liquide SA (France)	212,576	26,304
Silver Wheaton Corp. (Canada)	407,104	8,280

		34,584

TOTAL COMMON STOCKS (Identified Cost $1,447,560)		1,832,399

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $1,482,414)		1,866,126

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.6%
Money Market Mutual Fund—1.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	30,137,040	$30,137

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $30,137)		30,137

SECURITIES LENDING COLLATERAL—1.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	32,707,609	32,708

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $32,708)		32,708

TOTAL INVESTMENTS—102.0% (Identified Cost $1,545,259)		1,928,971	(1)
Other assets and liabilities, net—(2.0)%		(38,091)

NET ASSETS—100.0%		$1,890,880

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	18%
Switzerland	15
India	12
United States	11
France	8
Canada	7
Netherlands	4
Other	25

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,832,399	$410,074	$1,422,325
Preferred Stock	33,727	33,727	—
Securities Lending Collateral	32,708	6,921	25,787
Short-Term Investments	30,137	30,137	—

Total Investments	$1,928,971	$480,859	$1,448,112

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,392,235 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%
Consumer Discretionary—1.6%
Mahindra & Mahindra Ltd. (India)	8,999	$176

Consumer Staples—29.0%
Andersons, Inc. (The) (United States)	9,111	484
Archer-Daniels-Midland Co. (The) (United States)	5,209	271
Bakkafrost P/F (Faroe Islands)	8,304	187
BRF - Brasil Foods S.A. ADR (Brazil)	14,132	330
Kikkoman Corp (Japan)	19,300	473
KWS Saat AG (Germany)	189	62
Marine Harvest Asa (Norway)	22,315	306
Sanderson Farms, Inc. (United States)	4,299	361
Tyson Foods, Inc. Class A (United States)	17,073	684

		3,158

Energy—21.1%
Birchcliff Energy Ltd. (Canada)(2)	7,428	50
Cabot Oil & Gas Corp. (United States)	2,316	69
EQT Corp. (United States)	1,154	87
Inter Pipeline Ltd. (Canada)	8,532	264
Interoil Corp. (Canada)(2)	3,787	185
Marathon Petroleum Corp. (United States)	2,387	216
Painted Pony Petroleum Ltd. (Canada)(2)	9,657	77
Pembina Pipeline Corp. (Canada)	7,006	255
Suncor Energy, Inc. (Canada)	4,511	143
Total SA (France)	4,171	214
TransCanada Corp. (Canada)	4,682	230
Valero Energy Corp. (United States)	10,122	501

		2,291

Industrials—10.2%
Canadian Pacific Railway Ltd. (Canada)	944	182
IHI Corp (Japan)	63,200	320
Komatsu Ltd. (Japan)	7,800	172
Kubota Corp. Sponsored ADR (Japan)	5,092	369
Lindsay Corp. (United States)	779	67

		1,110

Materials—35.9%
Agrium, Inc. (Canada)	1,671	158
Balchem Corp. (United States)	4,631	309
CF Industries Holdings, Inc. (United States)	688	188
Du Pont (E.I.) de Nemours & Co. (United States)	3,265	241
First Quantum Minerals Ltd. (Canada)	12,110	172

	SHARES	VALUE
Materials—(continued)
Franco-Nevada Corp. (Canada)	7,633	$376
Goldcorp, Inc. (Canada)	19,754	366
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	64,449	187
Hitachi Metals Ltd. (Japan)	14,300	243
Horsehead Holding Corp (United States)(2)	11,076	175
Hudbay Minerals, Inc. (Canada)	43,962	383
Monsanto Co. (United States)	1,749	209
Potash Corp. of Saskatchewan, Inc. (Canada)	4,364	154
Royal Gold, Inc. (United States)	7,935	498
Silver Wheaton Corp. (Canada)	7,795	158
Tahoe Resources, Inc. (Canada)	6,190	86

		3,903

TOTAL COMMON STOCKS (Identified Cost $9,699)		10,638

TOTAL LONG TERM INVESTMENTS—97.8% (Identified Cost $9,699)		10,638

SHORT-TERM INVESTMENTS—6.0%
Money Market Mutual Fund—6.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	651,775	652

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $652)		652

TOTAL INVESTMENTS—103.8% (Identified Cost $10,351)		11,290	(1)
Other assets and liabilities, net—(3.8)%		(415)

NET ASSETS—100.0%		$10,875

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	44%
Canada	29
Japan	14
Brazil	3
Norway	3
France	2
Faroe Islands	1
Other	4

Total	100%

†	% of total investments as of December 31, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$10,638	$8,661	$1,977
Short-Term Investments	652	652	—

Total Investments	$11,290	$9,313	$1,977

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,161 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.6%
Consumer Discretionary—2.4%
Eutelsat Communications SA (France)	53,970	$1,745
SES SA (Luxembourg)	63,895	2,293

		4,038

Energy—24.3%
Enbridge, Inc. (Canada)	178,605	9,182
Keyera Corp. (Canada)	28,550	1,992
Kinder Morgan, Inc. (United States)	119,455	5,054
ONEOK, Inc. (United States)	37,265	1,856
Pembina Pipeline Corp. (Canada)	75,275	2,743
Plains GP Holdings LP Class A (United States)	57,625	1,480
Spectra Energy Corp. (United States)	134,605	4,886
TransCanada Corp. (Canada)	120,190	5,901
Williams Cos., Inc. (The) (United States)	179,275	8,057

		41,151

Financials—4.8%
American Tower Corp. (United States)	41,200	4,073
Crown Castle International Corp. (United States)	52,205	4,108

		8,181

Industrials—11.7%
Abertis Infraestructuras S.A. (Spain)	152,500	3,024
Atlantia SpA (Italy)	136,341	3,169
Auckland International Airport Ltd. (New Zealand)	520,109	1,711
Ferrovial S.A. (Spain)	83,435	1,650
Flughafen Zuerich AG (Switzerland)	2,715	1,816
Fraport AG Frankfurt Airport Services Worldwide (Germany)	23,485	1,355
Sydney Airport (Australia)	480,905	1,841
Transurban Group (Australia)	585,880	4,083
Vinci SA (France)	21,760	1,188

		19,837

Telecommunication Services—15.9%
AT&T, Inc. (United States)	188,730	6,340
BCE, Inc. (Canada)	29,730	1,363
BT Group plc (United Kingdom)	325,145	2,022
Nippon Telegraph & Telephone Corp. ADR (Japan)	49,425	1,266
Singapore Telecommunications Ltd. (Singapore)	841,600	2,470
TELUS Corp. (Canada)	58,260	2,101
Verizon Communications, Inc. (United States)	136,569	6,389

	SHARES	VALUE
Telecommunication Services—(continued)
Vodafone Group plc ADR (United Kingdom)	112,736	$3,852
Windstream Holdings, Inc. (United States)	147,010	1,211

		27,014

Utilities—34.5%
Allette, Inc. (United States)	30,680	1,692
American Water Works Co., Inc. (United States)	45,080	2,403
APA Group (Australia)	251,275	1,519
CMS Energy Corp. (United States)	54,815	1,905
Dominion Resources, Inc. (United States)	42,755	3,288
DTE Energy Co. (United States)	23,155	2,000
Duke Energy Corp. (United States)	39,470	3,297
Edison International (United States)	28,185	1,845
Gas Natural SDG S.A. (Spain)	55,885	1,404
Hera SpA (Italy)	543,005	1,279
Iberdrola S.A. (Spain)	288,665	1,946
ITC Holdings Corp. (United States)	44,735	1,809
National Grid plc (United Kingdom)	380,370	5,397
NextEra Energy, Inc. (United States)	49,305	5,241
NiSource, Inc. (United States)	67,085	2,846
Northeast Utilities (United States)	35,365	1,893
Pennon Group plc (United Kingdom)	131,775	1,883
Portland General Electric Co. (United States)	52,430	1,983
PPL Corp. (United States)	47,865	1,739
Public Service Enterprise Group, Inc. (United States)	49,510	2,050
Questar Corp. (United States)	54,205	1,370
Scottish & Southern Energy plc (United Kingdom)	87,115	2,201
Sempra Energy (United States)	37,825	4,212
Snam Rete Gas SpA (Italy)	278,140	1,376
Vectren Corp. (United States)	39,195	1,812

		58,390

TOTAL COMMON STOCKS (Identified Cost $133,244)		158,611

TOTAL LONG TERM INVESTMENTS—93.6% (Identified Cost $133,244)		158,611

SHORT-TERM INVESTMENTS—5.0%
Money Market Mutual Fund—5.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	8,394,995	8,395

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,395)		8,395

1

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.6% (Identified Cost $141,639)	167,006	(1)
Other assets and liabilities, net—1.4%	2,387

NET ASSETS—100.0%	$169,393

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	56%
Canada	14
United Kingdom	9
Spain	5
Australia	4
Italy	3
France	2
Other	7

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$158,611	$113,239	$45,372
Short-term Investments	8,395	8,395	—

Total Investments	$167,006	$121,634	$45,372

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $45,372 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.4%
Financials—1.4%
Itau Unibanco Holding S.A. ADR 4.18% (Brazil)	146,632	$1,908

TOTAL PREFERRED STOCK (Identified Cost $1,873)		1,908

COMMON STOCKS—96.8%
Consumer Discretionary—10.6%
Alimentation Couche -Tard, Inc. Class B (Canada)	38,556	1,616
Galaxy Entertainment Group Ltd. (Hong Kong)	107,788	599
Las Vegas Sands Corp. (United States)	51,602	3,001
Naspers Ltd. Class N (South Africa)	11,007	1,424
Persimmon plc (United Kingdom)	60,683	1,482
Priceline Group, Inc. (The) (United States)(2)	3,237	3,691
TJX Cos., Inc. (United States)	34,313	2,353

		14,166

Consumer Staples—32.4%
Altria Group, Inc. (United States)	81,540	4,018
British American Tobacco plc (United Kingdom)	126,561	6,858
Coca-Cola Co. (The) (United States)	62,043	2,619
Diageo plc (United Kingdom)	81,326	2,330
Hershey Co. (The) (United States)	29,093	3,024
ITC Ltd. (India)	526,683	3,068
Nestle S.A. Registered Shares (Switzerland)	70,698	5,154
Philip Morris International, Inc. (United States)	75,124	6,119
Reckitt Benckiser Group plc (United Kingdom)	46,079	3,732
SABMiller plc (United Kingdom)	27,761	1,447
Unilever N.V. CVA (Netherlands)	99,928	3,909
Whole Foods Market, Inc. (United States)	21,411	1,080

		43,358

Energy—1.8%
Enbridge, Inc. (Canada)	46,364	2,384

Financials—12.4%
American Tower Corp. REIT (United States)	26,350	2,605
Housing Development Finance Corp. (India)	290,510	5,209
Housing Development Finance Corp. Bank Ltd. (India)	275,925	4,144
Wells Fargo & Co. (United States)	84,220	4,617

		16,575

	SHARES	VALUE
Health Care—18.2%
Abbott Laboratories (United States)	45,761	$2,060
Biogen Idec, Inc. (United States)(2)	5,140	1,745
Bristol-Myers Squibb Co. (United States)	51,198	3,022
Celgene Corp. (United States)(2)	29,018	3,246
Grifols SA (Spain)	38,854	1,551
HealthSouth Corp. (United States)	290	11
Johnson & Johnson (United States)	18,412	1,925
Medtronic, Inc. (United States)	17,957	1,297
Novo Nordisk A/S Class B (Denmark)	45,268	1,915
Regeneron Pharmaceuticals, Inc. (United States)(2)	1,600	656
Roche Holding AG (Switzerland)	18,463	5,002
Zoetis, Inc. (United States)	43,584	1,876

		24,306

Industrials—1.3%
SGS SA Registered Shares (Switzerland)	839	1,713

Information Technology—20.1%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	14,929	1,552
Apple, Inc. (United States)	12,877	1,421
Baidu, Inc. Sponsored ADR (China)(2)	10,028	2,286
Cielo SA (Brazil)	90,542	1,419
Cognizant Technology Solutions Corp. Class A (United States)(2)	44,050	2,320
Facebook, Inc. Class A (United States)(2)	17,651	1,377
Google, Inc. Class C (United States)(2)	6,561	3,454
MasterCard, Inc. Class A (United States)	81,330	7,007
Tencent Holdings Ltd. (Cayman Islands)	91,313	1,321
Visa, Inc. Class A (United States)	17,840	4,678

		26,835

TOTAL COMMON STOCKS (Identified Cost $99,476)		129,337

TOTAL LONG TERM INVESTMENTS—98.2% (Identified Cost $101,349)		131,245

SHORT-TERM INVESTMENTS—3.3%
Money Market Mutual Fund—3.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	4,458,270	4,458

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,458)		4,458

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—101.5% (Identified Cost $105,807)	135,703	(1)
Other assets and liabilities, net—(1.5)%	(2,030)

NET ASSETS—100.0%	$133,673

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	54%
United Kingdom	12
India	9
Switzerland	9
Canada	3
Netherlands	3
Brazil	2
Other	8

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$129,337	$78,478	$50,859
Preferred Stock	1,908	1,908	—
Short-Term Investments	4,458	4,458	—

Total Investments	$135,703	$84,844	$50,859

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $50,859 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS GLOBAL PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—95.2%
Consumer Discretionary Select Sector SPDR Fund	305,280	$22,026
Consumer Staples Select Sector SPDR Fund	446,370	21,645
Financial Select Sector SPDR Fund	884,950	21,885
iShares MSCI Emerging Markets Index Fund	841,870	33,077
iShares MSCI EMU	883,630	32,102
Technology Select Sector SPDR Fund	521,460	21,562
Utilities Select Sector SPDR Fund	454,510	21,462

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $173,847)		173,759

TOTAL LONG TERM INVESTMENTS—95.2% (Identified Cost $173,847)		173,759

SHORT-TERM INVESTMENTS—3.6%
Money Market Mutual Fund—3.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.080%)	6,659,359	6,659

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,659)		6,659

TOTAL INVESTMENTS—98.8% (Identified Cost $180,506)		180,418	(1)
Other assets and liabilities, net—1.2%		2,101

NET ASSETS—100.0%		$182,519

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Funds	$173,759	$173,759
Short-term Investments	6,659	6,659

Total Investments	$180,418	$180,418

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.3%
Australia—4.9%
Dexus Property Group	123,840	$701
GPT Group	97,300	344
GPT Group - In Specie(2)(3)(4)	13,566	0
Scentre Group(2)	397,789	1,127
Westfield Corp.	154,950	1,136

		3,308

Canada—3.4%
Allied Properties Real Estate Investment Trust	23,235	749
Canadian Real Estate Investment Trust	6,875	271
First Capital Realty, Inc.	28,980	465
RioCan Real Estate Investment Trust	35,062	798

		2,283

Finland—0.8%
Citycon OYJ	170,022	524

France—2.0%
Fonciere Des Regions	2,954	273
Klepierre	12,520	538
Mercialys SA	24,800	553

		1,364

Germany—2.0%
Deutsche Annington Immobilien SE	22,080	750
LEG Immobilien AG	8,354	622

		1,372

Hong Kong—4.0%
Hang Lung Properties Ltd.	220,000	614
Hongkong Land Holdings Ltd.	91,900	621
Hysan Development Co. Ltd.	90,000	400
Link REIT (The)	165,504	1,036

		2,671

Italy—0.1%
Beni Stabili SpA	95,662	67

Japan—5.8%
AEON Mall Co., Ltd.	32,177	570
GLP J-REIT	401	447
Hulic Co., Ltd.	34,700	347
Industrial & Infrastructure Fund Investment Corp.	54	250
Japan Real Estate Investment Corp.	85	409
Kenedix Realty Investment Corp.	80	453

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	98	$492
Nippon Prologis REIT, Inc.	195	423
Nomura Real Estate Office Fund, Inc.	103	511

		3,902

Mexico—1.3%
PLA Administradora Industrial S de Rl de CV	152,722	320
Prologis Property Mexico SA de CV	306,800	567

		887

Netherlands—2.9%
Unibail-Rodamco SE	7,473	1,917

Norway—0.6%
Entra ASA(2)	23,000	236
Norwegian Property ASA(2)	112,875	153

		389

Singapore—3.2%
CapitaMall Trust	276,450	425
CapitaRetail China Trust	457,331	556
Global Logistic Properties Ltd.	485,500	905
Mapletree Logistics Trust	302,545	270

		2,156

Sweden—0.7%
Castellum AB	28,140	438

United Kingdom—8.5%
Big Yellow Group plc	50,228	473
British Land Co. plc	67,300	812
Derwent London plc	10,110	472
Great Portland Estates plc	6,171	70
Hammerson plc	93,120	872
Land Securities Group plc	52,431	943
Safestore Holdings plc	205,326	747
SEGRO plc	91,690	525
Unite Group plc (The)	103,600	747

		5,661

United States—56.1%
American Campus Communities, Inc.	18,338	758
AvalonBay Communities, Inc.	4,915	803
Boston Properties, Inc.	8,628	1,110
Brixmor Property Group, Inc.	35,433	880
Camden Property Trust	19,310	1,426

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Cousins Properties, Inc.	7,815	$89
CubeSmart	21,800	481
DCT Industrial Trust, Inc.	42,898	1,530
DDR Corp.	14,363	264
Douglas Emmett, Inc.	33,319	946
Duke Realty Corp.	37,800	764
EastGroup Properties, Inc.	800	51
Equity Lifestyle Properties, Inc.	6,046	312
Equity Residential	27,415	1,970
Essex Property Trust, Inc.	8,654	1,788
Extra Space Storage, Inc.	24,495	1,436
General Growth Properties, Inc.	54,019	1,520
HCP, Inc.	17,645	777
Highwoods Properties, Inc.	20,560	910
Host Hotels & Resorts, Inc.	65,508	1,557
Kilroy Realty Corp.	19,575	1,352
Kimco Realty Corp.	22,635	569
LaSalle Hotel Properties	25,315	1,025
Liberty Property Trust	30,717	1,156
Macerich Co. (The)	7,773	648
Paramount Group, Inc.(2)	23,640	439
Pebblebrook Hotel Trust	22,609	1,032
Prologis, Inc.	49,248	2,119
Public Storage	12,990	2,401
RLJ Lodging Trust	26,300	882
Simon Property Group, Inc.	17,831	3,247
SL Green Realty Corp.	4,186	498
Tanger Factory Outlet Centers	34,950	1,292
Ventas, Inc.	16,172	1,160
Washington Prime Group, Inc.	19,815	341

		37,533

TOTAL COMMON STOCKS (Identified Cost $54,329)		64,472

TOTAL LONG TERM INVESTMENTS—96.3% (Identified Cost $54,329)		64,472

SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Fund—2.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	1,841,746	1,842

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,842)		1,842

TOTAL INVESTMENTS—99.1% (Identified Cost $56,171)	66,314	(1)
Other assets and liabilities, net—0.9%	613

NET ASSETS—100.0%	$66,927

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
United Kingdom	9
Japan	6
Australia	5
Hong Kong	4
Canada	3
Singapore	3
Other	11

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$64,472	$43,369	$21,103	$0	(1)
Short-term Investments	1,842	1,842	—	—

Total Investments	$66,314	$45,211	$21,103	$0	(1)

(1)

Includes internally fair valued security currently priced at zero. Refer to the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Securities held by the Fund with an end of period value of $21,103 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%
Consumer Discretionary—18.5%
Barrat Developments plc (United Kingdom)	38,724	$282
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	7,219	640
Domino’s Pizza Group plc (United Kingdom)	18,754	205
Hermes International SA (France)	718	256
Naspers Ltd. Class N (South Africa)	1,748	226
Paddy Power plc (Ireland)(2)	4,107	342
Persimmon plc (United Kingdom)	12,072	295
Priceline Group, Inc. (The) (United States)(2)	351	400
William Hill plc (United Kingdom)	38,826	218

		2,864

Consumer Staples—38.7%
Anheuser-Busch InBev N.V. (Belgium)	2,925	329
British American Tobacco plc (United Kingdom)	20,664	1,120
Diageo plc (United Kingdom)	15,549	445
L’Oreal S.A. (France)	1,766	295
Lindt & Spruengli AG (Switzerland)	39	193
Nestle S.A. Registered Shares (Switzerland)	10,490	765
Pernod-Ricard S.A. (France)	1,881	209
Philip Morris International, Inc. (United States)	8,300	676
Reckitt Benckiser Group plc (United Kingdom)	10,182	825
SABMiller plc (United Kingdom)	9,905	516
Unilever N.V. (Netherlands)	15,688	614

		5,987

Energy—1.4%
Core Laboratories N.V. (United States)	1,787	215

Financials—2.2%
Reinet Investments SCA (Luxembourg)	8,716	187
Svenska Handelsbanken Class A (Sweden)	3,282	154

		341

Health Care—18.7%
Bayer AG (Germany)	1,458	199
Cie Generale D’optique Essilor International SA (France)	4,102	457
Coloplast A/S Class B (Denmark)	2,378	199
Fresenius Medical Care AG & Co KGaA (Germany)	3,589	268
Grifols SA (Spain)	8,908	356
Novo Nordisk A/S Class B (Denmark)	10,381	439

	SHARES	VALUE
Health Care—(continued)
Novozymes A/S Class B (Denmark)	3,978	$167
Roche Holding AG (Switzerland)	3,009	815

		2,900

Industrials—9.0%
Bureau Veritas SA (France)	17,236	382
DKSH Holding AG (Switzerland)	3,111	237
Geberit AG (Switzerland)	490	166
Legrand SA (France)	1,876	98
SGS SA Registered Shares (Switzerland)	167	341
Zodiac Aerospace (France)	5,084	171

		1,395

Information Technology—1.3%
Wirecard AG (Germany)	4,614	201

Materials—7.0%
Air Liquide SA (France)	4,396	544
HeidelbergCement AG (Germany)	1,985	140
Randgold Resources Ltd. (Jersey)	1,533	104
Randgold Resources Ltd. ADR (Jersey)	1,598	108
Sika AG (Switzerland)	64	189

		1,085

Retail REIT—1.3%
Unibail-Rodamco SE (Netherlands)	754	194

TOTAL COMMON STOCKS (Identified Cost $13,152)		15,182

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $13,152)		15,182

SHORT-TERM INVESTMENTS—1.9%
Money Market Mutual Fund—1.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	294,947	295

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $295)		295

TOTAL INVESTMENTS—100.0% (Identified Cost $13,447)		15,477	(1)
Other assets and liabilities, net—0.0%		—	(3)

NET ASSETS—100.0%		$15,477

Abbreviation:

ADR	American Depositary Receipt

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Less than $500.

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	25%
Switzerland	22
France	16
United States	10
Denmark	5
Germany	5
Netherlands	5
Other	12

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$15,182	$1,741	$13,441
Short-Term Investments	295	295	—

Total Investments	$15,477	$2,036	$13,441

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $13,076 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS—82.4%
Convertible Fund—1.6%
Putnam High Income Securities Fund	48,414	$393

Equity Funds—38.5%
Adams Express Co.	45,427	621
Alpine Total Dynamic Dividend Fund	71,634	608
ASA Gold and Precious Metals Ltd.	4,500	46
Blackrock Science & Technology Trust	28,000	493
Boulder Growth & Income Fund, Inc.	42,223	382
Boulder Total Return Fund Inc	5,000	139
Clearbridge Energy Mlp Fund, Inc.	5,165	143
Cohen & Steers Infrastructure Fund, Inc.	20,300	461
Cohen & Steers Total Return Realty Fund, Inc.	16,684	220
First Opportunity Fund, Inc.	70,029	669
Gabelli Healthcare & WellnessRx Trust (The)	53,857	561
Gabelli Multimedia Trust, Inc.	35,000	350
General American Investors Co., Inc.	16,749	586
Kayne Anderson Midsteam/Energy Fund, Inc.	23,700	807
Liberty All Star Equity Fund	83,347	498
Petroleum & Resources Corp.	13,166	314
Salient Midstream & MLP Fund	28,636	687
Tortoise Energy Independence Fund, Inc.	31,741	601
Tortoise Energy Infrastructure Corp.	22,555	987
Tri-Continental Corp.	11,847	254

		9,427

Income Funds—13.8%
First Trust High Income Long/Short Fund	32,500	520
First Trust Mortgage Income Fund	14,700	218
NexPoint Credit Strategies Fund	55,000	618
Nuveen Credit Strategies Income Fund	115,525	1,013
Nuveen Multi-Market Income Fund, Inc.	52,707	404
Pimco Dynamic Income Fund	18,000	553
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	57

		3,383

International Equity Funds—18.4%
Aberdeen Japan Equity Fund, Inc.	76,982	521
Aberdeen Singapore Fund, Inc.	5,100	61
Alpine Global Dynamic Dividend Fund	58,935	580
Clough Global Opportunities Fund	24,477	314
Cornerstone Progressive Return Fund	21,400	325

	SHARES	VALUE
International Equity Funds—(continued)
Delaware Enhanced Global Dividend and Income Fund	16,400	$185
Japan Smaller Capitalization Fund, Inc.	64,577	579
Korea Fund, Inc. (The)(2)	6,418	241
New Germany Fund, Inc. (The)	25,136	352
RMR Real Estate Income Fund	11,278	235
Taiwan Fund, Inc. (The)	10,908	178
Tekla Healthcare Investors	94	3
Tekla Healthcare Opportunities Fund	41,000	822
Templeton Dragon Fund, Inc.	4,400	106

		4,502

International Income Funds—10.1%
Aberdeen Asia-Pacific Income Fund, Inc.	17,034	95
Diversified Real Asset Income Fund	28,904	501
Doubleline Income Solutions Fund	30,000	597
Pimco Dynamic Credit Income Fund	44,300	915
Pimco Income Strategy Fund II	30,400	298
Putnam Master Intermediate Income Trust	15,600	75

		2,481

TOTAL CLOSED END FUNDS (Identified Cost $20,566)		20,186

PREFERRED STOCKS—10.7%
Financials—10.7%
Oxford Lane Capital Corp. 7.50%	54,087	1,317
Oxford Lane Capital Corp. 8.125%	52,745	1,298

TOTAL PREFERRED STOCKS (Identified Cost $2,631)		2,615

TOTAL LONG TERM INVESTMENTS—93.1% (Identified Cost $23,197)		22,801

SHORT-TERM INVESTMENTS—12.9%
Money Market Mutual Fund—12.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	3,166,634	3,167

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,167)		3,167

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—106.0% (Identified Cost $26,364)	25,968	(1)
Other assets and liabilities, net—(6.0)%	(1,460)

NET ASSETS—100.0%	$24,508

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Closed End Funds	$20,186	$20,186	$—
Preferred Stocks	2,615	1,298	1,317
Short-Term Investments	3,167	3,167	—

Total Investments	$25,968	$24,651	$1,317

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31 2014 .

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—1.4%
Non-Agency—1.4%
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	$206	$161
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	152	145
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	198	210
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	258	264
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	177	179
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	228	234

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,174)		1,193

ASSET-BACKED SECURITIES—1.0%
CarNow Auto Receivables Trust 14-1A, E 144A 5.530%, 1/15/20(3)	300	302
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	300	300
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	270	275

TOTAL ASSET-BACKED SECURITIES (Identified Cost $877)		877

CORPORATE BONDS AND NOTES—76.4%
Consumer Discretionary—17.2%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(3)	235	239
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340	325
Boyd Gaming Corp. 9.000%, 7/1/20	500	514
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	35	37
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	500	372
Caesars Entertainment Resort Properties LLC
144A 8.000%, 10/1/20(3)	235	231
144A 11.000%, 10/1/21(3)	410	375
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	260	230

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	$415	$437
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	650	676
Churchill Downs, Inc. 5.375%, 12/15/21	300	301
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	130	136
Series B 7.625%, 3/15/20	990	1,047
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	245	256
Dana Holding Corp. 5.500%, 12/15/24	95	96
DISH DBS Corp. 5.000%, 3/15/23	640	621
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	440	462
iHeartCommunications, Inc. 10.000%, 1/15/18	280	243
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	390	398
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	355	378
Lear Corp. 5.250%, 1/15/25	300	305
Meritor, Inc. 6.750%, 6/15/21	445	467
MGM Resorts International 6.750%, 10/1/20	545	574
MHGE Parent LLC 144A 8.500%, 8/1/19(3)	265	259
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	225	231
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	45	47
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	35	35
Numericable Group SA
144A 6.000%, 5/15/22(3)	200	201
144A 6.250%, 5/15/24(3)	200	202
Penn National Gaming, Inc. 5.875%, 11/1/21	140	131
Pinnacle Entertainment, Inc.
7.500%, 4/15/21	250	262
6.375%, 8/1/21	250	259
Playa Resorts Holding B.V. 144A 8.000%, 8/15/20(3)	200	200
RCN Telecom Services LLC 144A 8.500%, 8/15/20(3)	500	517
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	270	189
144A 7.000%, 1/1/22(3)	240	244
Sinclair Television Group, Inc. 5.375%, 4/1/21	560	559
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365	367

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Standard Pacific Corp. 5.875%, 11/15/24	$130		$131
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	475		470
Tenneco, Inc. 5.375%, 12/15/24	90		93
United Artists Theatre Circuit, Inc.
Series BE-9 9.300%, 7/1/15(5)(6)	2		2
Series AW-0 9.300%, 7/1/15(5)(6)	—	(10)	—	(10)
Series 95-A 9.300%, 7/1/15(5)(6)	57		58
Series BD-1 9.300%, 7/1/15(5)(6)	65		65
Unitymedia Hessen Gmbh & Co. KG / Unitymedia NRW GmbH 5.000%, 1/15/25(3)	200		201
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	260		283
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	250		256
WMG Acquisition Corp.
144A 5.625%, 4/15/22(3)	250		243
144A 6.750%, 4/15/22(3)	250		229
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	295		279

			14,733

Consumer Staples—3.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	200		200
Ingles Markets, Inc. 5.750%, 6/15/23	550		554
Post Holdings, Inc. 6.000%, 12/15/22(3)	250		235
Rite Aid Corp. 6.750%, 6/15/21	400		415
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250		219
Spectrum Brands, Inc. 6.375%, 11/15/20	385		403
SUPERVALU, Inc. 6.750%, 6/1/21	300		296
Vector Group Ltd. 7.750%, 2/15/21	300		317
Whitewave Foods Co. (The) 5.375%, 10/1/22	95		98

			2,737

Energy—10.8%
Atlas Energy Holdings Operating Co. LLC 7.750%, 1/15/21	95		69
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	225		218
BreitBurn Energy Partners 7.875%, 4/15/22	360		280
California Resources Corp.
144A 5.500%, 9/15/21(3)	95		82
144A 6.000%, 11/15/24(3)	215		183
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	445		399

	PAR VALUE	VALUE
Energy—(continued)
Carrizo Oil & Gas, Inc.
144A 7.500%, 9/15/20(3)	$300	$289
7.500%, 9/15/20	135	130
CHC Helicopter SA 9.250%, 10/15/20	252	248
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	180
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	260	243
Denbury Resources, Inc. 5.500%, 5/1/22	285	262
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	145	129
Energy Transfer Partners LP 5.875%, 1/15/24	345	352
Energy XXI Gulf Coast, Inc. 7.500%, 12/15/21	500	273
EnQuest plc 144A 7.000%, 4/15/22(3)	250	158
EP Energy LLC 9.375%, 5/1/20	215	218
Exterran Partners LP 144A 6.000%, 10/1/22(3)	355	305
Forest Oil Corp. 7.250%, 6/15/19	329	122
FTS International, Inc. 144A 6.250%, 5/1/22(3)	190	142
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400	302
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)	305	300
Halcon Resources Corp. 8.875%, 5/15/21	390	295
Laredo Petroleum, Inc. 5.625%, 1/15/22	350	308
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	415
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	340	334
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	375	341
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	245	236
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	231	211
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	360	311
Parker Drilling Co. (The) 7.500%, 8/1/20	275	223
QEP Resources, Inc. 6.875%, 3/1/21	240	247
Regency Energy Partners LP 5.875%, 3/1/22	390	391
Rosetta Resources, Inc. 5.875%, 6/1/22	280	255
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	285	281
SM Energy Co. 144A 6.125%, 11/15/22(3)	265	250
Tullow Oil plc 144A 6.000%, 11/1/20(3)	270	227

		9,209

Financials—10.1%
Aircastle Ltd. 5.125%, 3/15/21	470	471

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)	$220	$210
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500	514
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	250	254
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	250
DuPont Fabros Technology LP 5.875%, 9/15/21	305	312
E*Trade Financial Corp. 5.375%, 11/15/22	360	369
First Cash Financial Services, Inc. 6.750%, 4/1/21	205	214
General Motors Financial Co., Inc. 6.750%, 6/1/18	205	233
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	285	289
5.375%, 11/1/23	5	5
Hertz Corp. (The) 6.250%, 10/15/22	300	304
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	150	155
5.875%, 2/1/22	250	251
iStar Financial, Inc.
4.875%, 7/1/18	335	330
5.000%, 7/1/19	195	190
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	181
MPT Operating Partnership LP 5.500%, 5/1/24	100	105
Nationstar Mortgage LLC
6.500%, 8/1/18	215	206
6.500%, 7/1/21	610	558
Navient LLC
4.875%, 6/17/19	75	75
5.500%, 1/25/23	240	230
Sabra Health Care LP 5.500%, 2/1/21	200	209
Springleaf Finance Corp.
6.500%, 9/15/17	300	316
5.250%, 12/15/19	330	324
Sprint Capital Corp. 6.900%, 5/1/19	265	272
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	100	76
UPCB Finance Ltd. Series V 144A 7.250%, 11/15/21(3)	250	275
Voya Financial, Inc. (ING (U.S.), Inc.) 5.650%, 5/15/53(2)	570	567
Walter Investment Management Corp. 7.875%, 12/15/21	410	368

	PAR VALUE	VALUE
Financials—(continued)
WideOpenWest Finance LLC 10.250%, 7/15/19	$265	$277
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	215	216

		8,606

Health Care—8.2%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	105	104
Alere, Inc. 6.500%, 6/15/20	415	420
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(11)	65	66
Community Health Systems, Inc.
5.125%, 8/1/21	260	271
6.875%, 2/1/22	320	341
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	239
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	230	235
Endo Finance LLC 144A 5.375%, 1/15/23(3)	455	447
Envision Healthcare Corp. 144A 5.125%, 7/1/22(3)	250	249
HCA, Inc.
6.500%, 2/15/20	365	410
7.500%, 2/15/22	415	475
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	133
LifePoint Hospitals, Inc. 5.500%, 12/1/21	155	159
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	105	108
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	445	456
Omnicare, Inc. 4.750%, 12/1/22	10	10
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350	368
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	80	82
Select Medical Corp. 6.375%, 6/1/21	400	408
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(3)	210	216
6.000%, 10/1/20	310	334
4.500%, 4/1/21	230	231
8.125%, 4/1/22	635	711
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	155	165
144A 7.250%, 7/15/22(3)	300	321

		6,959

Industrials—6.9%
AAR Corp. 7.250%, 1/15/22	285	309

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
ADS Waste Holdings, Inc. 8.250%, 10/1/20	$250	$251
ADT Corp. (The) 6.250%, 10/15/21	620	639
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300	312
Air Canada 144A 6.750%, 10/1/19(3)	310	323
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	500	511
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	330	339
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	145	145
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	90	92
Dycom Investments, Inc. 7.125%, 1/15/21	250	264
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	300	299
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	350	334
HD Supply, Inc. 5.250%, 12/15/21(3)	350	357
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	160	163
KLX, Inc. 144A 5.875%, 12/1/22(3)	430	436
Rexel SA 144A 5.250%, 6/15/20(3)	335	339
Spirit AeroSystems, Inc. 5.250%, 3/15/22	140	143
TransDigm, Inc. 6.000%, 7/15/22	440	441
U.S. Airways Pass-Through-Trust 12-2, C 5.450%, 6/3/18	205	206

		5,903

Information Technology—3.1%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	335	355
Avaya, Inc. 144A 7.000%, 4/1/19(3)	250	245
CommScope, Inc. 144A 5.000%, 6/15/21(3)	140	139
First Data Corp. 11.750%, 8/15/21	718	827
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	220	200
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(11)	255	251
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	360	359
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	25	25
Sanmina Corp. 144A 4.375%, 6/1/19(3)	60	60
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(11)	165	166
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	95	57

		2,684

	PAR VALUE	VALUE
Materials—7.8%
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	$295	$289
144A 9.125%, 10/15/20(3)	275	293
144A 6.750%, 1/31/21(3)	295	294
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	215	210
Cascades, Inc. 144A 5.500%, 7/15/22(3)	940	939
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	225	246
144A 7.250%, 1/15/21(3)	245	257
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	185
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	187	171
Hexion U.S. Finance Corp. 6.625%, 4/15/20	215	212
Ineos Finance plc 144A 5.875%, 2/15/19(3)	340	323
INEOS Finance plc 144A 7.500%, 5/1/20(3)	220	232
INEOS Group Holdings SA 144A 6.125%, 8/15/18(3)	235	227
Mercer International, Inc. 7.000%, 12/1/19(3)	175	177
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	140	116
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	665	685
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	250	269
144A 6.625%, 4/15/21(3)	500	515
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	225	224
Tronox Finance LLC 6.375%, 8/15/20	270	272
United States Steel Corp. 6.875%, 4/1/21	340	348
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200	216

		6,700

Telecommunication Services—6.9%
CenturyLink, Inc. Series V 5.625%, 4/1/20	550	573
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(3)	250	246
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	302
Frontier Communications Corp.
8.500%, 4/15/20	335	375
6.250%, 9/15/21	160	161
Level 3 Financing, Inc.
7.000%, 6/1/20	200	212
6.125%, 1/15/21	250	260

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	$225	$235
SBA Communications Corp. 144A 4.875%, 7/15/22(3)	250	241
Sprint Capital Corp. 6.875%, 11/15/28	260	230
Sprint Communications, Inc. 6.000%, 11/15/22	170	157
Sprint Corp.
7.250%, 9/15/21	330	329
7.875%, 9/15/23	270	268
T-Mobile USA, Inc.
6.625%, 11/15/20	310	317
6.250%, 4/1/21	490	503
6.125%, 1/15/22	230	234
6.836%, 4/28/23	210	218
6.500%, 1/15/24	235	241
West Corp. 144A 5.375%, 7/15/22(3)	270	259
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	220	206
Windstream Corp. 7.750%, 10/1/21	340	349

		5,916

Utilities—2.2%
Abengoa Yield plc 144A 7.000%, 11/15/19(3)	230	228
AmeriGas Partners LP 7.000%, 5/20/22	375	390
Calpine Corp.
144A 6.000%, 1/15/22(3)	35	37
5.375%, 1/15/23	250	253
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	125	127
144A 7.625%, 11/1/24(3)	70	72
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	375	372
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(12)	500	356

		1,835

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $66,924)		65,282

LOAN AGREEMENTS(2)—12.1%
Consumer Discretionary—2.9%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	248	244
Caesars Entertainment Operating Co., Inc. Tranche B-7, 9.750%, 1/28/18	165	144

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	$142	$141
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	829	784
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	171	167
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	101	100
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	333	334
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	200	198
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	332	319

		2,431

Consumer Staples—0.6%
Albertson’s LLC Tranche B-4-1, 4.500%, 8/25/21	36	36
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	186
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	260	264

		486

Energy—1.6%
Arch Coal, Inc. 6.250%, 5/16/18	174	145
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	183	166
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	137	111
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	285	210
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	159	137
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	202	154
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	221
Templar Energy LLC Second Lien, 8.500%, 11/25/20	355	257

		1,401

Financials—0.3%
Asurion LLC Second Lien, 8.500%, 3/3/21	295	294

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—1.6%
American Renal Holdings, Inc. Second Lien, 0.000%, 3/20/20(8)	$292	$289
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	152	152
Second Lien, 11.000%, 1/2/19	86	86
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	119	119
MMM Holdings, Inc. 9.750%, 12/12/17	87	85
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	63	62
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	195	193
Pharmedium Healthcare Corp. Second Lien, 7.750%, 1/28/22	1	1
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	277	275
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	32	31
Second Lien, 8.500%, 11/3/21	103	100

		1,393

Industrials—1.3%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	59
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	265	265
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	310	310
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc..) Second Lien 8.250%, 1/25/21	220	217
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(8)	290	275

		1,126

Information Technology—3.4%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193	189
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	324	318
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	445	438
Deltek, Inc. Second Lien, 10.000%, 10/10/19	268	270
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	252	239
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	170	170

	PAR VALUE		VALUE
Information Technology—(continued)
Kronos, Inc. Second Lien, 9.750%, 4/30/20	$380		$388
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	435		434
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	179		160
Travelport Finance (Luxembourg) S.A.R.L. 6.000%, 9/2/21	270		270

			2,876

Materials—0.4%
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	370		370

TOTAL LOAN AGREEMENTS (Identified Cost $10,864)			10,377

	SHARES
PREFERRED STOCKS—0.9%
Financials—0.9%
Ally Financial, Inc. Series A, 8.500%	11,530		310
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	160	(9)	162
JPMorgan Chase & Co. Series V, 5.000%(2)	220	(9)	215
SunTrust Bank, Inc 5.625%.(2)	70	(9)	70

TOTAL PREFERRED STOCKS (Identified Cost $760)			757

TOTAL LONG TERM INVESTMENTS—91.8% (Identified Cost $80,599)			78,486	(13)

SHORT-TERM INVESTMENTS—6.8%
Money Market Mutual Fund—6.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	5,792,421		5,792

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,792)			5,792

TOTAL INVESTMENTS—98.6% (Identified Cost $86,391)			84,278	(1)
Other assets and liabilities, net—1.4%			1,168

NET ASSETS—100.0%			$85,446

Abbreviation:

PIK	Payment-in-Kind Security

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $29,983 or 35.1% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Amounts are less than $500 (not reported in 000s).
(11)	100% of the income received was in cash.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currency:

BRL	Brazilian Real

7

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	85%
Canada	4
Luxembourg	3
Bermuda	1
France	1
Ireland	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of December 31, 2014

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$877	$—	$877	$—
Corporate Bonds And Notes	65,282	—	65,157	125
Loan Agreements	10,377	—	10,240	137
Mortgage-Backed Securities	1,193	—	1,193	—
Equity Securities:
Preferred Stocks	757	310	447	—
Short-Term Investments	5,792	5,792	—	—

Total Investments	$84,278	$6,102	$77,914	$262

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total Investments	Corporate Bonds and Notes		Loan Agreements
Balance as of September 30, 2014:	$125	$125	(c)	$—
Accrued discount/(premium)	—	—		—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	—		—
Purchases	—	—		—
Sales(b)	—	—		—
Transfers into Level 3 (a)	137	—		137
Transfers from Level 3 (a)	—	—		—

Balance as of December 31, 2014	$262	$125	(c)	$137

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities if applicable.
(c)

Includes internally fair valued security. Refer to the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

(d)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.2%
Consumer Discretionary—16.5%
Bridgestone Corp. (Japan)	8,200	$284
Fuji Heavy Industries Ltd. (Japan)	10,500	372
Melco Crown Entertainment Ltd. ADR (United States)	10,950	278
Panasonic Corp. (Japan)	17,900	211
Tata Motors Ltd. Sponsored ADR (India)	5,900	250
Toyota Motor Corp. Sponsored ADR (Japan)	2,400	301

		1,696

Consumer Staples—2.6%
Marine Harvest ASA ADR (Norway)	19,350	264

Energy—10.7%
Cameco Corp. (Canada)	14,700	241
Canadian Natural Resources Ltd. (Canada)	6,700	207
Encana Corp. (Canada)	18,300	254
Royal Dutch Shell plc Class B ADR (United Kingdom)	3,550	247
Uranium Participation Corp. (Canada)(2)	33,000	146

		1,095

Financials—23.6%
Aegon NV American Registered Shares (Netherlands)	33,500	251
Aviva plc (United Kingdom)	35,392	266
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR (Spain)	26,716	251
BNP Paribas (France)	4,953	292
Credit Agricole SA (France)	21,837	282
ING Groep N.V. ADR (Netherlands)(2)	21,750	282
Intesa Sanpaolo SpA (Italy)	111,173	323
ORIX Corp. (Japan)	24,900	313
Unicredit SPA (Italy)	26,950	173

		2,433

Health Care—11.8%
H Lundbeck A/S (Denmark)	10,750	213
Novartis AG ADR (Switzerland)	3,300	306
Shire plc ADR (United Kingdom)	1,600	340
Valeant Pharmaceuticals International, Inc. (Canada)(2)	2,500	358

		1,217

	SHARES	VALUE
Industrials—11.0%
Hitachi Ltd. (Japan)	40,350	$298
Hutchison Whampoa Ltd. (Hong Kong)	18,200	208
Nidec Corp. (Japan)	5,900	381
Schneider Electric SE (France)	3,400	248

		1,135

Information Technology—6.1%
NXP Semiconductor NV (Netherlands)(2)	4,500	344
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	12,700	284

		628

Telecommunication Services—10.9%
KDDI Corp. (Japan)	4,700	295
Nippon Telegraph & Telephone Corp. ADR (Japan)	12,000	308
Spark New Zealand Ltd. (New Zealand)	118,481	287
Vodafone Group plc ADR (United Kingdom)	6,900	236

		1,126

Utilities—2.0%
GDF Suez (France)	8,800	205

TOTAL COMMON STOCKS (Identified Cost $9,759)		9,799

TOTAL LONG TERM INVESTMENTS—95.2% (Identified Cost $9,759)		9,799

SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Fund—3.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	327,357	327

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $327)		327

TOTAL INVESTMENTS—98.4% (Identified Cost $10,086)		10,126	(1)
Other assets and liabilities, net—1.6%		168

NET ASSETS—100.0%		$10,294

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Foreign Currency:

JPY	Japanese Yen

At December 31, 2014, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
JPY	1,050	USD	1,000	JPMorgan	3/09/15	$877	$123

2

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	27%
Canada	12
United Kingdom	11
France	10
Netherlands	9
United States	6
Italy	5
Other	20

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$9,799	$5,147	$4,652
Short-term Investments	327	327	—

Total Investments	$10,126	$5,474	$4,652
Other Financial Instruments:
Forward Currency Contracts*	$123	$—	$123

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $4,440 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

*	Valued at the unrealized appreciation (depreciation) on the investment.

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Australia—12.0%
Dexus Property Group	173,018	$979
GPT Group	137,400	486
GPT Group - In Specie(2)(3)(4)	588,920	0
Scentre Group(2)	575,971	1,632
Westfield Corp.	233,473	1,712

		4,809

Canada—8.0%
Allied Properties Real Estate Investment Trust	34,715	1,119
Canadian Real Estate Investment Trust	6,795	268
First Capital Realty, Inc.	42,505	682
RioCan Real Estate Investment Trust	50,850	1,157

		3,226

Finland—2.0%
Citycon OYJ	257,794	795

France—4.8%
Fonciere Des Regions	4,260	394
Klepierre	16,356	702
Mercialys SA	36,500	814

		1,910

Germany—5.1%
Deutsche Annington Immobilien SE	33,420	1,135
LEG Immobilien AG	12,461	928

		2,063

Hong Kong—10.2%
Hang Lung Properties Ltd.	321,000	896
Hongkong Land Holdings Ltd.	136,100	920
Hysan Development Co. Ltd.	135,000	599
Link REIT (The)	267,441	1,674

		4,089

Italy—0.2%
Beni Stabili SpA	143,164	100

Japan—15.0%
AEON Mall Co., Ltd.	44,613	791
GLP J-REIT	695	774
Hulic Co., Ltd.	54,000	540
Industrial & Infrastructure Fund Investment Corp.	94	435
Japan Real Estate Investment Corp.	125	602
Kenedix Realty Investment Corp.	124	702

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	143	$718
Nippon Prologis REIT, Inc.	301	653
Nomura Real Estate Office Fund, Inc.	159	788

		6,003

Mexico—3.0%
PLA Administradora Industrial S de Rl de CV	226,852	475
Prologis Property Mexico SA de CV	386,200	714

		1,189

Netherlands—7.2%
Unibail-Rodamco SE	11,260	2,889

Norway—1.4%
Entra ASA(2)	30,000	308
Norwegian Property ASA(2)	193,000	261

		569

Singapore—8.3%
CapitaMall Trust	455,650	700
CapitaRetail China Trust	681,868	829
Global Logistic Properties Ltd.	721,500	1,345
Mapletree Logistics Trust	530,544	474

		3,348

Sweden—1.8%
Castellum AB	45,366	707

United Kingdom—20.3%
Big Yellow Group plc	78,688	742
British Land Co. plc	95,305	1,149
Derwent London plc	13,346	623
Great Portland Estates plc	12,918	147
Hammerson plc	137,309	1,286
Land Securities Group plc	74,885	1,346
Safestore Holdings plc	293,876	1,069
SEGRO plc	130,057	745
Unite Group plc (The)	142,000	1,024

		8,131

TOTAL COMMON STOCKS (Identified Cost $30,632)		39,828

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $30,632)		39,828

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	210,525	$211

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $211)		211

TOTAL INVESTMENTS—99.8% (Identified Cost $30,843)		40,039	(1)
Other assets and liabilities, net—0.2%		84

NET ASSETS—100.0%		$40,123

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	20%
Japan	15
Australia	12
Hong Kong	10
Singapore	9
Canada	8
Netherlands	7
Other	19

Total	100%

†	% of total investments as of December 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$39,828	$8,494	$31,334	$0	(1)
Short-term Investments	211	211	—	—

Total Investments	$40,039	$8,705	$31,334	$0	(1)

(1)

Includes internally fair valued security currently priced at zero. Refer to the last paragraph under “Note 1A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Securities held by the Fund with an end of period value of $31,335 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.5%
Consumer Discretionary—14.0%
Goldlion Holdings Ltd. (Hong Kong)	3,726,600	$1,580
Pico Far East Holdings Ltd. (Hong Kong)	6,291,122	1,444
Rightmove plc (United Kingdom)	39,950	1,393
Watts Co. Ltd. (Japan)	108,091	750

		5,167

Consumer Staples—10.1%
Compania Cervecerias Unidas S.A. (Chile)	124,286	1,175
Dongsuh Co., Inc. (South Korea)	1	—	(3)
Oldtown Bhd (Malaysia)	1,193,750	510
Premier Marketing PCL (Thailand)	5,564,414	1,521
Wawel SA (Poland)	1,900	550

		3,756

Energy—5.4%
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	13,948	1,012
TGS Nopec Geophysical Co. ASA (Norway)	45,600	985

		1,997

Financials—23.9%
ARA Asset Management Ltd. (Singapore)	918,760	1,176
Ashmore Group plc (United Kingdom)	153,000	663
Euler Hermes SA (France)	11,450	1,186
Euroz Ltd. (Australia)	1,895,867	1,648
Financiere Marc de Lacharriere (France)	12,711	967
Hiscox Ltd (United Kingdom)	100,026	1,121
Korea Ratings Corp. (South Korea)	33,662	1,164
LSI Property Services plc (United Kingdom)	201,000	934

		8,859

Health Care—2.9%
Haw Par Corp. Ltd. (Singapore)	112,719	725
WIN-Partners Co. Ltd. (Japan)	26,710	341

		1,066

Industrials—21.0%
AIT Corp. (Japan)	311,000	2,039
Amadeus Fire AG (Germany)	5,041	380
Clasquin (France)	9,276	236
Freight Management Holdings Bhd (Malaysia)	701,312	346
Konecranes Oyj (Finland)	32,000	915
Riverstone Holdings Ltd. (Singapore)	944,000	694
Tegma Gestao Logistica (Brazil)	145,000	867

	SHARES	VALUE
Industrials—(continued)
Thermador Groupe (France)	10,339	$886
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	22,000	723
WABCO Holdings, Inc. (United States)(2)	6,625	694

		7,780

Information Technology—15.6%
Alten SA (France)	23,700	1,011
Bouvet ASA (Norway)	191,945	1,954
Carsales.com Ltd. (Australia)	45,000	381
Lumax International Corp., Ltd. (Taiwan)	835,000	1,707
Pro-Ship, Inc. (Japan)	33,500	739

		5,792

Materials—7.6%
Assore Ltd. (South Africa)	58,000	744
KPX Chemical Co. Ltd. (South Korea)	27,394	1,463
Rimoni Industries Ltd. (Israel)	32,303	226
Victrex plc (United Kingdom)	11,800	381

		2,814

TOTAL COMMON STOCKS (Identified Cost $40,246)		37,231

TOTAL LONG TERM INVESTMENTS—100.5% (Identified Cost $40,246)		37,231

TOTAL INVESTMENTS—100.5% (Identified Cost $40,246)		37,231	(1)
Other assets and liabilities, net—(0.5)%		(169)

NET ASSETS—100.0%		$37,062

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
France	12%
United Kingdom	12
Japan	10
Hong Kong	8
Norway	8
Singapore	7
South Korea	7
Other	36

Total	100%

†	% of total investments as of December 31, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$37,231	$10,115	$27,116

Total Investments	$37,231	$10,115	$27,116

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $26,454 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%
Consumer Discretionary—27.8%
Ainsworth Game Technology Ltd.	11,665	$22
Autogrill S.p.A(2)	1,097	8
Autoneum Holding AG	131	22
Axel Springer SE	553	33
Bayerische Motoren Werke AG	278	30
Benesse Holdings, Inc.	1,300	39
Brembo S.p.A	245	8
Brunello Cucinelli S.p.A	365	8
Carnival plc	1,017	46
Chow Tai Fook Jewellery Group Ltd.	4,800	6
Christian Dior SA	88	15
Compagnie Financiere Richemont SA Registered Shares	249	22
Continental AG	158	33
Crown Resorts Ltd.	2,023	21
Daily Mail & General Trust plc	3,539	45
De’ Longhi	449	8
Dixons Carphone plc	6,227	45
Don Quijote Holdings Co., Ltd.	600	41
Dufry AG(2)	137	21
Dynam Japan Holdings Co., Ltd.	21,600	42
Fairfax Media Ltd.	30,094	22
Fast Retailing Co., Ltd.	100	36
Fielmann AG	499	34
Galaxy Entertainment Group Ltd.	1,000	6
Genting Singapore plc	8,000	7
Global Brands Group Holding Ltd.(2)	32,000	6
Harvey Norman Holdings Ltd.	7,414	20
Hennes & Mauritz AB Class B	240	10
Hermes International SA	43	15
Hikari Tsushin, Inc.	700	43
Inditex SA	533	15
Jardine Cycle & Carriage Ltd.	200	6
Jcdecaux SA	435	15
L’Occitane International SA	6,250	16
Li & Fung Ltd.	6,000	6
Lifestyle International Holdings Ltd.	3,000	6
Luxottica Group SpA	152	8
LVMH Moet Hennessy Louis Vuitton S.A.	95	15
Man Wah Holdings Ltd.	4,000	7
Melco Crown Entertainment Ltd. ADR	266	7
Melco International Development Ltd.	3,000	7

	SHARES	VALUE
Consumer Discretionary—(continued)
Melia Hotels International SA	1,394	$15
MGM China Holdings Ltd.	2,400	6
Nitori Co., Ltd.	700	38
Ocado Group plc(2)	7,271	45
Osim International Ltd.	4,000	6
Pirelli & C S.p.A	607	8
Plastic Omnium SA	568	15
Prada S.p.A	1,500	9
Premier Investments Ltd.	2,638	21
Publicis Groupe SA	209	15
Rakuten, Inc.	2,800	39
Rallye SA	441	16
Royal Caribbean Cruises Ltd.	53	4
SA International Holdings Ltd.	10,000	7
Salvatore Ferragamo S.p.A	339	8
Sands China Ltd.	1,200	6
Sankyo Co., Ltd.	1,200	41
Sega Sammy Holdings, Inc.	3,100	40
Seven West Media Ltd.	18,767	21
Shangri-La Asia Ltd.	4,000	6
Sjm Holdings Ltd.	4,000	6
Sodexo	155	15
Sports Direct International plc(2)	4,124	45
Start Today Co., Ltd.	1,900	40
Swatch Group AG (The)	44	20
Tod’s S.p.A	95	8
Vivendi	611	15
World Duty Free S.p.A(2)	873	8
Wynn Macau Ltd.	2,400	7
Yue Yuen Industrial Holdings Ltd.	2,000	7

		1,359

Consumer Staples—14.2%
AAK AB	187	10
Anheuser-Busch InBev N.V.	407	46
Associated British Foods plc	892	44
Axfood AB	161	10
Beiersdorf AG	358	29
Carrefour S.A.	511	15
Casino Guichard Perrachon SA	165	15
Davide Campari-Milano S.p.A	1,307	8
First Resources Ltd.	5,000	7
Galenica AG Registered Shares	24	19
Golden Agri-Resources Ltd.	20,000	7

1

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Heineken Holding NV	550	$34
Henkel AG & KGaA	326	32
Jeronimo Martins SPGS SA	461	5
Kering	80	15
L’Oreal SA	90	15
M6-Metropole Television SA	801	15
Marine Harvest ASA	310	4
Matsui Securities Co., Ltd.	4,500	39
Mediaset S.p.A.(2)	1,950	8
Metro AG	906	28
Pola Orbis Holdings, Inc.	1,000	40
Remy Cointreau SA	224	15
Securitas AB Class B	827	10
Societe Television Francaise 1	978	15
Softbank Corp.	600	36
Sonae SGPS SA	3,682	4
Sugi Holdings Co., Ltd.	1,000	41
Sundrug Co., Ltd.	1,000	41
Super Group Ltd.	8,000	7
Unicharm Corp.	1,700	41
United Internet AG Registered Shares	708	32
Wilmar International Ltd.	3,000	7

		694

Diversified REIT—0.3%
Fonciere Des Regions	162	15

Energy—3.7%
Akastor ASA	1,392	4
Aker Solutions ASA(2)	786	4
Archer Ltd.(2)	7,790	4
Delek Group Ltd.	22	6
Det Norske Oljeselskap ASA(2)	814	4
Galp Energia SGPS SA	436	5
Genel Energy plc(2)	4,068	44
Golar LNG Ltd.	125	5
Knightsbridge Shipping Ltd.	946	4
Paz Oil Co., Ltd.	47	6
Petrofac Ltd.	4,074	44
RH Petrogas Ltd.(2)	21,000	6
Saras S.p.A(2)	8,099	8
Seadrill Ltd.	364	4
Ship Finance International Ltd.	311	5
Tenaris S.A. Sponsored ADR	279	9

	SHARES	VALUE
Energy—(continued)
Transocean Ltd.	1,152	$21

		183

Financials—14.1%
Abacus Property Group REIT	8,337	20
ACOM Co. Ltd.(2)	13,600	42
Admiral Group plc	2,143	44
Africa Israel Investments Ltd.(2)	5,484	5
Ashmore Group plc	10,254	44
Assicurazioni Generali S.p.A	398	8
Banco Santander SA	1,786	15
Bank Hapoalim BM	1,261	6
Bank of East Asia Ltd.	1,600	6
Bankinter SA	1,832	15
Champion REIT	14,000	6
Cheung Kong Holdings Ltd.	400	7
City Developments Ltd.	1,000	8
First Pacific Co., Ltd.	6,000	6
Groupe Bruxelles Lambert SA	536	46
Hang Lung Group Ltd.	1,500	7
Hang Lung Properties Ltd.	2,000	6
Hargreaves Lansdown plc	2,844	45
Henderson Land Development Co., Ltd.	1,000	7
Hufvudstaden AB	773	10
Hysan Development Co. Ltd.	1,500	7
Industrivarden AB	542	10
Inmobiliaria Colonial SA(2)	22,093	15
Intu Properties plc REIT	8,481	44
Kerry Properties Ltd.	1,500	5
Lundbergforetagen AB Class B	229	10
Mediolanum SPA	1,269	8
New World Development Co., Ltd.	6,000	7
Oversea-Chinese Banking Corp., Ltd.	1,000	8
Pargesa Holding SA	262	20
Platinum Asset Management Ltd.	3,479	20
Regus plc	13,946	45
Reinet Investments SCA Receipt	20,376	44
Schroders plc	1,058	44
Sino Land Co., Ltd.	4,000	6
Sun Hung Kai Properties Ltd.	500	8
Svenska Handelsbanken Class A	215	10
United Overseas Bank Ltd.	400	7
United Overseas Land Ltd.	1,000	5
Wharf Holdings Ltd. (The)	1,000	7

2

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Wheelock & Co., Ltd.	1,500	$7

		690

Health Care—3.1%
BioMerieux	145	15
Eurofins Scientific SE	59	15
Getinge AB	441	10
Ipsen SA	291	15
Meda AB	707	10
Roche Holding AG	73	20
Straumann Holding AG	92	23
Taisho Pharmaceutical Holdings Co., Ltd.	600	37
Town Health International Medical Group Ltd.	40,000	6

		151

Industrials—17.1%
Abertis Infraestructuras SA	765	15
Actividades de Construccion y Servicios SA	434	15
Adecco SA Registered Shares	305	21
Alstom SA	472	15
Andritz AG	453	25
Assa Abloy AB Class B	191	10
Avance Gas Holding Ltd.	304	4
Bollore SA	3,163	14
Bouygues SA	420	15
Cargotec Oyj	769	24
Cheung Kong Infrastructure Holdings Ltd.	1,000	7
easyJet plc	1,731	45
Ferrovial SA	780	15
Fomento de Construcciones y Contratas SA(2)	1,044	15
Forbo Holding AG Registered Shares	21	21
Golden Ocean Group Ltd.	5,878	4
Holcim Ltd. Registered Shares	285	20
Hopewell Holdings Ltd.	1,500	5
Hutchison Whampoa Ltd.	500	6
Indutrade AB	250	10
Jardine Matheson Holdings Ltd.	100	6
Jardine Strategic Holdings Ltd.	200	7
Johnson Electric Holdings Ltd.	1,500	6
Kone Oyj	641	29
Kuehne & Nagel International AG	165	22
Lafarge SA	218	15
Nidec Corp.	600	39
Noble Group Ltd.	8,000	7

	SHARES	VALUE
Industrials—(continued)
Nordex SE(2)	1,658	$30
Nws Holdings Ltd.	3,000	6
Obrascon Huarte Lain SA	666	15
OC Oerlikon Corp. AG Registered Shares(2)	1,631	20
OCI NV(2)	1,021	36
Orient Overseas International Ltd.	1,000	6
Orkla ASA	619	4
Prosegur Cia de Seguridad SA	2,609	15
Rational AG	104	33
Rieter Holding AG	100	17
Ryanair Holdings plc ADR(2)	664	47
Salini Impregilo SPA	2,204	8
Seven Group Holdings Ltd.	4,415	21
Sgl Carbon SE	1,453	24
SGS SA Registered Shares	10	20
Shun Tak Holdings Ltd.	14,000	6
Skanska AB Class B	464	10
Sulzer AG	166	18
Summit Ascent Holdings Ltd.(2)	14,000	7
Taro Pharmaceutical Industries Ltd.(2)	41	6
Techtronics Industries Co., Ltd.	2,000	6
Tecnicas Reunidas SA	345	15
Vossloh AG	444	29

		836

Information Technology—8.0%
Check Point Software Technologies Ltd.(2)	76	6
COLOPL, Inc.(2)	1,700	38
Dassault Systemes	250	15
Gree, Inc.	6,400	38
Gungho Online Entertainment ,Inc.	10,700	39
Hexagon AB	323	10
Keyence Corp.	100	45
Konami Corp.	2,200	40
Lenovo Group Ltd.	5,000	7
Nexon Co., Ltd.	4,100	38
Otsuka Corp.	1,200	38
SAP AG	415	29
VTech Holdings Ltd.	400	6
Yahoo Japan Corp.	11,000	39

		388

Materials—5.9%
Adelaide Brighton Ltd.	7,163	21

3

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
APERAM SA(2)	1,156	$34
ArcelorMittal	3,206	35
Ems-Chemie Holding AG	50	20
Fortescue Metals Group Ltd.	9,453	21
Frutarom Industries Ltd.	212	6
Glencore International plc	9,657	45
HeidelbergCement AG	460	32
Hexpol AB	106	10
Holmen AB B Shares	289	10
Imerys SA	206	15
Israel Corp. Ltd. (The)(2)	12	6
Schmolz + Bickenbach AG(2)	15,847	17
Vicat	210	15

		287

Retail REITs—1.0%
Hongkong Land Holdings Ltd.	1,000	7
Scentre Group(2)	6,967	20
Westfield Corp.	2,761	20

		47

Telecommunication Services—2.0%
HKT Trust & HKT Ltd.	5,000	7
Iliad SA	64	15
PCCW Ltd.	9,000	6
Smartone Telecommunications Holdings Ltd.	4,000	7
Talktalk Telecom Group plc	9,404	44
TPG Telecom Ltd.	3,659	20

		99

Utilities—0.9%
CLP Holdings Ltd.	1,000	8
GDF Suez	644	15
Hong Kong & China Gas Co., Ltd.	3,000	7
Rubis SCA	264	15

		45

TOTAL COMMON STOCKS (Identified Cost $4,939)		4,794

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $4,939)		4,794

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Fund—1.1%
Fidelity Institutional Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	52,714	$53

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $53)		53

TOTAL INVESTMENTS—99.2% (Identified Cost $4,992)		4,847	(1)
Other assets and liabilities, net—0.8%		39

NET ASSETS—100.0%		$4,886

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	22%
United Kingdom	14
France	9
Germany	9
Switzerland	8
Australia	6
Hong Kong	4
Other	28

Total	100%

†	% of total investments as of December 31, 2014

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,794	$257	$4,537
Short-Term Investments	53	53	—

Total Investments	$4,847	$310	$4,537

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—96.0%
iShares S&P 100 Index Fund(2)(3)	51,946	$4,724

TOTAL EXCHANGE-TRADED FUND (Identified Cost $4,354)		4,724

PURCHASED OPTIONS—0.2%
Call Options—0.2%
CBOE Volatility Index expiration 1/21/15 strike price $20	44	7
CBOE Volatility Index expiration 1/21/15 strike price $28	54	3

TOTAL PURCHASED OPTIONS (Premiums paid $11)		10

TOTAL LONG TERM INVESTMENTS—96.2% (Identified Cost $4,365)		4,734	(1)

SHORT-TERM INVESTMENTS—24.5%
Money Market Mutual Fund—24.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	1,203,996	1,204

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,204)		1,204

TOTAL INVESTMENTS, BEFORE WRITTEN OPTION—120.7% (Identified Cost $5,569)		5,938	(1)

WRITTEN OPTION—(0.0%)
Call Option—(0.0%)
S&P 500® Index expiration 1/9/15 strike price $2,140	22	(1)

TOTAL WRITTEN OPTION (Premiums recieved $(2))		(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTION—120.7% (Identified Cost $5,567)		5,937	(1)
Other assets and liabilities, net—(20.7)%		(1,020)

NET ASSETS—100.0%		$4,917

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion segregated as collateral for written options.
(3)	This fund is a public fund and the prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$4,724	$4,724
Purchased Options	10	10
Short-Term Investments	1,204	1,204

Total Investments before Written Option	$5,938	$5,938

Written Option	$(1)	$(1)

Total Investments Net of Written Option	$5,937	$5,937

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.3%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$327		$336

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	145		126

Texas—0.1%
City of Houston Airport System Revenue United Airlines, Inc., Terminal E Project 4.750%, 7/1/24	200		216

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		244

TOTAL MUNICIPAL BONDS (Identified Cost $978)			922

FOREIGN GOVERNMENT SECURITIES—7.2%
Argentine Republic
Series X, 7.000%, 4/17/17	575		555
8.750%, 5/7/24	405		397
Series NY, 8.280%, 12/31/33(14)	2,762		2,479
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	510		235
RegS 8.250%, 10/13/24(4)	1,110		488
7.650%, 4/21/25	1,500		643
9.250%, 9/15/27	360		168
9.375%, 1/13/34	2,145		942
Federative Republic of Brazil 8.500%, 1/5/24	4,990	BRL	1,722
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		1,043
Mongolia
144A 4.125%, 1/5/18(3)	450		419
144A 5.125%, 12/5/22(3)	825		718
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	496		491
Republic of Chile 5.500%, 8/5/20	474,000	CLP	821
Republic of Colombia
12.000%, 10/22/15	925,000	COP	409
Treasury Note, Series B, 11.250%, 10/24/18	865,000	COP	430
4.375%, 3/21/23	1,867,000	COP	688
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		706
Republic of El Salvador 144A 6.375%, 1/18/27(3)	905		912

	PAR VALUE		VALUE
Republic of Ghana 144A 8.125%, 1/18/26(3)	$400		$371
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	18,654,000	IDR	1,572
Series FR55, 7.375%, 9/15/16	9,559,000	IDR	768
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	427
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		515
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	725		665
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	746
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	329
Series R208, 6.750%, 3/31/21	6,720	ZAR	556
Republic of Uruguay 4.375%, 12/15/28	22,428	UYU(9)	919
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	805
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,101
Series M, 6.500%, 6/9/22	30,825	MXN	2,191

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $32,083)			26,231

MORTGAGE-BACKED SECURITIES—9.7%
Agency—1.2%
FNMA
3.000%, 6/1/43	2,507		2,538
4.000%, 10/1/44	1,589		1,698

			4,236

Non-Agency—8.5%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,096
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	845		870
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	973		1,009
07-2, 2A4 5.750%, 6/25/37	824		644
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	680		692
06-2, 3A1 6.000%, 3/25/36	371		372
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	599		635
04-24CB, 1A1 6.000%, 11/25/34	131		134
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.677%, 5/12/39(2)	715		751

1

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	$1,260	$1,409
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	451	495
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	424	406
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,301
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	939	961
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	750	740
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.770%, 5/25/24(2)	1,080	951
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,123	1,188
06-RP1, 1A4 144A 8.500%, 1/25/36(3)	790	850
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	677	733
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	720	738
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	968	965
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.743%, 9/11/38(2)	650	684
05-PW10, AM 5.449%, 12/11/40(2)	895	924
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,436
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,677
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	750	819
07-LDPX, AM 5.464%, 1/15/49(2)	1,000	1,037
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	962	1,008
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	505	514
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	686	703
Morgan Stanley Capital I Trust 07-IQ14, AM 5.684%, 4/15/49(2)	925	963
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	1,075	1,063

	PAR VALUE	VALUE
Non-Agency—(continued)
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	$293	$301
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	943	950
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	518	536
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.723%, 5/15/43(2)	1,125	1,183
07-C32, A3 5.716%, 6/15/49(2)	360	386

		31,124

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $34,710)		35,360

ASSET-BACKED SECURITIES—4.0%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	915	933
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	1,260	1,264
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.332%, 7/25/35(2)	1,220	1,213
05-12, 1A4 5.323%, 2/25/36(2)	576	576
05-12, 2A4 5.575%, 2/25/36(2)	540	522
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,349
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	945	958
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	391	432
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,208	1,266
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	559	561
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	326	329
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	659	671
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	277	285
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	465	475

2

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$508	$530
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,092
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	440	455
07-HI1, A3 5.720%, 3/25/37	302	308
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	1,000	1,005
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	253	263

TOTAL ASSET-BACKED SECURITIES (Identified Cost $14,211)		14,487

CORPORATE BONDS AND NOTES—61.0%
Consumer Discretionary—7.7%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(3)	715	726
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100	1,050
Boyd Gaming Corp. 9.000%, 7/1/20	870	895
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	193
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	535	399
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	320	315
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	495	438
CCO Holdings LLC
5.250%, 3/15/21	467	472
5.250%, 9/30/22	495	496
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	275	268
144A 5.125%, 12/15/21(3)	655	639
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	320	334
Series B 7.625%, 3/15/20	1,595	1,687
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	209
iHeartCommunications, Inc. 10.000%, 1/15/18	615	534
Intelsat Jackson Holdings SA 5.500%, 8/1/23	760	758
International Game Technology 7.500%, 6/15/19	580	628

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	$1,320	$1,346
Jaguar Land Rover Automotive plc 144A 4.250%, 11/15/19(3)	320	324
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	506
Lear Corp. 5.250%, 1/15/25	750	763
Meritor, Inc. 6.750%, 6/15/21	960	1,008
MGM Resorts International 6.000%, 3/15/23	975	985
MHGE Parent LLC 144A 8.500%, 8/1/19(3)	730	714
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	500	513
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	100	104
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	90	91
Numericable Group SA 144A 6.000%, 5/15/22(3)	605	609
Penn National Gaming, Inc. 5.875%, 11/1/21	490	458
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	1,035	1,071
QVC, Inc. 5.125%, 7/2/22	240	253
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	910	638
144A 7.000%, 1/1/22(3)	590	600
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,155	1,152
Standard Pacific Corp. 5.875%, 11/15/24	545	548
Station Casinos LLC 7.500%, 3/1/21	970	999
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	1,410	1,396
Tenneco, Inc. 5.375%, 12/15/24	360	371
Toll Brothers Finance Corp.
4.000%, 12/31/18	375	377
6.750%, 11/1/19	940	1,057
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	870	946
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	600	613
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	700	661

		28,144

Consumer Staples—0.7%
Darling Ingredients, Inc. 5.375%, 1/15/22	840	831
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	544
Ingles Markets, Inc. 5.750%, 6/15/23	975	981

		2,356

Energy—10.6%
Afren plc 144A 11.500%, 2/1/16(3)	475	404
Atlas Energy Holdings Operating Co. LLC 7.750%, 1/15/21	325	237

3

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
California Resources Corp. 144A 6.000%, 11/15/24(3)	$1,265	$1,075
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	1,130	1,014
Carrizo Oil & Gas, Inc.
7.500%, 9/15/20	510	492
144A 7.500%, 9/15/20(3)	555	536
CHC Helicopter SA 9.250%, 10/15/20	653	643
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	555
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	650	608
Denbury Resources, Inc. 5.500%, 5/1/22	885	814
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	695	619
Energy Transfer Partners LP 5.875%, 1/15/24	885	903
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	1,105	599
EnQuest plc 144A 7.000%, 4/15/22(3)	885	558
EP Energy LLC 9.375%, 5/1/20	840	853
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,120	857
Exterran Partners LP 144A 6.000%, 10/1/22(3)	740	636
Forest Oil Corp. 7.250%, 6/15/19	935	346
FTS International, Inc. 144A 6.250%, 5/1/22(3)	450	335
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	255	203
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(7)	1,115	914
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	725
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)	885	869
Halcon Resources Corp. 8.875%, 5/15/21	910	689
Laredo Petroleum, Inc. 7.375%, 5/1/22	830	780
Linn Energy LLC
6.500%, 5/15/19	512	440
6.500%, 9/15/21	155	126
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525	497
144A 4.563%, 4/24/23(3)	495	396
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	1,520	1,493
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	500	455
Newfield Exploration Co.
5.750%, 1/30/22	160	158
5.625%, 7/1/24	785	777

	PAR VALUE		VALUE
Energy—(continued)
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	$925		$889
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105		818
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,155		1,056
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	915		791
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075		871
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600		576
144A 6.000%, 5/3/42(3)	400		391
Petrobras Global Finance BV 6.250%, 3/17/24	830		790
Petrobras International Finance Co. 5.375%, 1/27/21	500		463
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	385		291
RegS 8.500%, 11/2/17(4)	485		279
144A 6.000%, 5/16/24(3)	2,530		969
RegS 6.000%, 11/15/26(4)	790		292
Petroleos Mexicanos
4.875%, 1/18/24	305		317
5.500%, 6/27/44	650		663
PHI, Inc. 5.250%, 3/15/19	360		308
QEP Resources, Inc. 6.875%, 3/1/21	1,105		1,138
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		632
Regency Energy Partners LP 4.500%, 11/1/23	1,160		1,070
Rosetta Resources, Inc. 5.875%, 6/1/22	945		860
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		904
SM Energy Co. 144A 6.125%, 11/15/22(3)	1,160		1,093
Targa Resources Partners LP 6.375%, 8/1/22	787		801
Transocean, Inc. 3.800%, 10/15/22	1,050		851
Tullow Oil plc 144A 6.000%, 11/1/20(3)	945		794

			38,513

Financials—19.6%
Aircastle Ltd. 5.125%, 3/15/21	1,715		1,719
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	614
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,533
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	1,065		1,012
Ares Capital Corp. 3.875%, 1/15/20	755		754
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	1,025		1,061
Banco Bilbao Vizcaya Argentaria Bancomer S.A.

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
144A 6.500%, 3/10/21(3)	$425		$460
144A 6.750%, 9/30/22(3)	1,000		1,100
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	1,150		1,202
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	657		649
144A 6.125%, 4/24/27(2)(3)	1,095		1,155
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)	600		596
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,155
144A 6.625%, 3/19/29(2)(3)	395		419
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	324
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,660		1,755
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,006
Bank of America Corp. 4.200%, 8/26/24	1,140		1,161
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		899
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	1,015		1,051
Barclays Bank plc 144A 5.926% (2)(3)(5)(6)	600		628
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	1,300		1,287
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,050		1,066
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)	910		869
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	1,075		1,065
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	245		184
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	720		733
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		916
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250		1,259
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		914
E*Trade Financial Corp. 5.375%, 11/15/22	965		989
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		782
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	620		572
Excel Trust LP 4.625%, 5/15/24	230		239
First Cash Financial Services, Inc. 6.750%, 4/1/21	530		554
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160		1,315
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,535		1,623

	PAR VALUE		VALUE
Financials—(continued)
Genworth Holdings, Inc. 4.900%, 8/15/23	$750		$608
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	755		764
5.375%, 11/1/23	25		26
Hertz Corp. (The) 6.250%, 10/15/22	440		447
HSBC Finance Corp. 6.676%, 1/15/21	500		593
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,130		1,205
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65		65
6.000%, 8/1/20	370		381
5.875%, 2/1/22	755		758
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940		1,003
iStar Financial, Inc. 5.000%, 7/1/19	940		916
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085		1,082
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		769
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		440
Leucadia National Corp. 5.500%, 10/18/23	575		589
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		300
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		218
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	879
Series H, 5.450%, 12/29/49(2)	925		928
MPT Operating Partnership LP 5.500%, 5/1/24	325		340
Nationstar Mortgage LLC 6.500%, 7/1/21	2,065		1,889
Navient LLC 5.500%, 1/25/23	850		814
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,412
PennantPark Investment Corp. 4.500%, 10/1/19	785		786
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	875		753
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,377
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200		1,298
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155		2,274
5.625%, 6/15/43(2)(6)	450		460
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000		1,083
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370		430
7.648%, 8/29/49(2)(5)(6)	550		644

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	$315	$266
Sabra Health Care LP 5.500%, 2/1/21	615	641
Santander Bank NA 8.750%, 5/30/18	400	476
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(12)	255	267
Springleaf Finance Corp. 5.250%, 12/15/19	950	933
SunTrust Bank, Inc. 5.400%, 4/1/20	250	275
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	744
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,285	1,318
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	450	342
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	500	393
Voya Financial, Inc. (ING (U.S.), Inc.) 5.650%, 5/15/53(2)	1,210	1,204
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	1,430	1,233
Walter Investment Management Corp. 7.875%, 12/15/21	1,100	987
WideOpenWest Finance LLC 10.250%, 7/15/19	490	513
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	1,080	1,046
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	685	688

		71,477

Health Care—3.6%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	300	297
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)	200	202
Catamaran Corp. 4.750%, 3/15/21	585	587
Centene Corp. 4.750%, 5/15/22	715	718
Community Health Systems, Inc. 6.875%, 2/1/22	525	559
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	639
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	935	955
Endo Finance LLC 144A 5.375%, 1/15/23(3)	1,270	1,248
HCA, Inc. 6.500%, 2/15/20	990	1,112
IASIS Healthcare LLC 8.375%, 5/15/19	545	574
LifePoint Hospitals, Inc. 5.500%, 12/1/21	435	447
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	360	370

	PAR VALUE	VALUE
Health Care—(continued)
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	$595	$610
Omnicare, Inc. 4.750%, 12/1/22	20	20
Select Medical Corp. 6.375%, 6/1/21	905	923
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	550	565
4.750%, 6/1/20	1,150	1,173
6.000%, 10/1/20	180	194
4.500%, 4/1/21	470	473
8.125%, 4/1/22	770	862
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	255	272
144A 7.500%, 7/15/21(3)	130	141
144A 5.625%, 12/1/21(3)	140	141

		13,082

Industrials—6.2%
AAR Corp. 7.250%, 1/15/22	1,135	1,232
ADT Corp. (The) 6.250%, 10/15/21	1,130	1,164
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925	962
Air Canada
144A 6.750%, 10/1/19(3)	1,050	1,095
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	1,424	1,445
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	900	923
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	157	158
00-1, A 8.707%, 1/2/19	131	135
Avis Budget Car Rental LLC 5.500%, 4/1/23	530	543
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	804	827
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,570	1,605
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	885	909
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	430	431
Carpenter Technology Corp. 5.200%, 7/15/21	600	637
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	769	872
01-1, A1 6.703%, 6/15/21	235	253
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	310	318
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	451
ESAL GmbH 144A 6.250%, 2/5/23(3)	1,110	1,057

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	$600		$588
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	345		352
KLX, Inc. 144A 5.875%, 12/1/22(3)	1,130		1,144
Lender Processing Services, Inc. 5.750%, 4/15/23	1,000		1,050
Masco Corp. 5.950%, 3/15/22	640		710
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	440		474
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	650	BRL	207
Rexel SA 144A 5.250%, 6/15/20(3)	1,130		1,144
Spirit AeroSystems, Inc. 5.250%, 3/15/22	250		256
TransDigm, Inc. 6.000%, 7/15/22	900		902
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23	591		688

			22,532

Information Technology—2.6%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	490		520
Avaya, Inc. 144A 7.000%, 4/1/19(3)	1,385		1,357
Equinix, Inc. 4.875%, 4/1/20	465		465
First Data Corp.
144A 8.250%, 1/15/21(3)	475		511
11.750%, 8/15/21	1,854		2,137
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(12)	645		696
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	745		678
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(12)	275		271
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	1,050		1,046
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	75		75
Sanmina Corp. 144A 4.375%, 6/1/19(3)	155		154
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(12)	710		716
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	255		152
VeriSign, Inc. 4.625%, 5/1/23	810		798

			9,576

Materials—5.9%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460		1,529

	PAR VALUE		VALUE
Materials—(continued)
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	$1,700		$1,662
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100		1,099
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976		1,069
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455		444
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550		473
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	1,055		964
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	835		903
Gerdau Trade, Inc.
144A 5.750%, 1/30/21(3)	250		254
144A 4.750%, 4/15/23(3)	590		550
Hexion U.S. Finance Corp.
8.875%, 2/1/18	595		531
6.625%, 4/15/20	580		571
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	580		586
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	555		458
Samarco Mineracao SA 144A 5.375%, 9/26/24(3)	920		853
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	440		473
144A 6.625%, 4/15/21(3)	1,710		1,761
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	980		975
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	425		394
Tronox Finance LLC 6.375%, 8/15/20	950		957
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695		682
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	155		158
United States Steel Corp. 6.875%, 4/1/21	1,360		1,394
Vale Overseas Ltd. 4.375%, 1/11/22	1,355		1,306
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	745		805
144A 6.000%, 1/31/19(3)	720		706

			21,557

Telecommunication Services—2.9%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	331
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		944

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
CenturyLink, Inc. Series V 5.625%, 4/1/20	$975	$1,015
Comcel Trust 144A 6.875%, 2/6/24(3)	475	499
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	550	536
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430	437
Frontier Communications Corp. 6.250%, 9/15/21	410	413
Koninklijke KPN NV 144A 7.000% (2)(3)(6)	885	934
Level 3 Financing, Inc. 7.000%, 6/1/20	935	990
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	400	418
Sprint Communications, Inc. 6.000%, 11/15/22	935	864
T-Mobile USA, Inc.
6.125%, 1/15/22	540	550
6.500%, 1/15/24	380	391
West Corp. 144A 5.375%, 7/15/22(3)	1,005	965
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	460	431
Windstream Corp. 7.750%, 10/15/20	780	805

		10,523

Utilities—1.2%
AmeriGas Partners LP 7.000%, 5/20/22	770	801
Calpine Corp. 144A 6.000%, 1/15/22(3)	40	43
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	410	418
144A 7.625%, 11/1/24(3)	230	235
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,360	1,394
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375	437
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500	531
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	625	620
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(14)	200	20

		4,499

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $230,098)		222,259

LOAN AGREEMENTS(2)—12.4%
Consumer Discretionary—3.0%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	740	734
Affinity Gaming LLC 5.250%, 11/9/17	541	536
Aristocrat Leisure Ltd. 4.750%, 10/20/21	550	542

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	$344	$338
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 6.985%, 3/1/17	512	451
Tranche B-7, 9.750%, 1/28/18	102	89
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	355	327
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	685
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	1,683	1,591
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 7/29/22(8)	405	396
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	384	382
Key Safety Systems, Inc. 4.750%, 8/29/21	443	441
Landry’s Restaurant, Inc. Tranche B, 4.000%, 4/24/18	968	964
Marina District Finance Co., Inc. 6.750%, 8/15/18	382	380
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,050	1,054
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	640	643
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	380	375
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	1,088	1,046

		10,974

Consumer Staples—0.2%
Albertson’s LLC
Tranche B-4, 4.500%, 8/25/21	595	596
Tranche B-4-1, 4.500%, 8/25/21	77	77

		673

Energy—1.2%
Arch Coal, Inc. 6.250%, 5/16/18	1,109	922
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	649	587
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	569	461
Expro Finservices S.A.R.L. 5.750%, 9/2/21	460	379
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	861	636
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	450

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Seadrill Operating LP 4.000%, 2/21/21	$506	$396
Templar Energy LLC Second Lien, 8.500%, 11/25/20	925	669

		4,500

Financials—0.7%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	888	692
Asurion LLC Second Lien, 8.500%, 3/3/21	945	942
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	450
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	343	311

		2,395

Health Care—1.6%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	270	270
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	900
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	316	316
Second Lien, 11.000%, 1/2/19	206	207
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	221	221
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	884	883
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	583
MMM Holdings, Inc. 9.750%, 12/12/17	269	261
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	196	190
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	509	503
Pharmedium Healthcare Corp. Second Lien, 7.750%, 1/28/22	187	185
Regional Care, Inc. (RCHP, Inc.) First Lien, 0.000%, 4/23/19	834	830
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	95	93
Second Lien, 8.500%, 11/3/21	288	279

		5,721

Industrials—2.1%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	93	93

	PAR VALUE	VALUE
Industrials—(continued)
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	$1,016	$1,007
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	552	520
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	712	714
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	1,110	1,110
DynCorp International, Inc. 6.250%, 7/7/16	386	386
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	740	741
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	533	524
International Equipment Solutions Global B.V. 6.750%, 8/16/19	601	597
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc..) Second Lien 8.250%, 1/25/21	725	714
Navistar, Inc. Tranche B, 5.750%, 8/17/17	729	727
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	730	692

		7,825

Information Technology—2.9%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	599	588
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	673	660
Blue Coat Systems, Inc.
4.000%, 5/31/19	556	543
Second Lien, 9.500%, 6/26/20	1,660	1,635
Deltek, Inc. Second Lien, 10.000%, 10/10/19	638	642
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	393	373
First Data Corp. 3.667%, 3/23/18	1,349	1,325
Infinity Acquisition Ltd. 4.250%, 8/6/21	357	351
IPC Systems, Inc. First Lien, 0.000%, 11/8/20(8)	480	479
Kronos, Inc. Second Lien, 9.750%, 4/30/20	1,241	1,265
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	567	556
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	1,323	1,321
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	248	222

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Travelport Finance (Luxembourg) S.A.R.L. 6.000%, 9/2/21	$434		$434

			10,394

Materials—0.6%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	321		292
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630		630
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,297		1,245

			2,167

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	193		190
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.648%, 10/10/17(13)	375		244

			434

TOTAL LOAN AGREEMENTS (Identified Cost $46,919)			45,083

	SHARES
PREFERRED STOCKS—3.3%
Energy—0.2%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(11)	891

Financials—2.9%
Ally Financial, Inc. Series A, 8.500%	20,000		538
Series G, 144A, 7.000%	321		321
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(11)	270
Citigroup, Inc.(2)	1,065	(11)	1,068
Series J, 7.125%	46,600		1,264
General Electric Capital Corp. Series B 6.25%(2)	700	(11)	762
Series C, 5.25%(2)	600	(11)	600
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(11)	642
JPMorgan Chase & Co. Series Q, 5.150%(2)	1,595	(11)	1,502

	SHARES		VALUE
Financials—(continued)
Series V, 5.000%(2)	285	(11)	$279
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(11)	911
SunTrust Bank, Inc. 5.625%(2)(5)(6)	260	(11)	261
Wells Fargo & Co. Series K, 7.980%(2)	950	(11)	1,049
Zions Bancorp Series 6.950%	38,525		1,055

			10,522

Industrials—0.2%
Seaspan Corp. Series C, 9.500%	20,000		535

TOTAL PREFERRED STOCKS (Identified Cost $11,567)			11,948

COMMON STOCK—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446		17

TOTAL COMMON STOCK (Identified Cost $4)			17

EXCHANGE-TRADED FUND—0.5%
SPDR S&P 500(R) ETF Trust Series 1	9,500		1,952

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,799)			1,952

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $372,369)			358,259	(10)

SHORT-TERM INVESTMENTS—1.8%
Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	6,653,450		6,653

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,653)			6,653

TOTAL INVESTMENTS—100.2% (Identified Cost $379,022)			364,912	(1)
Other assets and liabilities, net—(0.2)%			(817)

NET ASSETS—100.0%			$364,095

Abbreviations:

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $140,446 or 38.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted pursuant to the change in the local inflation index.
(10)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(11)	Value shown as par value.
(12)	100% of the income received was in cash.
(13)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(14)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

11

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	68%
Brazil	3
Luxembourg	3
Mexico	3
Canada	2
United Kingdom	2
Netherlands	1
Other	18

Total	100%

†	% of total investments as of December 31, 2014

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$14,487	$—	$14,487	$—
Corporate Bonds And Notes	222,259	—	222,259	—
Foreign Government Securities	26,231	—	26,231	—
Loan Agreements	45,083	—	44,633	450
Mortgage-Backed Securities	35,360	—	35,360	—
Municipal Bonds	922	—	922	—
Equity Securities:
Common Stock	17	—	—	17
Exchange-Traded Fund	1,952	1,952	—	—
Preferred Stocks	11,948	3,391	8,557	—
Short-Term Investments	6,653	6,653	—	—

Total Investments	$364,912	$11,996	$352,449	$467

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total Investments		Loan Agreements		Common Stock
Balance as of September 30, 2014:	$24		$—		$24	(c)
Accrued discount/(premium)	—		—		—
Realized gain (loss)	—		—		—
Change in unrealized appreciation (depreciation)	(7)		—		(7)
Purchases	—		—		—
Sales(b)	—		—		—
Transfers into Level 3 (a)	450		450		—
Transfers from Level 3 (a)	—		—		—

Balance as of December 31, 2014	$467	(d)	$450	(d)	$17	(d)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)

Includes internally fair valued security. Refer to the last paragraph under Note 1A “Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

(d)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note 0.875%, 6/15/17	$25,000		$24,978

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $24,950)			24,978

MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	4,597		4,731

Virginia—0.0%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		3,482

TOTAL MUNICIPAL BONDS (Identified Cost $8,884)			8,213

FOREIGN GOVERNMENT SECURITIES—4.3%
Argentine Republic Series X, 7.000%, 4/17/17	14,375		13,872
8.750%, 5/7/24	9,930		9,731
Series NY, 8.280%, 12/31/33(11)	24,360		21,863
Bolivarian Republic of Venezuela RegS 7.000%, 12/1/18(4)	49,275		22,666
Federative Republic of Brazil 12.500%, 1/5/16	92,159	BRL	34,930
Hungary 4.000%, 3/25/19	9,025		9,296
Mongolia 144A 4.125%, 1/5/18(3)	16,000		14,880
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	5,170		5,118
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	20,172
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	12,166
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	10,481
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	415,359,000	IDR	35,013

Series FR55, 7.375%, 9/15/16	229,481,000	IDR	18,436
Republic of Latvia RegS 2.750%, 1/12/20(4)	8,560		8,472
Republic of Panama 5.200%, 1/30/20	3,800		4,190
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	11,995
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		18,192
Russian Federation

	PAR VALUE		VALUE
144A 7.850%, 3/10/18(3)	$1,005,000	RUB	$13,481
RegS 7.500%, 3/31/30(2)(4)	1,310		1,358
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,480
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	75,314

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $444,116)			374,106

MORTGAGE-BACKED SECURITIES—22.4%
Agency—3.4%
FHLMC
14-DN2, M2 1.820%, 4/25/24(2)	21,365		20,698
6.000%, 8/1/34	407		459
FNMA
5.500%, 1/1/17	49		52
6.000%, 5/1/17	15		16
4.500%, 4/1/18	151		159
5.000%, 10/1/19	446		478
5.500%, 2/1/20	164		174
5.500%, 3/1/20	52		55
5.500%, 3/1/20	143		151
5.500%, 3/1/20	18		19
5.500%, 3/1/20	80		85
5.500%, 4/1/20	236		257
5.000%, 6/1/20	473		508
4.000%, 8/1/25	14,862		15,877
3.000%, 6/1/27	1,299		1,353
2.500%, 5/1/28	18,679		19,050
6.000%, 12/1/32	52		60
5.500%, 2/1/33	79		88
5.500%, 5/1/34	391		440
6.000%, 8/1/34	304		347
6.000%, 10/1/34	242		276
6.000%, 10/1/34	246		281
5.500%, 11/1/34	147		164
5.500%, 11/1/34	401		448
6.000%, 11/1/34	366		415
5.500%, 12/1/34	175		197
5.500%, 1/1/35	327		367
6.000%, 1/1/37	359		408
6.000%, 1/1/37	545		621
5.500%, 7/1/37	8		9
6.000%, 7/1/37	72		82
6.000%, 12/1/37	289		328
6.000%, 4/1/38	260		295

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
5.000%, 12/1/39	$9,419	$10,529
4.500%, 4/1/40	11,443	12,431
5.000%, 8/1/40	17,487	19,373
4.000%, 10/1/40	215	230
4.000%, 3/1/41	6,900	7,371
4.500%, 5/1/41	7,831	8,506
3.500%, 4/1/42	12,501	13,046
3.500%, 12/1/42	37,426	39,041
3.000%, 3/1/43	61,006	61,669
3.000%, 5/1/43	19,086	19,323
4.000%, 10/1/44	31,203	33,330
GNMA
6.500%, 7/15/31	12	14
6.500%, 8/15/31	34	39
6.500%, 11/15/31	21	24
6.500%, 2/15/32	24	27
6.500%, 4/15/32	51	60
6.500%, 4/15/32	51	58
12-147, AK 2.587%, 4/16/54	9,437	9,655

		298,943

Non-Agency—19.0%
A-10 Securitization LLC
13-1, A 144A 2.400%, 11/15/25(3)	2,429	2,435
14-1, A1 144A 1.720%, 4/15/33(3)	13,885	13,864
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	719	689
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	9,523	9,946
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.043%, 7/10/43(2)	10,916	11,022
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	19,613	20,326
03-10, 2A1 6.000%, 12/25/33	3,843	4,146
07-2, 2A4 5.750%, 6/25/37	5,641	4,414
Banc of America Commercial Mortgage Trust 07- 2, A4 5.612%, 4/10/49(2)	17,178	18,385
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	2,958	3,015
Banc of America Funding Trust
04-B, 2A1 2.565%, 11/20/34(2)	988	973
05-1, 1A1 5.500%, 2/25/35	758	771
06-2, 3A1 6.000%, 3/25/36	3,774	3,784

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	$2,584	$2,626
05-3, 1A15 5.500%, 4/25/35	2,514	2,629
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	1,409	1,395
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	31,517	33,405
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	9,738	10,307
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 02-35, 1A2 5.000%, 2/25/18	671	681
04-6, 1A2 2.461%, 5/25/34(2)	1,899	1,892
04-4, A6 5.500%, 5/25/34	1,379	1,417
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.677%, 5/12/39(2)	7,570	7,947
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,446
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,986
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	10,853	11,431
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(2)	7,615	7,969
07-C2, A3 5.430%, 2/15/40	6,397	6,846
07-C6, A4 5.858%, 7/15/40(2)	20,326	21,446
07-C7, A3 5.866%, 9/15/45(2)	11,079	12,175
Bayview Commercial Asset Trust
07-5A, A2 144A 1.070%, 10/25/37(2)(3)	9,304	9,638
08-1, A2A 144A 1.170%, 1/25/38(2)(3)	9,154	9,083
08-1, A3 144A 1.670%, 1/25/38(2)(3)	32,808	31,226
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	2,574	2,628
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	241	242
Citigroup - Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.299%, 1/15/46(2)	2,659	2,734
07-CD4, A4 5.322%, 12/11/49	3,730	3,949
07-CD4, AMFX 5.366%, 12/11/49(2)	13,955	14,476
Citigroup Commercial Mortgage Trust

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-6, A4 5.710%, 12/10/49(2)	$388	$421
07-C6, A1A 5.710%, 12/10/49(2)	28,802	31,144
08-C7, AM 6.142%, 12/10/49(2)	12,335	13,500
10-RR3, MLSR 144A 5.743%, 6/14/50(2)(3)	3,460	3,707
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	1,007	1,062
04-UST1, A3 2.133%, 8/25/34(2)	1,994	1,994
04-NCM2, 2CB2 6.750%, 8/25/34	13,915	14,773
14-A, A 144A 4.000%, 1/25/35(2)(3)	22,109	22,994
05-5, 2A3 5.000%, 8/25/35	763	730
Colony Multi-Family Commercial Mortgage- Backed Securities 14-1, A 144A 2.543%, 4/20/22(3)	9,508	9,464
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	18,174	19,702
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	38,517	40,675
07-C5, A1AM 5.870%, 9/15/40(2)	21,039	21,527
14-LVR2, A2 144A 4.000%, 4/25/44(2)(3)	17,211	17,814
07-C2, A3 5.542%, 1/15/49(2)	12,995	13,925
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	2,516	2,576
04-AR8, 6A1 2.387%, 9/25/34(2)	10,342	10,300
04-8, 7A1 6.000%, 12/25/34	7,234	7,646
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	31,480	31,055
13-ESH7, A27 144A 2.958%, 12/5/31(3)	8,340	8,450
Fannie Mae Connecticut Avenue Securities 14- C02, 2M2 2.770%, 5/25/24(2)	1,420	1,251
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	7,079	7,134
GMAC Mortgage Corp. Loan Trust 03-J7, A10 5.500%, 11/25/33	1,734	1,770
04-AR1, 12A 2.989%, 6/25/34(2)	10,493	10,655
05-AR1, 5A 5.056%, 3/18/35(2)	3,778	3,735
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.796%, 8/10/45(2)	18,956	20,526
07-GG, 10 5.796%, 8/10/45(2)	2,984	3,244
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	594	568
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	21,980	22,521
Jefferies Resecuritization Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
14-R1, 1A1 144A 4.000%, 12/27/37(3)	$12,398	$12,370
14-R1, 2A1 144A 4.000%, 12/27/37(3)	10,648	10,619
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 2.870%, 1/25/35(2)	2,061	2,014
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	8,964	9,259
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.575%, 4/12/38(2)	10,700	11,224
06-PW12, AM 5.743%, 9/11/38(2)	9,250	9,732
06-PW14, AM 5.243%, 12/11/38	5,000	5,326
05-PW10, AM 5.449%, 12/11/40(2)	14,480	14,948
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,455
07- PW15, AM 5.363%, 2/11/44	27,100	27,885
07- PW17, A4 5.694%, 6/11/50(2)	21,890	23,749
07-PW18, AM 6.084%, 6/11/50(2)	12,400	13,637
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	1,629	1,671
03-AR6, A1 2.438%, 6/25/33(2)	1,259	1,261
03-AR4, 2A1 2.253%, 8/25/33(2)	387	384
04-CB1, 2A 5.000%, 6/25/34	4,019	4,286
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.662%, 7/17/26(2)(3)	8,700	8,706
09-IWST, A1 144A 4.314%, 12/5/27(3)	6,611	7,045
09-IWST, A2 144A 5.633%, 12/5/27(3)	4,900	5,601
10-CNTR, A1 144A 3.300%, 8/5/32(3)	1,959	2,026
10-CNTR, A2 144A 4.311%, 8/5/32(3)	14,828	16,190
06-LDP7, A4 5.865%, 4/15/45(2)	12,301	12,844
06-LDP7, AM 5.865%, 4/15/45(2)	22,312	23,675
06-LDP9, A3 5.336%, 5/15/47	20,312	21,570
07-LDPX, AM 5.464%, 1/15/49(2)	24,049	24,935
07-LD12, A4 5.882%, 2/15/51(2)	11,529	12,483
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A 3.500%, 10/25/26(2)(3)	17,065	17,585
JPMorgan Chase Mortgage Trust
14-IVR3, 2A1 3.000%, 10/25/29(2)(3)	8,047	8,139
06-A2, 4A1 2.503%, 8/25/34(2)	2,531	2,538
04-A4, 2A1 2.365%, 9/25/34(2)	4,621	4,684
05-A1, 4A1 2.565%, 2/25/35(2)	978	987
05-A2, 4A1 4.923%, 4/25/35(2)	1,275	1,244
05-A4, 3A1 2.227%, 7/25/35(2)	7,028	6,999

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
06-A6, 3A3L 5.383%, 10/25/36(2)	$1,914	$1,758
14-1, 1A1 144A 3.999%, 4/25/43(2)(3)	32,077	33,612
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,843
MASTR Adjustable Rate Mortgages Trust 04- 12,3A1 2.511%, 11/25/34(2)	2,348	2,338
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	3,882	3,968
03-8, 2A1 5.750%, 11/25/33	7,965	8,367
04-4, 6A1 5.500%, 4/25/34	4,180	4,392
04-6, 7A1 6.000%, 7/25/34	7,185	7,313
04-7, 9A1 6.000%, 8/25/34	17,375	18,214
05-2, 2A1 6.000%, 1/25/35	4,177	4,315
05-2, 1A1 6.500%, 3/25/35	11,717	12,327
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,244	1,260
05-1, 1A1 5.000%, 5/25/20	777	798
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	2,019	2,059
Monty Parent Issuer 1 LLC 13-LTR1,A 144A 3.470%, 11/20/28(3)	3,090	3,091
Morgan Stanley Capital I Trust
06-T23, AM 5.810%, 8/12/41(2)	10,575	11,269
06-IQ12, A4 5.332%, 12/15/43	13,924	14,700
07-IQ14, AM 5.684%, 4/15/49(2)	15,932	16,580
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	18,729
07- LQ16, A4 5.809%, 12/12/49	22,564	24,536
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.162%, 2/25/34(2)	2,077	2,075
04-2AR, 4A 2.546%, 2/25/34(2)	1,759	1,777
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.994%, 6/25/44(2)(3)	9,284	9,476
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	20,790	20,561
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	10,311	10,594
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	3,149	3,217
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	7,275	7,475
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	8,207	8,430
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	1,949	1,979
05-QS1, A5 5.500%, 1/25/35	1,511	1,528
Residential Asset Mortgage Products, Inc.

	PAR VALUE	VALUE
Non-Agency—(continued)
04-SL2, A3 7.000%, 10/25/31	$2,623	$2,761
04-SL1, A8 6.500%, 11/25/31	3,214	3,305
05-SL2, A4 7.500%, 2/25/32	2,580	2,714
04-SL4, A3 6.500%, 7/25/32	1,845	1,902
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	3,178	3,267
Residential Asset Securitization Trust
03,A11, A9 5.750%, 11/25/33	3,274	3,360
04-A1, A5 5.500%, 4/25/34	14,516	15,119
04-QS8, A6 5.500%, 6/25/34	2,105	2,136
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	1,675	1,704
05-S1, 1A2 5.500%, 2/25/35	1,571	1,583
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	14,559	15,060
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	7,151	7,117
Springleaf Mortgage Loan Trust
12-3A, A 144A 1.570%, 12/25/59(2)(3)	3,108	3,106
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.102%, 10/25/33(2)	5,110	5,225
04-4, 3A1 2.467%, 4/25/34(2)	1,014	1,005
04-4, 3A4 2.467%, 4/25/34(2)	3,460	3,429
04-4, 3A2 2.467%, 4/25/34(2)	4,484	4,487
04-5, 3A2 2.430%, 5/25/34(2)	2,125	2,118
04-14, 7A 2.368%, 10/25/34(2)	14,773	14,846
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	10,474	10,292
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	13,024	12,865
03-33H, 1A1 5.500%, 10/25/33	4,464	4,562
03-34A, 6A 2.595%, 11/25/33(2)	3,211	3,140
04-15, 3A3 5.500%, 9/25/34	3,353	3,405
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	6,232	6,233
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	14,875	14,914
06-C25, A4 5.723%, 5/15/43(2)	8,340	8,649
07-C30, AM 5.383%, 12/15/43	25,695	27,267
07-C31, A4 5.509%, 4/15/47	14,562	15,342
07-31, AM 5.591%, 4/15/47(2)	34,000	36,296

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.723%, 5/15/43(2)	$18,625	$19,593
07-C30, A5 5.342%, 12/15/43	39,765	42,447
07-C32, A3 5.716%, 6/15/49(2)	22,577	24,240
07-C33, A5 5.941%, 2/15/51(2)	1,265	1,383
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	224	227
03-G, A1 2.490%, 6/25/33(2)	1,590	1,605
03-J, 5A1 2.490%, 10/25/33(2)	562	567
04-4, A9 5.500%, 5/25/34	2,419	2,490
04-U, A1 2.566%, 10/25/34(2)	1,232	1,231
04-Z, 2A1 2.615%, 12/25/34(2)	8,477	8,522
04-CC, A1 2.616%, 1/25/35(2)	3,568	3,628
05-12, 1A1 5.500%, 11/25/35	6,007	6,127
05-14, 2A1 5.500%, 12/25/35	4,350	4,431
06-6, 1A15 5.750%, 5/25/36	575	569
06-16, A5 5.000%, 11/25/36	1,236	1,273
07-16, 1A1 6.000%, 12/28/37	5,045	5,203
07-AR10, 2A1 5.975%, 1/25/38(2)	5,231	5,167
WinWater Mortgage Loan Trust 14-3, A4
144A 3.500%, 12/20/33(2)(3)	3,200	3,244
14-1, A1 144A 4.000%, 6/20/44(2)(3)	18,742	19,387

		1,647,402

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,910,473)		1,946,345

ASSET-BACKED SECURITIES—17.0%

American Credit Acceptance Receivables Trust 14-3, C 144A 3.430%, 6/10/20(3)	19,200	19,214
American Homes 4 Rent 14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	7,393	7,297
AmeriCredit Automobile Receivables Trust
10-4, C 2.760%, 5/9/16	23	23
11-1, C 2.850%, 8/8/16	302	303
10-4, D 4.200%, 11/8/16	7,700	7,747
11-1, D 4.260%, 2/8/17	11,119	11,264
11-5, D 5.050%, 12/8/17	5,010	5,211
12-1, C 2.670%, 1/8/18	4,625	4,682
12-3, D 3.030%, 7/9/18	19,762	20,199
12-4, D 2.680%, 10/9/18	7,150	7,206
13-2, D 2.420%, 5/8/19	22,050	21,999
14-1, D 2.540%, 5/8/20	15,200	15,020

	PAR VALUE	VALUE
14-2, C 2.180%, 6/8/20	$19,450	$19,388
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	1,438	1,485
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	17,803	17,861
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	4,852	4,986
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	2,085	2,300
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	13,305
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,094
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	21,200	20,980
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	3,250	3,332
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	1,685	1,732
05-1 AF5A 5.332%, 7/25/35(2)	13,675	13,599
05-12, 2A3 5.061%, 2/25/36(2)	4,191	4,256
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	3,744	3,951
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	4,227	4,440
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	9,190	9,729
Bayview Financial Mortgage-Pass-Through Trust
06-A, 1A2 5.483%, 2/28/41(2)	119	121
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,003
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,790
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,504
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	19,686	19,932
Bush Truck Leasing LLC 11-44, A 144A 5.000%, 9/25/18(3)	143	142
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	2,412	2,505
12-A, A 144A 2.660%, 12/2/27(3)	5,195	5,164
13-A, A 144A 3.010%, 12/4/28(3)	8,921	8,940
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	13,570	13,692
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,768
14-2, B 2.340%, 4/15/20	7,090	7,056

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
14-2, C 3.290%, 3/15/21	$2,700	$2,686
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,442
13-4, C 2.670%, 2/20/19	2,550	2,582
CarFinance Capital Auto Trust LLC
13-1A, B 144A 2.750%, 11/15/18(3)	6,740	6,821
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,225
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,618
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,599
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,461
14-2A, C 144A 3.240%, 11/16/20(3)	2,750	2,756
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	994
14-2, C 2.080%, 1/15/20	7,175	7,129
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	4,570	4,569
13-1A,C 144A 2.980%, 11/15/17(3)	7,244	7,256
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	2,983
14-1A, E 144A 5.530%, 1/15/20(3)	4,350	4,375
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,088
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	8,527	8,466
Chase Funding Trust 04-2, 1A4 5.323%, 2/26/35	1,260	1,269
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	24,066	24,405
CIT Equipment Collateral 12-VT1, D 144A 4.120%, 10/21/19(3)	10,000	10,017
Citicorp Residential Mortgage Securities, Inc. 07- 12, A6 5.662%, 6/25/37(2)	8,348	8,608
CLI Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	8,358	8,305
CNH Equipment Trust 12-B, B 1.780%, 6/15/20	4,000	4,044
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	94	97
01-3, A4 6.910%, 5/1/33(2)	11,743	12,986
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	17,317	17,325
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	9,538	9,508
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,601
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,081

	PAR VALUE	VALUE
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	$40,250	$42,198
Drug Royalty LP
II 14-1, A2 144A 3.484%, 7/15/23(3)	19,057	19,116
I 12-1, A2 144A 5.800%, 7/15/24(3)	3,369	3,490
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	17,775	17,886
13-2A, C 144A 3.060%, 9/16/19(3)	17,500	17,631
14-1A, C 144A 2.640%, 10/15/19(3)	14,400	14,472
14-2A, C 144A 2.460%, 1/15/20(3)	14,370	14,295
14-3A, C 144A 3.040%, 9/15/20(3)	4,840	4,834
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	8,500	8,673
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,109
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	18,024
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,214
13-1A, C 144A 3.520%, 2/15/19(3)	15,000	15,048
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,713
13-1A, D 144A 5.050%, 10/15/19(3)	13,000	12,962
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,301
14-3A, D 144A 5.690%, 4/15/21(3)	14,575	14,557
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	15,769	15,817
Flagship Credit Auto Trust 14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,555
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,723
Global Science Finance S.A.R.L.
13-1A, A 144A 2.980%, 4/17/28(3)	21,208	20,999
13-2A, A 144A 3.670%, 11/17/28(3)	6,242	6,313
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	3,235	3,262
Gold Key Resorts LLC 14-A, A 144A 3.220%, 5/17/31(3)	11,688	11,691
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	2,235	2,240
GSAA Home Equity Trust 05-1, AF4 5.619%, 11/25/34(2)	747	793
05-12, AF3W 4.999%, 9/25/35(2)	9,248	9,421
Hertz Vehicle Financing LLC
09-2A, A2 144A 5.290%, 3/25/16(3)	2,500	2,514
11-1A, A2 144A 3.290%, 3/25/18(3)	12,290	12,730
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	13,229	13,304

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
14-AA, A 144A 1.770%, 11/25/26(3)	$17,063	$16,890
Hyundai Auto Receivables Trust 14-B, D 2.510%, 12/15/20	9,675	9,676
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	3,445	3,460
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,138	1,170
LEAF Receivables Funding LLC
12-1, D 144A 4.680%, 9/15/20(3)	5,859	5,926
13-1, D 144A 5.110%, 9/15/21(3)	655	667
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	20,174	20,314
10-1A, A 144A 3.540%, 10/20/32(3)	670	693
10-1A, B 144A 4.520%, 10/20/32(3)	1,307	1,363
MMCA Auto Owner Trust 11-A, B 144A 2.720%, 10/17/16(3)	3,500	3,503
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	4,000	4,046
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	8,000
New Century Home Equity Loan Trust 05-A, A4W 4.918%, 8/25/35(2)	15,934	16,569
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	9,270	9,270
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	5,281	5,434
14-AA, A 144A 2.290%, 7/9/29(3)	5,387	5,368
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,973
Residential Asset Mortgage Products, Inc. 03- RS8, AI7 5.015%, 9/25/33(2)	836	850
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	2,993	3,012
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	5,170	5,241
12-2, D 3.870%, 2/15/18	31,045	31,973
12-6, C 1.940%, 3/15/18	9,645	9,711
12-5, C 2.700%, 8/15/18	4,850	4,934
12-6, D 2.520%, 9/17/18	17,455	17,535
13-1, D 2.270%, 1/15/19	23,445	23,297
13-3, C 1.810%, 4/15/19	17,215	17,205
13-5, D 2.730%, 10/15/19	19,500	19,554
14-3, C 2.130%, 8/17/20	16,400	16,330
14-4, D 3.100%, 11/16/20	6,650	6,659
Sierra Timeshare Receivables Funding LLC

	PAR VALUE	VALUE
10-3A, B 144A 4.440%, 11/20/25(3)	$2,867	$2,912
11-1A, B 144A 4.230%, 4/20/26(3)	2,709	2,782
12-2A, B 144A 3.420%, 3/20/29(3)	3,836	3,895
12-3A, A 144A 1.870%, 8/20/29(3)	13,507	13,559
13-1A, A 144A 1.590%, 11/20/29(3)	5,213	5,200
14-1A, A 144A 2.070%, 3/20/30(3)	5,805	5,833
14-2A, A 144A 2.050%, 8/20/31(3)	8,840	8,878
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	8,392	8,481
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	5,373	5,349
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	4,775	4,834
13-B, A2A 144A 1.850%, 6/17/30(3)	14,500	14,249
13-C, A2A 144A 2.940%, 10/15/31(3)	10,805	11,035
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	3,470	3,473
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	23,209	23,476
14-B, 2A 144A 2.550%, 8/27/29(3)	2,300	2,298
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,620	8,661
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	2,446	2,412
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	4,218	4,300
12-AA, A 144A 2.000%, 9/20/29(3)	8,525	8,479
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	13,671	13,519
14-3A, A 144A 3.270%, 11/21/39(3)	9,768	9,830
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,734
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,036
Textainer Marine Containers Ltd.
13-1A, A 144A 3.900%, 9/20/38(3)	17,500	17,859
14-1A, A 144A 3.270%, 10/20/39(3)	4,474	4,468
Tidewater Auto Receivables Trust
12-AA, B 144A 2.430%, 4/15/19(3)	7,488	7,570
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,481
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	5,210	5,620
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	16,720	17,348
14-1A, A1 144A 2.863%, 4/15/44(3)	4,443	4,414

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	$19,125	$19,774
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835	15,886
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	5,976
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	5,517	5,532
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	783	788
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	6,165	6,139

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,469,915)		1,478,104

CORPORATE BONDS AND NOTES—40.0%
Consumer Discretionary—3.0%
Alibaba Group Holding Ltd. 144A 2.500%, 11/28/19(3)	6,600	6,511
Boyd Gaming Corp.
9.125%, 12/1/18	2,425	2,498
9.000%, 7/1/20	5,350	5,504
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	6,101
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	3,625	2,701
CCO Holdings LLC 7.375%, 6/1/20	6,700	7,119
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	4,155	4,051
144A 5.125%, 12/15/21(3)	9,810	9,565
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	16,440	17,385
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	2,330	2,432
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000	7,264
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(3)	6,000	6,055
iHeartCommunications, Inc. 10.000%, 1/15/18	4,025	3,492
International Game Technology 7.500%, 6/15/19	1,115	1,207
Jaguar Land Rover Automotive plc
144A 4.125%, 12/15/18(3)	3,845	3,883
144A 4.250%, 11/15/19(3)	6,820	6,905
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	8,530	9,084
Marriott International, Inc. 3.125%, 10/15/21	13,545	13,622

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MGM Resorts International 6.750%, 10/1/20	$6,500	$6,841
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	19,395	19,589
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	1,755	1,777
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,254
QVC, Inc. 3.125%, 4/1/19	12,765	12,761
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	12,535	12,754
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	20,693
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	4,815	4,767
Toll Brothers Finance Corp.
4.000%, 12/31/18	14,890	14,964
6.750%, 11/1/19	14,716	16,555
TRI Pointe Homes, Inc. 144A 4.375%, 6/15/19(3)	3,330	3,297
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	3,405	3,533
Volkswagen Group of America Finance LLC 144A 2.450%, 11/20/19(3)	4,800	4,831
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,955
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	11,050	10,442

		259,392

Consumer Staples—0.2%
Heinz (H.J.) Co. 4.250%, 10/15/20	14,449	14,630
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	6,850	6,987

		21,617

Energy—4.5%
Afren plc 144A 11.500%, 2/1/16(3)	4,790	4,071
California Resources Corp.
144A 5.000%, 1/15/20(3)	12,815	11,181
144A 5.500%, 9/15/21(3)	12,800	11,008
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	17,435	15,648
Carrizo Oil & Gas, Inc.
7.500%, 9/15/20	7,585	7,319
144A 7.500%, 9/15/20(3)	11,200	10,808
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	778	671
Denbury Resources, Inc. 5.500%, 5/1/22	14,475	13,317
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	14,988

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Forest Oil Corp. 7.250%, 6/15/19	$9,035	$3,343
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,604
FTS International, Inc. 144A 6.250%, 5/1/22(3)	2,245	1,672
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(5)	5,000	4,797
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	10,000	10,437
Kinder Morgan, Inc. 3.050%, 12/1/19	4,805	4,767
Linn Energy LLC 6.500%, 5/15/19	9,980	8,583
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	5,100
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500	8,250
Newfield Exploration Co.
5.750%, 1/30/22	1,640	1,624
5.625%, 7/1/24	7,925	7,841
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	18,475	17,759
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	20,870	18,032
Petrobras Global Finance BV 3.250%, 3/17/17	21,600	20,358
Petrobras International Finance Co. 3.500%, 2/6/17	10,000	9,549
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	25,905	19,558
RegS 8.500%, 11/2/17(4)	40,865	23,477
144A 6.000%, 5/16/24(3)	12,980	4,971
Petroleos Mexicanos 3.125%, 1/23/19	20,730	20,782
PHI, Inc. 5.250%, 3/15/19	6,275	5,365
Pride International, Inc. 8.500%, 6/15/19	4,065	4,866
QEP Resources, Inc. 6.875%, 3/1/21	22,275	22,943
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925	5,013
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	12,815	12,911
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235	12,696
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	7,900
6.250%, 3/15/22	8,415	8,573
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750	11,542
Transocean, Inc. 6.500%, 11/15/20	12,895	12,229
Weatherford International Ltd. 9.625%, 3/1/19	4,110	4,875

		391,428

	PAR VALUE		VALUE
Financials—18.3%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	$4,425		$4,662
AerCap Ireland Capital Ltd. (AerCap Global Aviation Trust) 144A 3.750%, 5/15/19(3)	5,930		5,878
Aircastle Ltd.
4.625%, 12/15/18	7,740		7,798
6.250%, 12/1/19	10,400		11,050
5.125%, 3/15/21	1,455		1,459
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		9,078
144A 7.500%, 2/5/18(3)	12,140	TRY	4,760
Allstate Corp. 6.125%, 5/15/37(2)	4,730		4,990
Ally Financial, Inc. 3.750%, 11/18/19	11,480		11,336
American International Group, Inc.
2.375%, 8/24/15	5,825		5,873
5.850%, 1/16/18	7,300		8,162
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,819
Ares Capital Corp. 3.875%, 1/15/20	9,115		9,099
Associated Banc Corp. 5.125%, 3/28/16	8,635		9,016
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	10,380		10,649
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		13,941
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	7,000		7,175
144A 4.500%, 1/12/17(3)	13,000		13,455
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000		10,550
Banco de Credito del Peru 144A 2.750%, 1/9/18(3)	15,836		15,757
Banco Santander Brasil SA
144A 4.500%, 4/6/15(3)	7,500		7,545
144A 8.000%, 3/18/16(3)	28,335	BRL	10,185
144A 4.625%, 2/13/17(3)	9,300		9,638
Banco Santander Chile 144A 2.110%, 6/7/18(2)(3)	5,300		5,366
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	10,500		10,700
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550		16,661
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,671
2.000%, 1/11/18	14,905		14,894
5.490%, 3/15/19	2,868		3,173
Bank of Baroda 144A 4.875%, 7/23/19(3)	23,575		25,128
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,464
Bank of India
144A 3.250%, 4/18/18(3)	22,470		22,760

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
144A 3.625%, 9/21/18(3)	$10,200	$10,425
Barclays Bank plc
144A 6.050%, 12/4/17(3)	13,130	14,458
144A 5.926%(2)(3)(6)(7)	3,773	3,948
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270	8,358
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105	8,297
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	21,035	21,351
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)	13,775	13,155
Capital One NA 2.400%, 9/5/19	5,000	4,976
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	12,775	12,853
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205	8,796
Citigroup, Inc.
0.506%, 6/9/16(2)	3,400	3,367
5.500%, 2/15/17	23,460	25,220
2.500%, 9/26/18	10,000	10,117
CNH Capital LLC 3.625%, 4/15/18	20,225	20,023
Comerica Bank, Inc.
4.800%, 5/1/15	1,828	1,853
5.750%, 11/21/16	5,940	6,434
Continental Airlines Pass-Through-Trust 99-2, C2 AMBC 6.236%, 3/15/20	12,783	13,646
Corpbanca SA
3.125%, 1/15/18	8,000	7,967
144A 3.875%, 9/22/19(3)	17,000	17,042
Daimler Finance North America LLC 144A 2.625%, 9/15/16(3)	11,000	11,272
Discover Bank 8.700%, 11/18/19	1,750	2,164
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,601
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	14,667
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,121
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,266
Fifth Third Bank 4.750%, 2/1/15	750	752
First Tennessee Bank N.A.
5.050%, 1/15/15	13,750	13,768
5.650%, 4/1/16	15,664	16,190
2.950%, 12/1/19	4,500	4,488
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,352
5.000%, 5/15/18	10,000	10,865

	PAR VALUE	VALUE
Financials—(continued)
General Electric Capital Corp. 0.612%, 5/5/26(2)	$8,000	$7,436
General Motors Financial Co., Inc.
4.750%, 8/15/17	25,655	27,120
3.500%, 7/10/19	9,715	9,931
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	4,893
7.625%, 9/24/21	13,825	13,518
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	18,265	18,493
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	15,017
2.900%, 7/19/18	8,200	8,412
7.500%, 2/15/19	2,451	2,915
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,949
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	18,800	19,575
HBOS plc 144A 6.750%, 5/21/18(3)	685	763
HCP, Inc. 3.750%, 2/1/19	4,940	5,185
Health Care REIT, Inc. 4.125%, 4/1/19	4,100	4,360
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,276
Hertz Corp. (The) 5.875%, 10/15/20	18,375	18,605
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,985
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	20,538
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	13,210	14,082
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(3)	4,975	5,058
144A 3.750%, 4/6/16(3)	500	514
144A 1.450%, 2/6/17(3)	8,000	7,973
144A 2.125%, 10/2/17(3)	2,940	2,955
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	965	965
4.875%, 3/15/19	1,520	1,516
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,707
144A 4.800%, 5/22/19(3)	13,000	13,869
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275	6,301
ING Bank NV 144A 1.375%, 3/7/16(3)	9,000	9,034
International Lease Finance Corp. 3.875%, 4/15/18	18,635	18,635
Intesa San Paolo S.p.A 3.125%, 1/15/16	12,190	12,385

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
iStar Financial, Inc.
4.000%, 11/1/17	$12,900		$12,594
4.875%, 7/1/18	12,250		12,082
5.000%, 7/1/19	2,440		2,379
Jefferies Group, Inc. 5.125%, 4/13/18	6,541		6,898
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		9,766
KeyBank N.A.
7.413%, 5/6/15	3,000		3,068
4.950%, 9/15/15	1,295		1,332
Korea Development Bank 3.500%, 8/22/17	9,750		10,150
Lazard Group LLC 4.250%, 11/14/20	7,765		8,184
Lincoln National Corp.
8.750%, 7/1/19	15,040		18,793
6.050%, 4/20/67(2)(7)	2,885		2,885
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		4,986
144A 6.000%, 1/14/20(3)	10,950		12,403
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(2)	5,000		5,206
MetLife, Inc. 6.750%, 6/1/16	910		981
Morgan Stanley
5.550%, 4/27/17	10,200		11,072
144A 10.090%, 5/3/17(3)	22,595	BRL	8,279
Nationstar Mortgage LLC 6.500%, 8/1/18	19,865		19,021
Navient LLC
4.625%, 9/25/17	24,805		25,239
4.875%, 6/17/19	9,140		9,167
ORIX Corp. 5.000%, 1/12/16	5,228		5,406
PennantPark Investment Corp. 4.500%, 10/1/19	7,710		7,724
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800		12,728
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,378
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,708
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,740		2,964
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		4,895
8.875%, 6/15/38(2)(7)	11,200		13,076
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750		7,751
Regions Bank 7.500%, 5/15/18	12,001		13,953
Regions Financial Corp. 5.750%, 6/15/15	2,535		2,588
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130		3,635

	PAR VALUE	VALUE
Financials—(continued)
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	$13,655	$11,538
144A 5.100%, 7/25/18(3)(5)	8,750	7,197
Sabra Health Care LP 5.500%, 2/1/21	9,610	10,018
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	992
Santander U.S. Debt S.A.U.
144A 3.724%, 1/20/15(3)	8,100	8,111
Unipersonal 144A 3.781%, 10/7/15(3)	8,000	8,169
SBA Tower Trust 144A 2.933%, 12/15/17(3)	13,275	13,444
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	14,140	13,857
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(10)	2,210	2,315
Senior Housing Properties Trust
4.300%, 1/15/16	6,875	7,019
3.250%, 5/1/19	6,685	6,727
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,413
144A 1.875%, 7/30/18(3)	1,000	988
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,741
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	2,900	2,944
144A 3.500%, 1/15/16(3)	6,895	7,071
Springleaf Finance Corp. 5.250%, 12/15/19	18,055	17,739
State Street Corp. 4.956%, 3/15/18(7)	9,845	10,663
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,460
5.450%, 12/1/17	3,750	4,099
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,332
Telecom Italia Capital SA 7.175%, 6/18/19	2,395	2,742
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,856
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,628
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,567
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,950
Union Bank NA
1.500%, 9/26/16	2,000	2,009
2.625%, 9/26/18	2,700	2,740
Unum Group 7.125%, 9/30/16	6,620	7,233
Ventas Realty LP (Ventas Capital Corp.)

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
4.000%, 4/30/19	$7,100	$7,514
2.700%, 4/1/20	2,948	2,917
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	13,117
Voya Financials, Inc. 2.900%, 2/15/18	12,620	12,920
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(5)	15,900	15,790
144A 6.000%, 4/12/17(3)(5)	12,300	10,609
Wachovia Corp. 5.625%, 10/15/16	2,500	2,689
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,334
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,185
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,365
XLIT Ltd.
2.300%, 12/15/18	9,730	9,736
Series E, 6.500%, 12/29/49(2)	12,790	12,214
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	18,650	18,055
Zions Bancorp 4.500%, 3/27/17	8,120	8,531

		1,586,278

Health Care—1.6%
Alere, Inc. 6.500%, 6/15/20	6,175	6,252
Catamaran Corp. 4.750%, 3/15/21	7,165	7,183
Community Health Systems, Inc.
5.125%, 8/1/21	4,790	4,994
6.875%, 2/1/22	860	915
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,200
HCA, Inc.
3.750%, 3/15/19	9,580	9,616
6.500%, 2/15/20	19,575	21,983
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	8,841
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,517
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	3,465	3,543
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	9,905	10,177
4.750%, 6/1/20	9,275	9,460
6.000%, 10/1/20	9,560	10,290
8.125%, 4/1/22	8,265	9,257
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	6,110	6,515
144A 5.625%, 12/1/21(3)	7,310	7,383
Zoetis, Inc. 1.875%, 2/1/18	1,975	1,957

		135,083

	PAR VALUE		VALUE
Industrials—5.2%
ADT Corp. (The) 6.250%, 10/15/21	$22,085		$22,748
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	11,554		11,727
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	1,340		1,394
99-1, G 7.930%, 1/2/19	9,020		9,945
01-1, G 7.100%, 4/2/21	42,535		46,895
American Airlines Pass-Through-Trust
13-2, B 144A 5.600%, 7/15/20(3)	9,663		9,857
14-1, B 4.375%, 10/1/22	10,000		10,253
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	4,062		4,092
00-1, A 8.707%, 1/2/19	3,708		3,819
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	7,980		8,200
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	19,060		19,155
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	13,173		13,963
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,670		8,908
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	10,180		11,178
09-2, A 7.250%, 11/10/19	3,659		4,226
12-1, B 6.250%, 4/11/20	4,134		4,341
00-1, A1 8.048%, 11/1/20	7,089		8,036
01-1, A1 6.703%, 6/15/21	13,833		14,940
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	29,263		31,165
Deluxe Corp. 6.000%, 11/15/20	2,950		3,057
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	8,250		8,405
Masco Corp. 5.950%, 3/15/22	20,970		23,277
Northwest Airlines Pass-Through-Trust
07-1, B 8.028%, 11/1/17	2,619		2,929
02-1, G2 6.264%, 11/20/21	13,061		14,048
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	12,850	BRL	4,085
Rexel SA 144A 5.250%, 6/15/20(3)	20,550		20,807
Spirit AeroSystems, Inc. 5.250%, 3/15/22	2,905		2,970
Toledo Edison Co. (The) 7.250%, 5/1/20	224		267
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000		9,242
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	12,975		13,007
01-1, G 7.076%, 3/20/21	19,058		20,916
11-1, A 7.125%, 10/22/23	8,367		9,748

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	$22,572	$25,055
07-01, A 6.636%, 7/2/22	18,489	19,968
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,270
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	20,102	20,705

		451,598

Information Technology—1.3%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	5,810	6,162
Avaya, Inc. 144A 7.000%, 4/1/19(3)	25,510	25,000
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	17,275
Equinix, Inc. 4.875%, 4/1/20	8,062	8,062
First Data Corp.
11.750%, 8/15/21	11,439	13,183
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3) (10)	3,250	3,510
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(10)	4,455	4,388
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,130
NCR Corp.
4.625%, 2/15/21	14,480	14,118
5.000%, 7/15/22	4,825	4,729
Sanmina Corp. 144A 4.375%, 6/1/19(3)	5,718	5,689
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(10)	8,835	8,912
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	2,450	1,458

		116,616

Materials—2.8%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,429
Anglo American Capital plc 144A 9.375%, 4/8/19(3)	1,950	2,429
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,651
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	6,050	5,914
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	10,681
CRH America, Inc.
4.125%, 1/15/16	4,000	4,117
8.125%, 7/15/18	4,770	5,709

	PAR VALUE	VALUE
Materials—(continued)
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	$11,920	$10,257
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	17,440	15,936
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	9,000	8,901
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	8,330	9,007
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	2,000	2,031
Hexion U.S. Finance Corp.
8.875%, 2/1/18	12,085	10,786
6.625%, 4/15/20	12,240	12,056
Huntsman International LLC 4.875%, 11/15/20	3,910	3,900
Ineos Finance plc 144A 5.875%, 2/15/19(3)	5,870	5,576
International Paper Co. 9.375%, 5/15/19	5,330	6,804
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	8,005	8,095
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,333
8.250%, 2/15/21	3,120	3,213
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	12,830	13,792
144A 8.375%, 6/15/19(3)	7,770	8,353
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	5,544
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,178
Tronox Finance LLC 6.375%, 8/15/20	15,045	15,158
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	12,755	12,512
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	1,690	1,719
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	10,640	11,491
144A 6.000%, 1/31/19(3)	14,955	14,656

		243,228

Telecommunication Services—1.8%
AT&T, Inc. 5.500%, 2/1/18	11,123	12,279
CenturyLink, Inc. Series V 5.625%, 4/1/20	21,780	22,678
Crown Castle Towers LLC
144A 3.214%, 8/15/15(3)	4,950	5,009
144A 5.495%, 1/15/17(3)	5,915	6,262
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	8,360	8,151
Frontier Communications Corp.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
7.125%, 3/15/19	$12,200	$13,420
6.250%, 9/15/21	4,890	4,927
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065	4,304
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	6,045	6,317
Sprint Corp. 7.250%, 9/15/21	4,080	4,065
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	7,954
6.542%, 4/28/20	7,905	8,191
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,885
Verizon Communications, Inc.
2.500%, 9/15/16	4,044	4,135
3.650%, 9/14/18	13,800	14,583
West Corp. 144A 5.375%, 7/15/22(3)	14,280	13,709
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	9,005	8,442
Windstream Corp. 7.750%, 10/15/20	12,125	12,519

		159,830

Utilities—1.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	14,001
AmeriGas Partners LP
6.250%, 8/20/19	5,670	5,883
6.750%, 5/20/20	6,765	7,002
7.000%, 5/20/22	9,275	9,646
Dayton Power & Light Co.(The) 1.875%, 9/15/16	2,000	2,023
Dynegy Finance I, Inc. (Dynegy Finance II, Inc.) 144A 6.750%, 11/1/19(3)	5,690	5,797
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,648
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	10,080
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,230
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,658
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	12,340	12,247
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,904
144A 2.750%, 5/7/19(3)	9,370	9,409

		112,528

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $3,502,358)		3,477,598

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—15.0%
Consumer Discretionary—4.1%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	$13,610	$13,406
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	7,065	6,954
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 10.500%, 10/31/16	3,616	3,215
Tranche B-6, 6.985%, 3/1/17	3,861	3,393
Tranche B-7, 9.750%, 1/28/18	1,741	1,518
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,920	7,432
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	4,328	3,979
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	4,242	4,274
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,433	9,272
Tranche F, 3.000%, 1/3/21	14,490	14,233
Checkout Holding Corp. Tranche B, First Lien 4.500%, 4/9/21	8,666	8,287
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	9,919	9,854
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	27,440	25,936
CSC Holdings, Inc. Tranche B, 2.669%, 4/17/20	6,223	6,104
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	9,881	9,613
Delta 2 (Lux) S.A.R.L.
Tranche B-3, 4.750%, 7/30/21	9,421	9,223
Second Lien, 0.000%, 7/29/22(8)	5,065	4,951
Hilton Worldwide Finance LLC 3.500%, 10/26/20	15,118	14,970
Intelsat Jackson Holdings S A. Tranche B-2, 3.750%, 6/30/19	12,912	12,754
Key Safety Systems, Inc. 4.750%, 8/29/21	6,612	6,579
Landry’s Restaurant, Inc. Tranche B, 4.000%, 4/24/18	9,579	9,533
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	21,488	21,399
Libbey Glass, Inc. 3.750%, 4/9/21	5,932	5,862
MGM Resort International Tranche B 3.500%, 12/20/19	7,116	6,950
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,366	3,248
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	6,074	6,063

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche B-2, 4.500%, 5/21/20	$5,254	$5,245
PVH Corp. Tranche B 3.250%, 2/13/20	13,019	13,054
Scientific Games International, Inc.
0.000%, 10/18/20(8)	2,800	2,767
Tranche B, 0.000%, 10/1/21(8)	3,426	3,385
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	2,802	2,714
Seminole Tribe of Florida, Inc. Tranche B, 3.000%, 4/29/20	13,995	13,960
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	7,634	7,510
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	11,660	11,590
SRAM LLC First Lien, 4.417%, 4/10/20	1,885	1,833
Station Casinos LLC Tranche B, 4.250%, 3/2/20	11,956	11,741
TI Group Automotive Systems LLC 4.250%, 7/2/21	3,030	3,001
Tribune Co. 4.000%, 12/27/20	10,971	10,838
Tribune Publishing Co. 5.700%, 8/4/21	10,384	10,280
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	14,060	13,521
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	13,968	13,741

		354,182

Consumer Staples—1.0%
Albertson’s LLC
Tranche B-4, 4.500%, 8/25/21	14,888	14,913
Tranche B-4-1, 4.500%, 8/25/21	1,310	1,312
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	19,195	18,949
Tranche F, 3.250%, 2/24/21	6,178	6,095
Big Heart Pet Brands (Del Monte Corp.) 3.500%, 3/9/20	11,446	11,017
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 1.750%, 7/23/21	3,785	3,671
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	5,212	5,303
Prestige Brands Tranche B-2, 4.500%, 9/3/21	1,549	1,551
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	6,895	6,875
Tranche 1, Second Lien, 5.750%, 8/21/20	720	724
Tranche 2, Second Lien, 4.875%, 6/21/21	14,688	14,725

		85,135

	PAR VALUE	VALUE
Energy—0.8%
Arch Coal, Inc. 6.250%, 5/16/18	$16,421	$13,650
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	6,210	5,031
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	3,905
Tranche B-2, 4.500%, 4/30/19	768	741
Expro Finservices S.A.R.L. 5.750%, 9/2/21	11,492	9,481
FTS International, Inc. 5.750%, 4/16/21	2,820	2,256
Paragon Offshore Finance Co. 3.750%, 7/16/21	13,143	10,629
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	4,598	3,499
Seadrill Operating LP 4.000%, 2/21/21	21,750	17,014

		66,206

Financials—1.5%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	19,117	14,912
Asurion LLC Tranche B-1, 5.000%, 5/24/19	9,949	9,841
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,577	3,515
Second Lien, 6.000%, 4/30/20	6,047	6,047
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,251	6,040
Delos Finance S.A.R.L. 3.500%, 3/6/21	21,956	21,828
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	3,051	3,173
Realogy Corp. Tranche B, 3.750%, 3/5/20	17,738	17,427
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	10,682	10,669
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21	11,967	11,832
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	24,715	22,367

		127,651

Health Care—1.2%
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,113	9,021
AmSurg Corp. 3.750%, 7/16/21	2,584	2,569
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	3,983	3,987
Capsugel Holdings US, Inc. 3.500%, 8/1/18	2,271	2,225
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	10,012	9,918
ConvaTec, Inc. 4.000%, 12/22/16	1,331	1,330

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	$3,907	$3,876
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	6,661	6,628
Hologic, Inc. Refinancing Tranche B, 3.250%, 8/1/19	10,831	10,763
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,746	5,705
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	8,750	8,743
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	6,653	6,584
Tranche E-1, 4.000%, 5/4/18	1,569	1,550
Mallinckrodt International Finance S.A. Tranche B- 1, 3.500%, 3/19/21	1,651	1,623
NVA Holdings, Inc. First Lien, 4.750%, 8/14/21	2,529	2,507
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	8,651	8,572
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	1,430	1,396
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	4,593	4,530
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	12,168	12,083

		103,610

Industrials—1.7%
American Airlines, Inc.
Tranche B, 3.750%, 6/27/19	35,303	34,994
Tranche B, 2014 4.250%, 10/10/21	10,996	11,019
AWAS Finance Luxembourg SA 3.500%, 7/16/18	8,447	8,356
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	11,484	10,824
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	18,650	18,405
DynCorp International, Inc. 6.250%, 7/7/16	9,906	9,896
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	5,238	5,149
Mcjunkin Red Man Corp. 5.000%, 11/8/19	887	823
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	13,615	13,450
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	25,121	24,664
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	12,246	12,170

		149,750

	PAR VALUE	VALUE
Information Technology—3.2%
Activision Blizzard, Inc. 3.250%, 10/12/20	$11,159	$11,159
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	2,782	2,729
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	20,033	20,004
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	21,813	21,486
CCC Information Services 4.000%, 12/20/19	5,826	5,768
Deltek, Inc.
First Lien, 0.000%, 10/10/18(8)	7,461	7,391
Second Lien, 10.000%, 10/10/19	4,420	4,449
Evergreen Skills Lux S.A.R.L.
First Lien, 5.750%, 4/28/21	3,914	3,845
Second Lien, 9.250%, 4/28/22	6,352	6,024
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	9,358	9,295
First Data Corp.
3.667%, 3/23/18	49,210	48,334
3.667%, 9/24/18	6,353	6,229
Genpact Ltd. 3.500%, 8/30/19	17,314	17,170
Infinity Acquisition Ltd. 4.250%, 8/6/21	14,750	14,487
Interactive Data Corp. 4.750%, 5/2/21	8,100	8,061
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	7,733	7,724
Kronos, Inc.
First Lien, 4.500%, 10/30/19	22,245	22,121
Second Lien, 0.000%, 4/30/20(8)	17,284	17,630
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	10,596	10,397
Mitchell International, Inc.
4.500%, 10/13/20	4,191	4,143
Second Lien, 8.500%, 10/11/21	19,067	19,038
Sophia LP Tranche B-1, 4.000%, 7/19/18	6,048	5,990
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	5,999	5,372

		278,846

Materials—0.5%
Ardagh Packaging Finance plc 4.000%, 12/17/19	2,061	2,028
AZ Chem US, Inc. First Lien, 5.750%, 6/11/21	2,752	2,698
Crown Americas LLC Tranche B, 0.000%, 10/22/21(8)	9,066	9,087
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	3,850	3,511

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	$13,338		$12,160
HII Holding Corp. First Lien, 4.000%, 12/20/19	14,181		13,968

			43,452

Telecommunication Services—0.4%
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	9,113		9,045
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319		6,283
Tranche B, 2022 4.500%, 1/31/22	5,842		5,857
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	14,013		13,884

			35,069

Utilities—0.6%
Atlantic Power LP 4.750%, 2/24/21	2,794		2,756
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	10,726		10,811
Tranche C, First Lien 5.000%, 12/17/21	472		476
NRG Energy, Inc. 2.750%, 7/1/18	23,848		23,433
State of Santa Catarina (The) 4.000%, 12/27/22	14,568		14,242
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.648%, 10/10/17(12)	5,925		3,851

			55,569

TOTAL LOAN AGREEMENTS (Identified Cost $1,337,616)			1,299,470

	SHARES
PREFERRED STOCKS—0.4%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	8,516

Financials—0.3%
Ally Financial, Inc. Series G, 144A, 7.000%	702		702
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,336
Banco do Brasil S.A., Tranche B, 144A, 8.500%(2)(3)	700	(9)	762
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,300
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	17,831

			25,931

TOTAL PREFERRED STOCKS (Identified Cost $34,422)			34,447

	SHARES	VALUE
EXCHANGE-TRADED FUND—0.3%
SPDR S&P 500(R) ETF Trust Series 1	114,000	$23,427

TOTAL EXCHANGE-TRADED FUND (Identified Cost $21,590)		23,427

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $8,754,324)		8,666,688	(13)

TOTAL INVESTMENTS—99.8% (Identified Cost $8,754,324)		8,666,688	(1)
Other assets and liabilities, net—0.2%		20,681

NET ASSETS—100.0%		$8,687,369

Abbreviations:

ETF	Exchange-Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $3,096,493 or 35.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

ZAR	South African Rand

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	78%
Brazil	2
Luxembourg	2
Bermuda	1
Canada	1
Mexico	1
United Kingdom	1
Other	14

Total	100%

†	% of total investments as of December 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,478,104	$—	$1,478,104	$—
Corporate Bonds And Notes	3,477,598	—	3,477,598	—
Foreign Government Securities	374,106	—	374,106	—
Loan Agreements	1,299,470	—	1,285,228	14,242
Mortgage-Backed Securities	1,946,345	—	1,946,345	—
Municipal Bonds	8,213	—	8,213	—
U.S. Government Securities	24,978	—	24,978	—
Equity Securities:
Exchange-Traded Fund	23,427	23,427	—	—
Preferred Stock	34,447	—	34,447	—

Total Investments	$8,666,688	$23,427	$8,629,019	$14,242

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements
Balance as of September 30, 2014:	$14,320
Accrued discount/(premium)	(34)
Realized gain (loss)	(16)
Change in unrealized appreciation/(depreciation)	194
Purchases	—
Sales(b)	(222)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2014	$14,242 (c)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are fair valued.

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—21.7%
Amazon.com, Inc.(2)	210,760	$65,409
AutoNation, Inc.(2)	40,590	2,452
AutoZone, Inc.(2)	17,850	11,051
Bed Bath & Beyond, Inc.(2)	102,470	7,805
Best Buy Co., Inc.	162,960	6,352
BorgWarner, Inc.	127,070	6,983
Cablevision Systems Corp. Class A	122,880	2,536
CarMax, Inc.(2)	119,300	7,943
Carnival Corp.	249,620	11,315
CBS Corp. Class B	265,210	14,677
Chipotle Mexican Grill, Inc.(2)	17,290	11,835
Coach, Inc.	153,170	5,753
Comcast Corp. Class A	1,431,470	83,040
Darden Restaurants, Inc.	73,430	4,305
Delphi Automotive plc	164,950	11,995
DIRECTV(2)	279,430	24,227
Discovery Communications, Inc. Class A(2)	84,160	2,899
Discovery Communications,Inc. Class C(2)	151,410	5,106
Dollar General Corp.(2)	168,370	11,904
Dollar Tree, Inc.(2)	113,460	7,985
Expedia, Inc.	54,560	4,657
Family Dollar Stores, Inc.	52,890	4,189
Ford Motor Co.	2,141,220	33,189
Fossil Group, Inc.(2)	25,440	2,817
GameStop Corp. Class A	62,090	2,099
Gannett Co., Inc.	125,880	4,019
Gap, Inc. (The)	147,140	6,196
Garmin Ltd.	67,260	3,553
General Motors Co.	748,980	26,147
Genuine Parts Co.	84,730	9,030
Goodyear Tire & Rubber Co. (The)	151,530	4,329
H&R Block, Inc.	153,900	5,183
Harley-Davidson, Inc.	119,090	7,849
Harman International Industries, Inc.	38,090	4,065
Hasbro, Inc.	62,760	3,451
Home Depot, Inc. (The)	732,500	76,891
Horton (D.R.), Inc.	183,160	4,632
Interpublic Group of Cos., Inc. (The)	231,510	4,808
Johnson Controls, Inc.	369,680	17,870
Kohl’s Corp.	111,740	6,821
L Brands, Inc.	136,120	11,781

	SHARES	VALUE
Consumer Discretionary—(continued)
Leggett & Platt, Inc.	77,850	$3,317
Lennar Corp. Class A	99,900	4,477
Lowe’s Cos., Inc.	539,990	37,151
Macy’s, Inc.	190,920	12,553
Marriott International, Inc. Class A	118,170	9,221
Mattel, Inc.	188,700	5,839
McDonald’s Corp.	540,680	50,662
Michael Kors Holdings Ltd.(2)	114,620	8,608
Mohawk Industries, Inc.(2)	34,070	5,293
Netflix, Inc.(2)	33,430	11,420
Newell Rubbermaid, Inc.	151,050	5,754
News Corp. Class A(2)	273,750	4,295
NIKE, Inc. Class B	387,200	37,229
Nordstrom, Inc.	78,370	6,222
O’Reilly Automotive, Inc.(2)	56,550	10,893
Omnicom Group, Inc.	138,330	10,716
PetSmart, Inc.	54,700	4,447
Phillips-Van Heusen Corp.	45,530	5,836
Priceline Group, Inc. (The)(2)	29,110	33,192
PulteGroup, Inc.	185,340	3,977
Ralph Lauren Corp.	33,800	6,258
Ross Stores, Inc.	116,890	11,018
Royal Caribbean Cruises Ltd.	92,670	7,639
Scripps Networks Interactive, Inc. Class A	56,420	4,247
Staples, Inc.	355,930	6,449
Starbucks Corp.	416,340	34,161
Starwood Hotels & Resorts Worldwide, Inc.	98,700	8,002
Target Corp.	353,690	26,849
Tiffany & Co.	62,020	6,627
Time Warner Cable, Inc.	155,550	23,653
Time Warner, Inc.	465,100	39,729
TJX Cos., Inc.	382,220	26,213
Tractor Supply Co.	74,820	5,897
TripAdvisor, Inc.(2)	62,130	4,639
Twenty-First Century Fox, Inc. Class A	1,030,410	39,573
Under Armour, Inc. Class A(2)	92,120	6,255
Urban Outfitters, Inc.(2)	56,220	1,975
VF Corp.	192,240	14,399
Viacom, Inc. Class B	205,130	15,436
Walgreens Boots Alliance	1,408,021	107,291
Walt Disney Co. (The)	866,460	81,612
Whirlpool Corp.	43,320	8,393
Wyndham Worldwide Corp.	68,670	5,889

1

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Wynn Resorts Ltd.	44,870	$6,675
Yum! Brands, Inc.	242,500	17,666

		1,336,795

Consumer Staples—18.9%
Altria Group, Inc.	1,198,879	59,069
Archer-Daniels-Midland Co. (The)	468,898	24,383
Avon Products, Inc.	360,695	3,387
Brown-Forman Corp. Class B	123,919	10,885
Campbell Soup Co.	156,137	6,870
Clorox Co. (The)	103,004	10,734
Coca-Cola Co. (The)	2,642,699	111,575
Coca-Cola Enterprises, Inc.	179,815	7,951
Colgate-Palmolive Co.	594,765	41,152
ConAgra Foods, Inc.	331,874	12,040
Constellation Brands, Inc. Class A(2)	169,315	16,622
Costco Wholesale Corp.	305,634	43,324
CVS Caremark Corp.	790,338	76,117
Dr. Pepper Snapple Group, Inc.	154,558	11,079
Estee Lauder Cos., Inc. (The) Class A	171,001	13,030
General Mills, Inc.	433,763	23,133
Hershey Co. (The)	114,470	11,897
Hormel Foods Corp.	126,670	6,599
J.M. Smucker Co. (The)	82,260	8,307
Kellogg Co.	192,566	12,602
Keurig Green Mountain, Inc.	81,522	10,793
Kimberly-Clark Corp.	262,318	30,308
Kraft Foods Group, Inc.	394,217	24,702
Kroger Co. (The)	373,042	23,953
Lorillard, Inc.	265,813	16,730
McCormick & Co., Inc.	104,709	7,780
Mead Johnson Nutrition Co.	148,088	14,889
Molson Coors Brewing Co. Class B	135,389	10,089
Mondelez International, Inc.	1,062,588	38,598
Monster Beverage Corp.(2)	111,484	12,079
PepsiCo, Inc.	575,393	54,409
Philip Morris International, Inc.	1,042,469	84,909
Procter & Gamble Co. (The)	1,812,579	165,108
Reynolds American, Inc.	231,044	14,849
Safeway, Inc.	215,680	7,575
SYSCO Corp.	433,934	17,223
Tyson Foods, Inc. Class A	256,873	10,298
Wal-Mart Stores, Inc.	1,058,457	90,900

	SHARES	VALUE
Consumer Staples—(continued)
Whole Foods Market, Inc.	266,684	$13,446

		1,159,394

Diversified REIT—0.1%
Prologis, Inc.	200,650	8,634

Financials—18.5%
ACE Ltd.	132,610	15,234
Affiliated Managers Group, Inc.(2)	22,530	4,782
Aflac, Inc.	181,090	11,063
Allstate Corp. (The)	168,670	11,849
American Express Co.	357,130	33,227
American International Group, Inc.	560,870	31,414
American Tower Corp. REIT	158,550	15,673
Ameriprise Financial, Inc.	74,420	9,842
AON plc	114,030	10,813
Apartment Investment & Management Co. Class A	58,570	2,176
Assurant, Inc.	28,360	1,941
Bank of America Corp.	4,217,500	75,451
Bank of New York Mellon Corp. (The)	450,860	18,291
BB&T Corp.	288,430	11,217
Berkshire Hathaway, Inc. Class B(2)	731,400	109,820
BlackRock, Inc.	51,090	18,268
Capital One Financial Corp.	223,520	18,452
CBRE Group, Inc. Class A(2)	112,900	3,867
Charles Schwab Corp. (The)	459,210	13,864
Chubb Corp. (The)	94,570	9,785
Cincinnati Financial Corp.	58,850	3,050
Citigroup, Inc.	1,214,410	65,712
CME Group, Inc.	127,660	11,317
Comerica, Inc.	73,290	3,433
Crown Castle International Corp.	134,390	10,576
Discover Financial Services	182,260	11,936
E*Trade Financial Corp.(2)	117,670	2,854
Fifth Third Bancorp	328,160	6,686
Franklin Resources, Inc.	156,310	8,655
Genworth Financial, Inc. Class A(2)	201,730	1,715
Goldman Sachs Group, Inc. (The)	162,570	31,511
Hartford Financial Services Group, Inc. (The)	172,100	7,175
HCP, Inc.	184,840	8,138
Health Care REIT, Inc.	131,780	9,972
Host Hotels & Resorts, Inc.	301,600	7,169
Hudson City Bancorp, Inc.	192,550	1,949

2

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Huntington Bancshares, Inc.	323,980	$3,408
IntercontinentalExchange Group, Inc.	45,030	9,875
Invesco Ltd.	172,850	6,831
Iron Mountain, Inc.	74,710	2,888
JPMorgan Chase & Co.	1,499,880	93,862
KeyCorp	350,030	4,865
Legg Mason, Inc.	41,350	2,207
Leucadia National Corp.	125,170	2,806
Lincoln National Corp.	104,870	6,048
Loews Corp.	118,870	4,995
M&T Bank Corp.	53,280	6,693
Marsh & McLennan Cos., Inc.	216,630	12,400
McGraw-Hill Cos., Inc. (The)	109,410	9,735
MetLife, Inc.	455,970	24,663
Moody’s Corp.	73,950	7,085
Morgan Stanley	613,440	23,801
NASDAQ OMX Group, Inc. (The)	48,230	2,313
Navient Corp.	162,660	3,515
Northern Trust Corp.	88,780	5,984
People’s United Financial, Inc.	121,030	1,837
Plum Creek Timber Co., Inc.	71,390	3,055
PNC Financial Services Group, Inc. (The)	210,830	19,234
Principal Financial Group, Inc.	109,680	5,697
Progressive Corp. (The)	213,040	5,750
Prudential Financial, Inc.	183,140	16,567
Public Storage	58,180	10,755
Regions Financial Corp.	553,400	5,844
State Street Corp.	168,140	13,199
SunTrust Banks, Inc.	208,520	8,737
T. Rowe Price Group, Inc.	103,570	8,893
Torchmark Corp.	51,510	2,790
Travelers Cos., Inc. (The)	132,630	14,039
U.S. Bancorp	717,310	32,243
Unum Group	100,620	3,510
Ventas, Inc.	118,450	8,493
Vornado Realty Trust	70,340	8,280
Wells Fargo & Co.	1,893,710	103,813
Weyerhaeuser Co.	209,880	7,533
XL Group plc	102,910	3,537
Zions Bancorp	81,800	2,332

		1,138,989

Information Technology—17.5%
Accenture plc Class A	187,317	16,729

	SHARES	VALUE
Information Technology—(continued)
Adobe Systems, Inc.(2)	146,369	$10,641
Akamai Technologies, Inc.(2)	60,685	3,821
Alliance Data Systems Corp.(2)	19,065	5,454
Altera Corp.	97,670	3,608
Amphenol Corp. Class A	98,119	5,280
Analog Devices, Inc.	98,429	5,465
Apple, Inc.	1,754,308	193,640
Applied Materials, Inc.	375,857	9,366
Autodesk, Inc.(2)	74,282	4,461
Automatic Data Processing, Inc.	147,430	12,291
Avago Technologies Ltd.	75,956	7,644
Broadcom Corp. Class A	166,236	7,203
CA, Inc.	102,620	3,125
Cisco Systems, Inc.	1,529,993	42,557
Citrix Systems, Inc.(2)	51,022	3,255
Cognizant Technology Solutions Corp. Class A(2)	189,865	9,998
Computer Sciences Corp.	45,229	2,852
Corning, Inc.	393,178	9,016
eBay, Inc.(2)	344,196	19,316
Electronic Arts, Inc.(2)	100,036	4,703
EMC Corp.	616,814	18,344
F5 Networks, Inc.(2)	21,964	2,865
Facebook, Inc. Class A(2)	626,023	48,842
Fidelity National Information Services, Inc.	92,390	5,747
First Solar, Inc.(2)	21,867	975
Fiserv, Inc.(2)	77,661	5,512
FLIR Systems, Inc.	48,088	1,554
Google, Inc. Class A(2)	85,387	45,311
Google, Inc. Class C(2)	85,241	44,871
Harris Corp.	33,398	2,399
Hewlett-Packard Co.	462,712	18,569
Intel Corp.	1,233,351	44,758
International Business Machines Corp.	275,695	44,232
Intuit, Inc.	90,106	8,307
Juniper Networks, Inc.	118,035	2,635
KLA-Tencor Corp.	52,901	3,720
Lam Research Corp.	47,113	3,738
Linear Technology Corp.	76,759	3,500
MasterCard, Inc. Class A	300,504	25,891
Microchip Technology, Inc.(3)	64,462	2,908
Micron Technology, Inc.(2)	343,361	12,021
Microsoft Corp.	2,466,175	114,554
Motorola Solutions, Inc.	64,837	4,349
NetApp, Inc.	99,452	4,122

3

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
NVIDIA Corp.	161,124	$3,230
Oracle Corp.	973,208	43,765
Paychex, Inc.	103,760	4,791
QUALCOMM, Inc.	500,684	37,216
Red Hat, Inc.(2)	61,248	4,235
Salesforce.com, Inc.(2)	188,144	11,159
SanDisk Corp.	71,851	7,040
Seagate Technology plc	97,614	6,491
Symantec Corp.	214,863	5,512
TE Connectivity Ltd.	121,306	7,673
Teradata Corp.(2)	49,005	2,140
Texas Instruments, Inc.	320,080	17,113
Total System Services, Inc.	57,172	1,942
VeriSign, Inc.(2)	35,922	2,048
Visa, Inc. Class A	146,098	38,307
Western Digital Corp.	69,242	7,665
Western Union Co. (The)	161,843	2,899
Xerox Corp.	347,042	4,810
Xilinx, Inc.	83,801	3,628
Yahoo!, Inc.(2)	270,541	13,665

		1,075,478

Office REIT—0.1%
Boston Properties, Inc.	61,180	7,873

Residential REITs—0.4%
AvalonBay Communities, Inc.	52,700	8,611
Equity Residential	145,500	10,453
Essex Property Trust, Inc.	25,840	5,338

		24,402

Retail REITs—0.6%
General Growth Properties, Inc.	250,780	7,055
Kimco Realty Corp.	163,530	4,111
Macerich Co. (The)	56,640	4,724
Simon Property Group, Inc.	124,940	22,753

		38,643

Telecommunication Services—2.1%
AT&T, Inc.	1,551,525	52,116
CenturyLink, Inc.	178,860	7,079
Frontier Communications Corp.	365,011	2,435
Level 3 Communications, Inc.(2)	83,203	4,108
Verizon Communications, Inc.	1,248,103	58,386

	SHARES	VALUE
Telecommunication Services—(continued)
Windstream Holdings, Inc.	205,837	$1,696

		125,820

Utilities—19.5%
AES Corp. (The)	1,339,113	18,440
AGL Resources, Inc.	243,004	13,246
Ameren Corp.	499,096	23,023
American Electric Power Co., Inc.	999,469	60,688
CenterPoint Energy, Inc.	885,354	20,744
CMS Energy Corp.	570,650	19,830
Consolidated Edison, Inc.	599,442	39,569
Dominion Resources, Inc.	1,188,011	91,358
DTE Energy Co.	364,464	31,479
Duke Energy Corp.	1,328,574	110,989
Edison International	666,685	43,655
Entergy Corp.	367,424	32,142
Exelon Corp.	1,750,402	64,905
FirstEnergy Corp.	855,725	33,365
Integrys Energy Group, Inc.	166,271	12,944
NextEra Energy, Inc.	888,668	94,456
NiSource, Inc.	651,556	27,639
Northeast Utilities	644,492	34,493
NRG Energy, Inc.	686,621	18,504
Pepco Holdings, Inc.	518,782	13,971
PG&E Corp.	972,547	51,778
Pinnacle West Capital Corp.	230,117	15,719
PPL Corp.	1,359,423	49,388
Public Service Enterprise Group, Inc.	1,029,162	42,618
SCANA Corp.	290,586	17,551
Sempra Energy	473,360	52,713
Southern Co.	1,832,350	89,987
TECO Energy, Inc.	487,100	9,981
Wisconsin Energy Corp.	458,544	24,184
XCEL Energy, Inc.	1,038,861	37,316

		1,196,675

TOTAL COMMON STOCKS (Identified Cost $6,034,586)		6,112,703

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $6,034,586)		6,112,703

4

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.0%
Money Market Mutual Funds—3.0%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.070%)	27,358,940	$27,359
JPMorgan Prime Money Market Fund (seven-day effective yield 0.080%)	127,675,052	127,675
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.010%)	27,358,940	27,359

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $182,393)		182,393

SECURITIES LENDING COLLATERAL—0.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	2,815,150	2,815

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,815)		2,815

TOTAL INVESTMENTS—102.4% (Identified Cost $6,219,794)		6,297,911	(1)
Other assets and liabilities, net—(2.4)%		(150,553)

NET ASSETS—100.0%		$6,147,358

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$6,112,703	$6,112,703
Securities Lending Collateral	2,815	2,815
Short-Term Investments	182,393	182,393

Total Investments	$6,297,911	$6,297,911

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%
Real Estate Investment Trusts—97.0%
HEALTH CARE—5.2%
HCP, Inc.	789,510	$34,762
Ventas, Inc.	710,061	50,912

		85,674

INDUSTRIAL/OFFICE—27.5%
Industrial—9.2%
DCT Industrial Trust, Inc.	1,700,403	60,636
Eastgroup Properties, Inc.	5,335	338
Prologis, Inc.	2,138,425	92,017

		152,991

Mixed—4.9%
Duke Realty Corp.	1,575,800	31,831
Liberty Property Trust	1,314,644	49,470

		81,301

Office—13.4%
Boston Properties, Inc.	364,883	46,957
Cousins Properties, Inc.	408,020	4,660
Douglas Emmett, Inc.	1,468,533	41,706
Highwoods Properties, Inc.	749,742	33,198
Kilroy Realty Corp.	847,942	58,567
Paramount Group, Inc.(2)	845,136	15,711
SL Green Realty Corp.	175,077	20,838

		221,637

		455,929

LODGING/RESORTS—11.8%
Host Hotels & Resorts, Inc.	2,922,872	69,477
LaSalle Hotel Properties	1,107,347	44,814
Pebblebrook Hotel Trust	997,613	45,521
RLJ Lodging Trust	1,097,500	36,799

		196,611

RESIDENTIAL—18.2%
Apartments—17.4%
American Campus Communities, Inc.	800,617	33,114
AvalonBay Communities, Inc.	212,090	34,653
Camden Property Trust	831,700	61,413
Equity Residential	1,139,522	81,863

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	376,240	$77,731

		288,774

Manufactured Homes—0.8%
Equity Lifestyle Properties, Inc.	269,953	13,916

		302,690

RETAIL—23.2%
Regional Malls—15.3%
General Growth Properties, Inc.	2,408,075	67,739
Macerich Co. (The)	313,375	26,139
Simon Property Group, Inc.	796,941	145,131
Washington Prime Group, Inc.	836,345	14,402

		253,411

Shopping Centers—7.9%
Brixmor Property Group, Inc.	1,570,496	39,011
DDR Corp.	628,342	11,536
Kimco Realty Corp.	1,018,773	25,612
Tanger Factory Outlet Centers	1,513,000	55,921

		132,080

		385,491

SELF STORAGE—11.1%
CubeSmart	689,050	15,207
Extra Space Storage, Inc.	1,070,525	62,776
Public Storage	577,081	106,673

		184,656

TOTAL COMMON STOCKS (Identified Cost $947,589)		1,611,051

TOTAL LONG TERM INVESTMENTS—97.0% (Identified cost $947,589)		1,611,051

SHORT-TERM INVESTMENTS—3.1%
Money Market Mutual Fund—3.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.110%)	52,223,903	52,224

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $52,224)		52,224

1

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.1% (Identified Cost $999,813)	1,663,275	(1)
Other assets and liabilities, net—(0.1)%	(2,261)

NET ASSETS—100.0%	$1,661,014

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,611,051	$1,611,051
Short-Term Investments	52,224	52,224

Total Investments	$1,663,275	$1,663,275

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—7.5%
Consumer Discretionary—1.0%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	$835		$856
Boyd Gaming Corp. 9.125%, 12/1/18	1,150		1,184
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	1,000		1,040
iHeartCommunications, Inc. 10.000%, 1/15/18	1,815		1,575
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950		1,012
MHGE Parent LLC 144A 8.500%, 8/1/19(3)	1,265		1,238
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	185		187
Numericable Group SA 144A 4.875%, 5/15/19(3)	755		751
ServiceMaster Co. 7.000%, 8/15/20	484		503

			8,346

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880		879
Spectrum Brands, Inc. 6.375%, 11/15/20	715		749

			1,628

Energy—0.6%
California Resources Corp. 144A 5.000%, 1/15/20(3)	1,335		1,165
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	490		440
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	182		157
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250		956
FTS International, Inc. 144A 6.250%, 5/1/22(3)	825		614
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	1,525		1,466
PHI, Inc. 5.250%, 3/15/19	450		385

			5,183

Financials—1.4%
Aircastle Ltd.
4.625%, 12/15/18	1,305		1,315
6.250%, 12/1/19	1,190		1,264
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300	BRL	467
iStar Financial, Inc.
4.875%, 7/1/18	1,415		1,396
5.000%, 7/1/19	865		843

	PAR VALUE	VALUE
Financials—(continued)
Nationstar Mortgage LLC
6.500%, 8/1/18	$835	$800
6.500%, 7/1/21	1,295	1,185
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(4)	335	351
Springleaf Finance Corp. 5.250%, 12/15/19	3,310	3,252

		10,873

Health Care—0.8%
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(4)	350	354
Community Health Systems, Inc. 5.125%, 8/15/18	1,055	1,095
HCA, Inc. 4.250%, 10/15/19	920	935
INC Research, LLC 4.750%, 11/12/21	1,582	1,581
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	180	184
Tenet Healthcare Corp.
144A 5.000%, 3/1/19(3)	415	416
6.000%, 10/1/20	435	468
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(3)	965	1,029

		6,062

Industrials—0.3%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,006
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	227	229
United Rentals, Inc. 7.375%, 5/15/20	1,000	1,085

		2,320

Information Technology—1.0%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	560	594
Avaya, Inc. 144A 7.000%, 4/1/19(3)	3,015	2,955
First Data Corp.
144A 8.250%, 1/15/21(3)	1,015	1,091
11.750%, 8/15/21	1,331	1,534
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(4)	1,430	1,408
Sanmina Corp. 144A 4.375%, 6/1/19(3)	450	448

		8,030

Materials—1.7%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	392

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	$3,200	$3,128
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	1,499	1,641
144A 5.875%, 3/25/19(3)	815	829
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	750	685
Hexion U.S. Finance Corp.
8.875%, 2/1/18	1,375	1,227
6.625%, 4/15/20	1,370	1,350
Ineos Finance plc 144A 5.875%, 2/15/19(3)	1,130	1,074
Reynolds Group Issuer, Inc. 9.000%, 4/15/19	1,500	1,560
United States Steel Corp. 6.875%, 4/1/21	1,235	1,266
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	740

		13,892

Telecommunication Services—0.3%
Frontier Communications Corp. 6.250%, 9/15/21	1,085	1,093
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105	1,170

		2,263

Utilities—0.2%
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	1,510	1,499

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $61,358)		60,096

LOAN AGREEMENTS(2)—94.7%
Consumer Discretionary—28.1%
Acosta, Inc. 5.000%, 9/26/21	2,267	2,271
Advantage Sales & Marketing, Inc.
First Lien 4.250%, 7/23/21	1,799	1,785
Delayed Draw 4.250%, 7/23/21	60	60
Second Lien, 7.500%, 7/25/22	2,530	2,510
Affinity Gaming LLC 5.250%, 11/9/17	971	962
Aristocrat Leisure Ltd. 4.750%, 10/20/21	3,425	3,374
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,715	4,640
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	1,971	1,938
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 10.500%, 10/31/16	943	839
Tranche B-6, 6.985%, 3/1/17	3,558	3,127
Tranche B-7, 9.750%, 1/28/18	2,220	1,935

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	$3,962	$3,718
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	3,517	3,233
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	3,654	3,617
Cequel Communications LLC 3.500%, 2/14/19	1,659	1,637
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	6,227	6,117
Checkout Holding Corp. Tranche B, First Lien 4.500%, 4/9/21	2,886	2,760
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	3,648	3,636
Tranche B, 3.250%, 12/31/18	2,592	2,573
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,560	2,543
Clear Channel Communications, Inc. Tranche D, 6.919%, 1/30/19	16,413	15,513
Cooper-Standard Automotive, Inc. 4.000%, 4/4/21	3,764	3,715
CSC Holdings, Inc. Tranche B, 2.669%, 4/17/20	2,438	2,392
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	3,556	3,460
Delta 2 (Lux) S.A.R.L.
Tranche B-3, 4.750%, 7/30/21	5,593	5,475
Second Lien, 7.750%, 7/29/22	1,462	1,429
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	4,239	4,217
General Nutrition Center Tranche B, 3.250%, 3/4/19	3,031	2,956
Golden Nugget, Inc.
5.500%, 11/21/19	1,040	1,031
Delayed Draw 5.500%, 11/21/19	446	442
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	763	758
Hilton Worldwide Finance LLC 3.500%, 10/26/20	16,903	16,737
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	2,838	2,804
KAR Auction Services, Inc. Tranche B-2, 3.500%, 3/11/21	2,588	2,549
Key Safety Systems, Inc. 4.750%, 8/29/21	2,046	2,036
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	5,484	5,246
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	5,240	5,116
Libbey Glass, Inc. 3.750%, 4/9/21	3,536	3,494
Marina District Finance Co., Inc. 6.750%, 8/15/18	1,174	1,170
MCC LLC (Mediacom Broadband Group)

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche H, 3.250%, 1/29/21	$1,970	$1,913
3.750%, 6/30/21	932	914
Tranche G, 3.750%, 6/30/21	2,336	2,289
Media General, Inc. Tranche B, 4.250%, 7/31/20	4,535	4,494
Metaldyne LLC 4.250%, 10/20/21	1,677	1,676
MGM Resort International Tranche B 3.500%, 12/20/19	5,770	5,635
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	3,940	3,872
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,182	3,070
Neiman Marcus Group 4.250%, 10/25/20	2,960	2,901
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	1,852	1,849
Tranche B-2, 4.500%, 5/21/20	1,605	1,602
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	890	886
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,970	2,916
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,284	2,292
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	4,026	3,979
Scientific Games International, Inc. Tranche B, 6.000%, 10/1/21	2,807	2,774
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	952	921
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,855	5,760
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,689	1,698
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	2,610	2,594
SRAM LLC First Lien, 4.000%, 4/10/20	2,520	2,450
Station Casinos LLC Tranche B, 4.250%, 3/2/20	3,157	3,100
TI Group Automotive Systems LLC 4.250%, 7/2/21	1,765	1,749
Transtar Holding Co.
First Lien, 5.750%, 10/9/18	1,429	1,420
Second Lien, 10.000%, 10/9/19	460	454
Tribune Co. 4.000%, 12/27/20	5,847	5,775
Tribune Publishing Co. 5.750%, 8/4/21	1,251	1,239
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	3,524	3,389
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,430	4,342

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
4.000%, 3/1/20	$4,647	$4,554
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	3,847	3,784
Ziggo B.V.
Tranche B-1 3.250%, 1/15/22	1,398	1,363
Tranche B-2, 3.500%, 1/15/22	901	878
Tranche B-3, 3.500%, 1/15/22	1,482	1,445

		223,792

Consumer Staples—6.0%
Albertson’s LLC
Tranche B-4, 4.500%, 8/25/21	2,688	2,692
Tranche B-4-1, 4.500%, 8/25/21	344	345
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	4,323	4,268
Tranche F, 3.250%, 2/24/21	991	977
Big Heart Pet Brands (Del Monte Corp.) 3.500%, 3/9/20	2,943	2,833
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 1.750%, 7/23/21	1,083	1,050
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	2,983	2,926
Second Lien, 8.750%, 12/21/20	520	508
Del Monte Corp. First Lien, 4.250%, 2/18/21	953	876
Dole Food Co., Inc. Tranche B, 4.500%, 11/1/18	1,940	1,921
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	11,367	11,319
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	4,017	4,087
Prestige Brands Tranche B-2, 4.500%, 9/3/21	290	290
Reynolds Group Holdings, Inc. 4.000%, 12/1/18	4,092	4,029
Rite Aid Corp.
Tranche 7, 3.500%, 2/21/20	5,910	5,893
Tranche 1, Second Lien, 5.750%, 8/21/20	101	102
Tranche 2, Second Lien, 4.875%, 6/21/21	1,417	1,421
Spectrum Brands, Inc. Tranche C, 3.500%, 9/4/19	1,975	1,961

		47,498

Energy—4.2%
Arch Coal, Inc. 6.250%, 5/16/18	4,452	3,701
Azure Midstream 6.500%, 11/15/18	2,284	2,055
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	2,739	2,479
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	1,521	1,232

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Expro Finservices S.A.R.L. 5.750%, 9/2/21	$1,538	$1,269
Fieldwood Energy LLC
Closing Date Loan, 3.875%, 9/28/18	853	811
Closing Date Loan, Second Lien, 8.375%, 9/30/20	2,613	1,928
FTS International, Inc. 5.750%, 4/16/21	1,451	1,161
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,860	2,474
MEG Energy Corp. 3.750%, 3/31/20	1,936	1,854
Ocean Rig 6.000%, 3/31/21	2,963	2,339
Paragon Offshore Finance Co. 3.750%, 7/16/21	2,265	1,832
Quicksilver Resources, Inc. Second Lien, 7.000%, 6/21/19	1,745	1,328
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,000
Seadrill Operating LP 4.000%, 2/21/21	7,323	5,728
Templar Energy LLC Second Lien, 8.500%, 11/25/20	3,000	2,169

		33,360

Financials—5.5%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	3,237	2,525
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	2,178	2,154
Tranche B-2, 4.250%, 7/8/20	1,478	1,434
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,514	1,488
Second Lien, 6.000%, 4/30/20	1,828	1,828
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	994	960
Delos Finance S.A.R.L. 3.500%, 3/6/21	4,026	4,003
Home Loan Servicing Solutions Ltd. 4.500%, 6/26/20	3,940	3,738
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	381	397
National Financial Partners LLC 4.500%, 7/1/20	2,821	2,799
Realogy Corp.
Extended LOC, 4.400%, 10/10/16	206	204
Tranche B, 3.750%, 3/5/20	7,433	7,303
Starwood Property Trust, Inc. First Lien, 3.500%, 4/17/20	3,314	3,243
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21	5,253	5,194

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	$7,071	$6,399

		43,669

Health Care—13.3%
Accellent, Inc. First Lien, 4.500%, 3/12/21	3,288	3,225
Akorn, Inc. 4.500%, 4/16/21	4,239	4,218
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	1,025	1,025
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	2,448	2,423
Second Lien, 8.500%, 3/20/20	2,390	2,366
Amneal Pharmaceuticals LLC 5.000%, 11/1/19	2,857	2,856
AmSurg Corp. 3.750%, 7/16/21	1,201	1,194
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	790	791
Second Lien, 11.000%, 1/2/19	268	268
Capsugel Holdings US, Inc. 3.500%, 8/1/18	3,989	3,908
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	2,082	2,062
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	3,721	3,718
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	1,350	1,351
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,139	3,114
Emdeon, Inc.
Tranche B-2, 3.750%, 11/2/18	3,035	2,989
3.750%, 11/2/18	499	492
Endo Luxembourg Finance S.A.R.L. Tranche B, 3.250%, 3/1/21	918	897
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	3,674	3,656
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,986	1,972
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	5,318	5,210
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	2,887	2,884
Kinetic Concepts, Inc.
Tranche E-2, 3.500%, 11/4/16	935	925
Tranche E-1, 4.000%, 5/4/18	576	569
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	291	286
Mallinckrodt Pharmaceuticals Tranche B, 3.250%, 3/19/21	2,768	2,722

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
MMM Holdings, Inc. 9.750%, 12/12/17	$401	$390
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	292	283
Multiplan, Inc. Tranche B-1, 3.750%, 3/31/21	3,444	3,358
National Mentor Holdings, Inc. Tranche B, 4.750%, 1/31/21	749	736
National Surgical Hospitals, Inc. Tranche B-2, 5.250%, 8/1/19	1,400	1,390
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,711
NVA Holdings, Inc.
First Lien, 4.750%, 8/14/21	422	418
Second Lien 8.000%, 8/14/22	986	975
Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/21	3,335	3,289
Par Pharmaceutical Tranche B-2, 4.000%, 9/30/19	1,738	1,694
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,960	1,949
PharMEDium Healthcare Corp. First Lien, 4.250%, 1/28/21	3,603	3,507
Pharmedium Healthcare Corp. Second Lien, 7.750%, 1/28/22	540	536
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,457	2,430
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	4,494	4,453
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	3,927	3,907
Rexam Healthcare LLC (Devix) 4.250%, 5/3/21	1,877	1,857
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	656	640
Second Lien, 8.500%, 11/3/21	1,693	1,640
Surgical Care Affiliates LLC Tranche C, 4.000%, 6/29/18	3,422	3,387
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	3,004	2,963
United Surgical Partners Tranche B 4.750%, 4/3/19	2,073	2,064
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 3.500%, 2/13/19	2,158	2,143
Series C2, Tranche B, 3.500%, 12/11/19	2	2
Series E1, Tranche B, 3.500%, 8/5/20	3,981	3,951

		105,794

Industrials—12.3%
Air Canada 5.500%, 9/26/19	2,249	2,267

	PAR VALUE	VALUE
Industrials—(continued)
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	$110	$110
Alllied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,387	1,370
Second Lien, 8.000%, 8/13/21	688	678
American Airlines, Inc.
Tranche B, 3.750%, 6/27/19	7,541	7,475
Tranche B, 2014 4.250%, 10/10/21	2,015	2,019
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	3,850	3,750
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	3,907	3,682
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	2,379	2,347
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	1,201	1,204
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	2,664	2,664
DynCorp International, Inc. 6.250%, 7/7/16	2,372	2,370
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	2,075	2,078
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	2,154	2,165
Tranche B-4, 6.000%, 8/4/19	1,279	1,276
HD Supply, Inc. Term Loan 2014, 4.000%, 6/28/18	4,232	4,199
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21	3,291	3,235
International Equipment Solutions Global B.V. 6.750%, 8/16/19	2,933	2,914
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.)
First Lien, 4.750%, 10/25/19	2,839	2,818
4.750%, 10/25/19	113	112
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc..) Second Lien 8.250%, 1/25/21	970	955
Mcjunkin Red Man Corp. 5.000%, 11/8/19	1,540	1,428
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,316
Nortek, Inc. 3.750%, 10/30/20	3,959	3,885
OPE USIC Holdings, Inc. 4.000%, 7/10/20	2,017	1,967
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,796
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,938	4,847
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	2,510	2,378
Sedgwick, Inc. First Lien, 3.750%, 3/1/21	6,841	6,670
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	4,910	4,843

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Spirit Aerosystems, Inc. Tranche B, 3.250%, 9/15/20	$3,876	$3,829
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	7,904	7,788
Tranche D, 3.750%, 6/4/21	2,662	2,624
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	4,287	4,261

		98,320

Information Technology—11.5%
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,938	4,857
Second Lien, 8.000%, 7/19/21	789	774
Applied Systems, Inc.
First Lien, 4.250%, 1/25/21	590	582
Second Lien, 7.500%, 1/24/22	1,916	1,879
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	3,532	3,527
Blue Coat Systems, Inc.
4.000%, 5/31/19	2,980	2,909
Second Lien, 9.500%, 6/26/20	3,154	3,107
CCC Information Services 4.000%, 12/20/19	2,898	2,869
CDW LLC 3.250%, 4/29/20	8,215	7,986
Deltek, Inc. Second Lien, 10.000%, 10/10/19	2,629	2,647
Electronic Funds Source LLC 5.500%, 5/29/21	4,214	4,185
Evergreen Skills Lux S.A.R.L.
First Lien, 5.750%, 4/28/21	3,791	3,723
Second Lien, 9.250%, 4/28/22	2,515	2,385
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	3,666	3,641
First Data Corp.
3.667%, 3/23/18	13,370	13,132
3.667%, 9/24/18	2,156	2,114
Infinity Acquisition Ltd. 4.250%, 8/6/21	3,392	3,331
Infor (U.S.), Inc. Tranche B-3, 3.750%, 6/3/20	4,408	4,283
Infor (US), Inc. Tranche B-5, 3.750%, 6/3/20	3,535	3,437
Interactive Data Corp. 4.750%, 5/2/21	3,190	3,174
ION Trading Technologies S.A.R.L. First Lien, 4.250%, 6/10/21	995	985
Kronos, Inc. Second Lien, 9.750%, 4/30/20	4,447	4,536
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	2,886	2,832
Mitchell International, Inc.
4.500%, 10/13/20	3,186	3,149

	PAR VALUE	VALUE
Information Technology—(continued)
Second Lien, 8.500%, 10/11/21	$3,057	$3,052
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	3,109	2,784

		91,880

Materials—6.4%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,925	5,755
Anchor Glass Container Corp. Tranche B, 4.250%, 6/30/21	6,400	6,357
Ardagh Packaging Finance plc 4.000%, 12/17/19	869	855
AZ Chem US, Inc. First Lien, 5.750%, 6/11/21	1,641	1,608
Berlin Packaging, Inc. S.A.R.L. First Lien, 4.500%, 10/1/21	1,841	1,836
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,567	4,433
Tranche E, 3.750%, 1/6/21	1,843	1,799
CEMEX Espana S.A. Tranche A-1, 4.661%, 2/14/17	432	433
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	4,947	4,510
Huntsman International LLC 3.750%, 8/12/21	4,000	3,943
Ineos Group Holdings, Inc. 3.750%, 5/4/18	9,068	8,817
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,247	2,157
Solenis International LP First Lien, 4.250%, 7/31/21	2,338	2,285
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,343	1,303
W.R. Grace & Co.
Delayed Draw, 1.000%, 2/3/21	1,247	1,241
3.000%, 2/3/21	3,466	3,449

		50,781

Telecommunication Services—4.4%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	2,650	2,613
Global Tel*Link Corp.
First Lien, 5.000%, 5/23/20	1,837	1,823
Second Lien, 9.000%, 11/23/20	660	648
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,853
Tranche B, 2020 4.000%, 1/15/20	3,388	3,367
Tranche B, 2022 4.500%, 1/31/22	3,343	3,351

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
SBA Communications Tranche B-1A, 3.250%, 3/24/21	$3,767	$3,700
Securus Technologies Holdings, Inc. First Lien, 4.750%, 4/30/20	2,370	2,346
Telesat Canada, Inc. Tranche B-2, 3.500%, 3/28/19	3,725	3,683
West Corp. Tranche B-10, 3.250%, 6/30/18	2,203	2,168
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,204	3,175
XO Communications LLC 4.250%, 3/20/21	4,699	4,629

		35,356

Utilities—3.0%
Atlantic Power LP 4.750%, 2/24/21	1,143	1,127
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	5,086	4,898
Tranche B-2, 3.250%, 1/31/22	3,847	3,721
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	2,849	2,871
Tranche C, First Lien 5.000%, 12/17/21	125	126
NRG Energy, Inc. 2.750%, 7/1/18	5,334	5,241
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.648%, 10/10/17(5)	9,165	5,957

		23,941

TOTAL LOAN AGREEMENTS (Identified Cost $774,394)		754,391

TOTAL LONG TERM INVESTMENTS—102.2% (Identified Cost $835,752)		814,487	(6)

TOTAL INVESTMENTS—102.2% (Identified Cost $835,752)		814,487	(1)
Other assets and liabilities, net—(2.2)%		(17,532)

NET ASSETS—100.0%		$796,955

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $29,083 or 3.6% of net assets.

(4)	100% of the income received was in cash.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	Al portion of the Fund’s assets have been segregated for delay delivery settlements.

Foreign Currency:

BRL	Brazilian Real

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Luxembourg	3
Canada	2
Australia	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of December 31, 2014

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$60,096	$60,096	$—
Loan Agreements	754,391	751,917	2,474

Total Investments	$814,487	$812,013	$2,474

There are no Level 1 (Quoted Prices) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

Loan Agreements
Beginning Balance September 30, 2014:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
(Sales)	—
Transfers into Level 3 (a)	2,474
Transfers from Level 3	—

Ending Balance December 31, 2014	$2,474	(b)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Consumer Discretionary—35.4%
Amazon.com, Inc.(2)	2,772	$860
AMC Networks, Inc. Class A(2)	13,432	857
American Eagle Outfitters, Inc.	62,926	873
Apollo Group, Inc. Class A(2)	24,768	845
AutoNation, Inc.(2)	14,505	876
Buckle, Inc. (The)	16,425	863
Cabela’s, Inc.(2)	16,696	880
Cablevision Systems Corp. Class A	42,831	884
Carnival Corp.	18,943	859
CBS Corp. Class B	15,555	861
Choice Hotels International, Inc.	14,888	834
Columbia Sportswear Co.	18,916	842
Comcast Corp. Class A	14,855	862
Dick’s Sporting Goods, Inc.	17,253	857
Dillard’s, Inc. Class A	7,288	912
Discovery Communications,Inc. Class C(2)	25,014	843
DISH Network Corp. Class A(2)	11,798	860
DSW, Inc. Class A	23,740	885
Expedia, Inc.	9,504	811
Family Dollar Stores, Inc.	10,728	850
Federal-Mogul Corp.(2)	53,763	865
Fossil Group, Inc.(2)	7,822	866
Gap, Inc. (The)	20,671	870
Garmin Ltd.	15,989	845
Horton (D.R.), Inc.	34,079	862
Hyatt Hotels Corp. Class A(2)	14,219	856
International Speedway Corp. Class A	27,419	868
L Brands, Inc.	10,052	870
Lands’ End, Inc.	15,676	846
Las Vegas Sands Corp.	15,026	874
Lennar Corp. Class A	19,438	871
Liberty Broadband Corp.(2)	16,740	834
Liberty Global plc Class C(2)	17,377	839
Liberty Interactive Corp. Class A(2)	29,162	858
Liberty Media Corp.(2)	25,084	879
Liberty Tripadvisor Holdings, Class A	31,524	848
Liberty Ventures Class A(2)	22,754	858
Madison Square Garden Co. (The)(2)	11,322	852
Marriott International, Inc. Class A	10,845	846
Marriott Vacations Worldwide Corp.	11,754	876
MGM Resorts International(2)	41,933	896
Mohawk Industries, Inc.(2)	5,501	855

	SHARES	VALUE
Consumer Discretionary—(continued)
Morningstar, Inc.	12,985	$840
News Corp. Class A(2)	55,318	868
NIKE, Inc. Class B	8,858	852
Nordstrom, Inc.	10,978	872
Papa John’s International, Inc.	15,353	857
Penske Automotive Group, Inc.	17,201	844
Ralph Lauren Corp.	4,715	873
Sears Holdings Corp.(2)	24,974	824
Sears Hometown and Outlet Stores, Inc.(2)	74,653	982
Starbucks Corp.	10,549	866
Starz - Liberty Capital Class A(2)	28,878	858
Tesla Motors, Inc.(2)	3,819	849
Twenty-First Century Fox, Inc. Class A	21,798	837
Under Armour, Inc. Class A(2)	12,477	847
Urban Outfitters, Inc.(2)	24,649	866
Viacom, Inc. Class B	11,115	836
Wendy’s Co. (The)	97,088	877
Wynn Resorts Ltd.	5,759	857

		51,653

Consumer Staples—4.6%
Boston Beer Co., Inc. (The) Class A(2)	2,902	840
Brown-Forman Corp. Class B	9,523	837
Estee Lauder Cos., Inc. (The) Class A	11,174	851
Harbinger Group, Inc.(2)	60,878	862
Lancaster Colony Corp.	8,918	835
Monster Beverage Corp.(2)	7,583	822
PriceSmart, Inc.	9,347	853
Tootsie Roll Industries, Inc.	27,649	847

		6,747

Energy—6.9%
Chesapeake Energy Corp.	46,132	903
Clayton Williams Energy, Inc.(2)	13,706	874
Continental Resources, Inc.(2)	22,383	859
CVR Energy, Inc.(3)	21,396	828
Exterran Holdings, Inc.	27,039	881
Halcon Resources Corp.(2)(3)	432,336	769
Hess Corp.	11,532	851
RPC, Inc.	62,897	820
Talisman Energy, Inc.	109,159	855
Transocean Ltd.(3)	43,930	805
W&T Offshore, Inc.	113,326	832

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Western Refining, Inc.	22,673	$857

		10,134

Financials—15.1%
Altisource Portfolio Solutions SA(2)(3)	27,009	913
American Financial Group, Inc.	14,014	851
AmTrust Financial Services, Inc.	15,752	886
Berkley (W.R.) Corp.	16,631	853
Berkshire Hathaway, Inc. Class B(2)	5,597	840
BOK Financial Corp.	14,015	842
Brown & Brown, Inc.	26,069	858
Charles Schwab Corp. (The)	28,282	854
Cohen & Steers, Inc.	19,877	836
Credit Acceptance Corp.(2)	6,183	843
Erie Indemnity Co. Class A	9,494	862
First Citizens BancShares, Inc. Class A	3,335	843
Franklin Resources, Inc.	15,117	837
Gaming and Leisure Properties, Inc.	28,832	846
Greenlight Capital Re Ltd. Class A(2)	25,341	827
Hilltop Holdings, Inc.(2)	42,321	844
Host Hotels & Resorts, Inc.	35,047	833
Howard Hughes Corp. (The)(2)	6,396	834
Leucadia National Corp.	37,514	841
Loews Corp.	20,169	848
Mercury General Corp.	15,399	873
Ocwen Financial Corp.(2)(3)	53,010	800
Raymond James Financial, Inc.	14,923	855
Taubman Centers, Inc.	11,124	850
Vornado Realty Trust	7,206	848
WisdomTree Investments, Inc.	55,667	873

		22,090

Health Care—4.6%
Akorn, Inc.(2)	22,606	818
Bruker Corp.(2)	43,304	850
Cerner Corp.(2)	13,085	846
Halozyme Therapeutics, Inc.(2)(3)	91,079	879
Hologic, Inc.(2)	31,389	839
MannKind Corp.(2)(3)	157,609	822
Opko Health, Inc.(2)(3)	86,702	866
Pharmacyclics, Inc.(2)	6,401	783

		6,703

Industrials—10.5%
Air Lease Corp.	24,731	849

	SHARES	VALUE
Industrials—(continued)
American Railcar Industries, Inc.	16,722	$861
Cintas Corp.	10,676	837
Colfax Corp.(2)	16,249	838
Covanta Holding Corp.	39,130	861
Danaher Corp.	9,758	836
FedEx Corp.	4,817	836
Grainger (W.W.), Inc.	3,283	837
Heartland Express, Inc.	31,545	852
Hertz Global Holdings, Inc.(2)	37,577	937
Illinois Tool Works, Inc.	8,769	830
MasTec, Inc.(2)	39,590	895
MSC Industrial Direct Co., Inc. Class A	10,518	855
Navistar International Corp.(2)	25,825	865
Rollins, Inc.	25,550	846
Timken Co. (The)	19,580	836
Werner Enterprises, Inc.	27,503	857
XPO Logistics, Inc.(2)(3)	20,797	850

		15,378

Information Technology—13.9%
Amkor Technology, Inc.(2)	124,596	885
Anixter International, Inc.	9,633	852
Broadcom Corp. Class A	19,588	849
eBay, Inc.(2)	14,838	833
EchoStar Corp. Class A(2)	16,678	875
Facebook, Inc. Class A(2)	10,432	814
Google, Inc. Class C(2)	1,622	854
IAC/InterActiveCorp.	13,878	844
Intuit, Inc.	8,980	828
Marvell Technology Group Ltd.	58,884	854
Mentor Graphics Corp.	39,129	858
National Instruments Corp.	27,005	839
Nuance Communications, Inc.(2)	59,117	844
Oracle Corp.	18,630	838
Paychex, Inc.	18,085	835
Pegasystems, Inc.	40,309	837
QUALCOMM, Inc.	11,408	848
Rackspace Hosting, Inc.(2)	17,780	832
RealPage, Inc.(2)	38,361	842
Salesforce.com, Inc.(2)	14,193	842
SS&C Technologies Holdings, Inc.	15,038	879
Syntel Co.(2)	18,618	837
TeleTech Holdings, Inc.(2)	36,175	857

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Yahoo!, Inc.(2)	16,604	$839

		20,315

Materials—5.3%
Airgas, Inc.	7,303	841
Huntsman Corp.	37,113	845
LyondellBasell Industries N.V. Class A	10,462	831
NewMarket Corp.	2,145	866
Novagold Resources, Inc.(2)(3)	304,219	897
Scotts Miracle-Gro Co. (The) Class A	13,596	847
Silgan Holdings, Inc.	15,647	839
Timkensteel Corp.	24,978	925
Westlake Chemical Corp.	14,128	863

		7,754

Office REIT—0.6%
Boston Properties, Inc.	6,484	834

Residential REITs—1.1%
Equity Lifestyle Properties, Inc.	16,453	848
Equity Residential	11,401	819

		1,667

Retail REITs—1.2%
Simon Property Group, Inc.	4,534	826
Washington Prime Group, Inc.	49,149	846

		1,672

Utilities—0.6%
Solarcity Corp.(2)	15,631	836

TOTAL COMMON STOCKS (Identified Cost $133,678)		145,783

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $133,678)		145,783

SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.110%)	1,097,558	1,098

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,098)		1,098

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—4.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	6,390,771	$6,391

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $6,391)		6,391

TOTAL INVESTMENTS—105.0% (Identified Cost $141,167)		153,272	(1)
Other assets and liabilities, net—(5.0)%		(7,230)

NET ASSETS—100.0%		$146,042

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$145,783	$145,783
Securities Lending Collateral	6,391	6,391
Short-Term Investments	1,098	1,098

Total Investments	$153,272	$153,272

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 32 Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities)

•	Level 2 – prices determined using other significant observable inputs (including quoted prices For similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the times that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and is generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity.

Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

The Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds.. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts: Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2014, the following Funds had securities on loan (reported in thousands):

Fund	Market value	Collateral
Foreign Opportunities Fund	$31,046	$32,708
Premium AlphaSector® Fund	2,752	2,815

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

Wealth Masters Fund	6,235	6,391

Effective August 29, 2014, the Dynamic AlphaSector® Fund loans securities through an agreement with JP Morgan Clearing Corp. (“JPMCC”). Under the terms of agreement, the Fund lends directly to JPMCC and in doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral is received in cash which is invested in additional portfolio securities of the Fund. The agreement also provides that the Fund pay a “Spread Fee” on the cash collateral received at a rate equal to the difference between (a) the return payable on such collateral at the reinvestment rate and (b) the cash collateral fee (rebate). The Fund also pays a fee based on the one-week London Interbank Offering Rate (LIBOR) plus a negotiated spread.

D. SHORT SALES

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector® Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such within each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2014, the Funds did not hold any securities that are both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSector® Fund	$682,559	$428	$(5,444)	$(5,016)
AlphaSector® Rotation Fund	1,471,965	11,070	(9,504)	1,566
Alternatives Diversifier Fund	134,855	11,290	(24,533)	(13,243)
Bond Fund	76,701	1,948	(2,588)	(640)
CA Tax-Exempt Bond	30,021	2,647	(216)	2,431
Disciplined Equity Style Fund	2,330	94	—	94
Disciplined Select Bond Fund	1,513	2	(36)	(34)
Disciplined Select Country Fund	1,423	5	(55)	(50)
Dynamic AlphaSector® Fund (Long positions)	2,241,498	32,875	(20,378)	12,497

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

Dynamic AlphaSector® Fund (Short positions)	(539,519)	16,329	(32,894)	(16,565)
Emerging Markets Debt Fund	29,815	448	(2,858)	(2,410)
Emerging Markets Equity Income Fund	77,466	4,204	(6,701)	(2,497)
Emerging Markets Small-Cap Fund	5,152	272	(475)	(203)
Foreign Opportunities Fund	1,555,702	402,937	(29,668)	373,269
Global Commodities Stock Fund	10,483	1,202	(395)	807
Global Dividend Fund	141,978	27,179	(2,151)	25,028
Global Opportunities Fund	105,976	30,892	(1,165)	29,727
Global Premium AlphaSector® Fund	184,615	2,108	(6,305)	(4,197)
Global Real Estate Securities Fund	56,995	9,917	(598)	9,319
Greater European Opportunities Fund	13,585	2,142	(250)	1,892
Herzfeld Fund	26,387	395	(814)	(419)
High Yield Fund	86,436	1,079	(3,237)	(2,158)
International Equity Fund	10,259	505	(638)	(133)
International Real Estate Securities Fund	34,922	5,787	(670)	5,117
International Small-Cap Fund	40,545	1,243	(4,557)	(3,314)
International Wealth Masters Fund	4,992	89	(234)	(145)
Low Volatility Equity Fund	5,569	373	(4)	369
Low Volatility Equity Fund (Written Options)	(1)	—	—	—
Multi-Sector Intermediate Fund	379,154	7,700	(21,942)	(14,242)

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2014 (CONTINUED) (UNAUDITED)

Multi-Sector Short Term Bond Fund	8,755,165	145,177	(233,654)	(88,477)
Premium AlphaSector® Fund	6,262,571	108,327	(72,987)	35,340
Real Estate Securities Fund	1,028,594	636,647	(1,966)	634,681
Senior Floating Rate Fund	835,953	1,201	(22,667)	(21,466)
Wealth Masters Fund	144,213	15,729	(6,670)	9,059

NOTE 4—SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in the quarterly filing.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/02/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/02/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	03/02/15

* Print the name and title of each signing officer under his or her signature.